SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.        2            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              4       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3678

       Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001  pursuant to paragraph  (b) of Rule 485

[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485

[ ] on (date)  pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO]
                                                               AMERICAN EXPRESS
                                                                  NEW SOLUTIONS
                                                           VARIABLE ANNUITY-SM-
ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY


PROSPECTUS


MAY 1, 2001

FOR CONTRACTS PURCHASED IN PENNSYLVANIA: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY.

FOR CONTRACTS PURCHASED IN ALL OTHER STATES: INDIVIDUAL OR GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY.


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

-    American Express-Registered Trademark- Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    Alliance Variable Products Series Fund

-    Evergreen Variable Annuity Trust

-    Fidelity Variable Insurance Products - Service Class


- Franklin-Registered Trademark- Templeton-Registered Trademark- Variable Insurance Products Trust (FTVIPT) - Class 2


-    MFS-Registered Trademark- Variable Insurance Trust-SM-


-    Putnam Variable Trust - IB Shares


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS

KEY TERMS .....................................................................3

THE CONTRACT IN BRIEF .........................................................4

EXPENSE SUMMARY ...............................................................6

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ..................................13

FINANCIAL STATEMENTS .........................................................19

PERFORMANCE INFORMATION ......................................................19

THE VARIABLE ACCOUNT AND THE FUNDS ...........................................20

THE FIXED ACCOUNTS ...........................................................25

BUYING YOUR CONTRACT .........................................................28

CHARGES ......................................................................30

VALUING YOUR INVESTMENT ......................................................34

MAKING THE MOST OF YOUR CONTRACT .............................................35

WITHDRAWALS ..................................................................39

CHANGING OWNERSHIP ...........................................................39

BENEFITS IN CASE OF DEATH ....................................................40


OPTIONAL BENEFITS ............................................................41


THE ANNUITY PAYOUT PERIOD.....................................................46

TAXES ........................................................................48

VOTING RIGHTS ................................................................49

SUBSTITUTION OF INVESTMENTS ..................................................50

ABOUT THE SERVICE PROVIDERS ..................................................50

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE ........................51

DIRECTORS AND EXECUTIVE OFFICERS .............................................54

EXPERTS ......................................................................55

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION .............56

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .................69

--------------------------------------------------------------------------------
2 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNTS*: The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

* Not available under contracts purchased in Pennsylvania. The Guarantee Period Accounts are not available under contracts purchased in Maryland.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  3

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 20)


- the fixed accounts,* which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. 25)

* Not available under contracts issued in Pennsylvania. The Guarantee Period Accounts are not available under contracts issued in Maryland.


BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 28)

-    Minimum initial purchase payments:

      If paying by Systematic Investment Plan:

         $50 initial payment.
         $50 for additional payments.

      If paying by any other method:


         $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
         $2,000 initial payment for contracts issued in all other states. $100 for additional payments.



-    Maximum total purchase payments (without prior approval): $1,000,000


- Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 37)


WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 591 /2) and may have other tax consequences; also, certain restrictions apply. (p. 39)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 39)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 40)


OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 41)


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4 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 46)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 48)


CHARGES: We assess certain charges in connection with your contract (p. 30):

-    $40 annual contract administrative charge;


- a 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);

- a 0.85% mortality and expense risk fee (if you allocate money to one or more subaccounts) for qualified annuities;

- a 1.10% mortality and expense risk fee (if you allocate money to one or more subaccounts) for nonqualified annuities;

- if you select the Maximum Anniversary Value (MAV) Death Benefit Rider(1), an additional 0.10% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently 0.30%) based on the adjusted contract value;



- if you select the Performance Credit Rider(2) (PCR), an annual fee of 0.15% of the contract value;


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)

                           YEARS FROM PURCHASE           WITHDRAWAL CHARGE
                             PAYMENT RECEIPT                 PERCENTAGE

                                    1                            8%

                                    2                            8

                                    3                            7

                                    4                            7

                                    5                            6

                                    6                            5

                                    7                            3

                                    Thereafter                   0




A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                         $40*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE            0.30%

(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE                            0.15%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value.)

You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                                   QUALIFIED ANNUITIES       NON-QUALIFIED ANNUITIES
   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE:                             0.15%                         0.15%

   MORTALITY AND EXPENSE RISK FEE:                                     0.85                          1.10

   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER(4) (MAV) FEE:         0.10                          0.10
                                                                       ----                          ----
      (As part of the mortality and expense risk fee. This is
       an optional expense.)

   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES  WITHOUT THE OPTIONAL
   MAV FEE:                                                            1.00%                         1.25%

   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSE  WITH THE OPTIONAL MAV FEE:   1.10%                         1.35%

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6 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                        MANAGEMENT    12b-1      OTHER
                                                                           FEES       FEES      EXPENSES   TOTAL
AXP-Registered Trademark- Variable Portfolio
      Cash Management Fund                                                 .51%        .13%       .04%        .68%(1)
      Federal Income Fund                                                  .61         .13        .13         .87(2)
      Managed Fund                                                         .59         .13        .03         .75(1)
      New Dimensions Fund-Registered Trademark-                            .60         .13        .05         .78(1)
      S&P 500 Index Fund                                                   .28         .13        .07         .48(2)
      Small Cap Advantage Fund                                             .75         .13        .31        1.19(2)

AIM V.I.
      Capital Appreciation Fund                                            .61          --        .21         .82(3)
      Dent Demographic Trends Fund                                         .72          --        .78        1.50(4)
      Value Fund                                                           .61          --        .23         .84(3)

Alliance VP
      Growth & Income Portfolio (Class B)                                  .63         .25        .07         .95(5)
      Premier Growth Portfolio (Class B)                                  1.00         .25        .05        1.30(5)
      Technology Portfolio (Class B)                                       .99         .25        .07        1.31(5)

Evergreen VA
      Global Leaders Fund                                                  .87          --        .14        1.01(6)
      Growth and Income Fund                                               .87          --        .14        1.01(6)
      Masters Fund                                                         .87          --        .14        1.01(6)
      Omega Fund                                                           .52          --        .16         .68(6)
      Small Cap Value Fund                                                 .87          --        .15        1.02(6)
      Strategic Income Fund                                                .55          --        .29         .84(6)

Fidelity VIP
      III Mid Cap Portfolio (Service Class)                                .57         .10        .17         .84(7)
      Contrafund-Registered Trademark- Portfolio (Service Class)           .57         .10        .09         .76(7)
      High Income Portfolio (Service Class)                                .58         .10        .10         .78(7)

Franklin Templeton VIP Trust
      Franklin Small Cap Fund - Class 2                                    .49         .25        .28        1.02(8),(9),(10)
      Mutual Shares Securities Fund - Class 2                              .60         .25        .20        1.05(8)
      Templeton Developing Markets Securities Fund - Class 2              1.25         .25        .31        1.81(8)
      Templeton International Securities Fund - Class 2                    .67         .25        .20        1.12(8)

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class (previously
        MFS-Registered Trademark- Growth Series)                           .75         .20        .16        1.11(11),(12)
      New Discovery Series - Service Class                                 .90         .20        .16        1.26(11),(12)
      Total Return Series - Service Class                                  .75         .20        .15        1.10(11)

Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                   .46         .25        .04         .75(13)
      Putnam VT International New Opportunities Fund - Class IB Shares    1.00         .25        .21        1.46(13)
      Putnam VT Vista Fund - Class IB Shares                               .60         .25        .07         .92(13)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(3) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(4) Expenses are after fee waivers and have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.50% of average daily net assets until Dec. 31, 2001. Total annual fund operating expenses before waivers were 1.63%.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  7

(5) Figures in "Management Fees," "12b-1 Fees." "Other Expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2000. Absent fee waivers and expense reimbursements "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" would be 1.00%, 0.25%, 0.08% and 1.33% for Alliance VP Technology Portfolio (Class B).

(6) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense rations. The Fund's investment advisor may cease these waivers or reimbursement at any time. Without fee waivers and expense reimbursements, "Other Expenses" and "Total" would be 0.29% and 1.16% for Evergreen VA Global Leaders Fund, 0.20% and 1.07% for Evergreen VA Growth and Income Fund, 0.25% and 1.12% for Evergreen VA Masters Fund, and 0.27% and 1.14% for Evergreen Small Cap Value Fund.

(7) There were no reimbursement or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(9) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended Dec. 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(10) The manager has agreed in advance to make an estimated reduction of 0.04% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.53% and 1.06% for Franklin Small Cap Fund - Class 2.

(11) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.10% for Investors Growth Stock Series, 1.25% for New Discovery Series, and 1.09% for Total Return Series.

(12) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the fiscal year 0.15% for the Investors Growth Stock Series and the New Discovery Series. Without this agreement, "Other" and "Total Expenses" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(13) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

--------------------------------------------------------------------------------
8 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

EXAMPLES:*

You would pay the following expenses on a $1,000 investment if you have a nonqualified annuity with the optional Maximum Anniversary Value Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and ...

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                END OF EACH TIME PERIOD

                                                      1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP-Registered Trademark- Variable Portfolio -
     Cash Management Fund                            $104.06   $144.06   $186.69   $270.69    $24.06    $74.06   $126.69  $270.69
     Federal Income Fund                              106.00    149.90    196.41    290.00     26.00     79.90    136.41   290.00
     Managed Fund                                     104.77    146.21    190.28    277.84     24.77     76.21    130.28   277.84
     New Dimensions Fund-Registered Trademark-        105.08    147.14    191.82    280.90     25.08     77.14    131.82   280.90
     S&P 500 Index Fund                               102.01    137.89    176.37    249.96     22.01     67.89    116.37   249.96
     Small Cap Advantage Fund                         109.28    159.69    212.61    321.71     29.28     89.69    152.61   321.71

AIM V.I
     Capital Appreciation Fund                        105.49    148.36    193.86    284.95     25.49     78.36    133.86   284.95
     Dent Demographic Trends Fund                     112.46    169.10    228.10    351.47     32.46     99.10    168.10   351.47
     Value Fund                                       105.70    148.98    194.88    286.97     25.70     78.98    134.88   286.97

Alliance VP
     Growth & Income Portfolio (Class B)              106.82    152.35    200.48    298.02     26.82     82.35    140.48   298.02
     Premier Growth Portfolio (Class B)               110.41    163.03    218.13    332.37     30.41     93.03    158.13   332.37
     Technology Portfolio (Class B)                   110.51    163.34    218.63    333.34     30.51     93.34    158.63   333.34

Evergreen VA
     Global Leaders Fund                              107.44    154.19    203.53    303.99     27.44     84.19    143.53   303.99
     Growth and Income Fund                           107.44    154.19    203.53    303.99     27.44     84.19    143.53   303.99
     Masters Fund                                     107.44    154.19    203.53    303.99     27.44     84.19    143.53   303.99
     Omega Fund                                       104.06    144.06    186.69    270.69     24.06     74.06    126.69   270.69
     Small Cap Value Fund                             107.54    154.49    204.03    304.99     27.54     84.49    144.03   304.99
     Strategic Income Fund                            105.70    148.98    194.88    286.97     25.70     78.98    134.88   286.97

Fidelity VIP
     III Mid Cap Portfolio (Service Class)            105.70    148.98    194.88    286.97     25.70     78.98    134.88   286.97
     Contrafund-Registered Trademark- Portfolio
       (Service Class)                                104.88    146.52    190.79    278.86     24.88     76.52    130.79   278.86
     High Income Portfolio (Service Class)            105.08    147.14    191.82    280.90     25.08     77.14    131.82   280.90

Franklin Templeton VIP Trust
     Franklin Small Cap Fund - Class 2                107.54    154.49    204.03    304.99     27.54     84.49    144.03   304.99
     Mutual Shares Securities Fund - Class 2          107.85    155.41    205.55    307.96     27.85     85.41    145.55   307.96
     Templeton Developing Markets Securities
       Fund - Class 2                                 115.64    178.46    243.39    380.33     35.64    108.46    183.39   380.33
     Templeton International Securities
       Fund - Class 2                                 108.57    157.55    209.09    314.86     28.57     87.55    149.09   314.86

MFS-Registered Trademark-
     Investors Growth Stock Series - Service Class**  108.46    157.24    208.58    313.87     28.46     87.24    148.58   313.87
     New Discovery Series - Service Class             110.00    161.82    216.13    328.51     30.00     91.82    156.13   328.51
     Total Return Series - Service Class              108.36    156.94    208.08    312.89     28.36     86.94    148.08   312.89

Putnam Variable Trust
     Putnam VT Growth and Income Fund -
       Class IB Shares                                104.77    146.21    190.28    277.84     24.77     76.21    130.28   277.84
     Putnam VT International New Opportunities
       Fund - Class IB Shares                         112.05    167.89    226.12    347.68     32.05     97.89    166.12   347.68
     Putnam VT Vista Fund - Class IB Shares           106.52    151.43    198.96    295.02     26.52     81.43    138.96   295.02

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  9

You would pay the following expenses on a $1,000 investment if you have a nonqualified annuity without any optional riders and assuming a 5% annual return and ...

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                END OF EACH TIME PERIOD

                                                      1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP-Registered Trademark- Variable Portfolio -
     Cash Management Fund                             $ 99.96  $131.69   $165.96  $228.83    $19.96    $61.69    $105.96  $228.83
     Federal Income Fund                               101.90   137.58    175.85   248.92     21.90     67.58     115.85   248.92
     Managed Fund                                      100.67   133.86    169.61   236.27     20.67     63.86     109.61   236.27
     New Dimensions Fund-Registered Trademark-         100.98   134.79    171.18   239.45     20.98     64.79     111.18   239.45
     S&P 500 Index Fund                                 97.91   125.46    155.47   207.27     17.91     55.46      95.47   207.27
     Small Cap Advantage Fund                          105.18   147.44    192.33   281.91     25.18     77.44     132.33   281.91

AIM V.I
     Capital Appreciation Fund                         101.39   136.03    173.26   243.67     21.39     66.03     113.26   243.67
     Dent Demographic Trends Fund                      108.36   156.94    208.08   312.89     28.36     86.94     148.08   312.89
     Value Fund                                        101.60   136.65    174.29   245.77     21.60     66.65     114.29   245.77

Alliance VP
     Growth & Income Portfolio (Class B)               102.72   140.05    179.99   257.26     22.72     70.05     119.99   257.26
     Premier Growth Portfolio (Class B)                106.31   150.82    197.94   293.01     26.31     80.82     137.94   293.01
     Technology Portfolio (Class B)                    106.41   151.13    198.45   294.02     26.41     81.13     138.45   294.02

Evergreen VA
     Global Leaders Fund                               103.34   141.90    183.09   263.48     23.34     71.90     123.09   263.48
     Growth and Income Fund                            103.34   141.90    183.09   263.48     23.34     71.90     123.09   263.48
     Masters Fund                                      103.34   141.90    183.09   263.48     23.34     71.90     123.09   263.48
     Omega Fund                                         99.96   131.69    165.96   228.83     19.96     61.69     105.96   228.83
     Small Cap Value Fund                              103.44   142.21    183.60   264.51     23.44     72.21     123.60   264.51
     Strategic Income Fund                             101.60   136.65    174.29   245.77     21.60     66.65     114.29   245.77

Fidelity VIP
     III Mid Cap Portfolio (Service Class)             101.60   136.65    174.29   245.77     21.60     66.65     114.29   245.77
     Contrafund-Registered Trademark- Portfolio
       (Service Class)                                 100.78   134.17    170.14   237.33     20.78     64.17     110.14   237.33
     High Income Portfolio (Service Class)             100.98   134.79    171.18   239.45     20.98     64.79     111.18   239.45

Franklin Templeton VIP Trust
     Franklin Small Cap Fund - Class 2                 103.44   142.21    183.60   264.51     23.44     72.21     123.60   264.51
     Mutual Shares Securities Fund - Class 2           103.75   143.13    185.15   267.60     23.75     73.13     125.15   267.60
     Templeton Developing Markets Securities
       Fund - Class 2                                  111.54   166.38    223.63   342.93     31.54     96.38     163.63   342.93
     Templeton International Securities
       Fund - Class 2                                  104.47   145.29    188.74   274.78     24.47     75.29     128.74   274.78

MFS-Registered Trademark-
     Investors Growth Stock Series - Service Class**   104.36   144.98    188.23   273.76     24.36     74.98     128.23   273.76
     New Discovery Series - Service Class              105.90   149.59    195.90   288.99     25.90     79.59     135.90   288.99
     Total Return Series - Service Class               104.26   144.67    187.72   272.74     24.26     74.67     127.72   272.74

Putnam Variable Trust
     Putnam VT Growth and Income Fund -
       Class IB Shares                                 100.67   133.86    169.61   236.27     20.67     63.86     109.61   236.27
     Putnam VT International New Opportunities Fund -
       Class IB Shares                                 107.95   155.72    206.06   308.95     27.95     85.72     146.06   308.95
     Putnam VT Vista Fund - Class IB Shares            102.42   139.12    178.44   254.14     22.42     69.12     118.44   254.14

--------------------------------------------------------------------------------
10 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you have a qualified annuity with the optional Maximum Anniversary Value Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and assuming a 5% annual return and ...

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                END OF EACH TIME PERIOD

                                                      1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP-Registered Trademark- Variable Portfolio -
     Cash Management Fund                             $101.49  $136.34   $173.78  $244.72    $21.49    $66.34    $113.78  $244.72
     Federal Income Fund                               103.44   142.21    183.60   264.51     23.44     72.21     123.60   264.51
     Managed Fund                                      102.21   138.50    177.40   252.05     22.21     68.50     117.40   252.05
     New Dimensions Fund-Registered Trademark-         102.52   139.43    178.96   255.18     22.52     69.43     118.96   255.18
     S&P 500 Index Fund                                 99.44   130.13    163.35   223.48     19.44     60.13     103.35   223.48
     Small Cap Advantage Fund                          106.72   152.05    199.98   297.02     26.72     82.05     139.98   297.02

AIM V.I
     Capital Appreciation Fund                         102.93   140.67    181.02   259.34     22.93     70.67     121.02   259.34
     Dent Demographic Trends Fund                      109.90   161.51    215.63   327.54     29.90     91.51     155.63   327.54
     Value Fund                                        103.13   141.28    182.06   261.41     23.13     71.28     122.06   261.41

Alliance VP
     Growth & Income Portfolio (Class B)               104.26   144.67    187.72   272.74     24.26     74.67     127.72   272.74
     Premier Growth Portfolio (Class B)                107.85   155.41    205.55   307.96     27.85     85.41     145.55   307.96
     Technology Portfolio (Class B)                    107.95   155.72    206.06   308.95     27.95     85.72     146.06   308.95

Evergreen VA
     Global Leaders Fund                               104.88   146.52    190.79   278.86     24.88     76.52     130.79   278.86
     Growth and Income Fund                            104.88   146.52    190.79   278.86     24.88     76.52     130.79   278.86
     Masters Fund                                      104.88   146.52    190.79   278.86     24.88     76.52     130.79   278.86
     Omega Fund                                        101.49   136.34    173.78   244.72     21.49     66.34     113.78   244.72
     Small Cap Value Fund                              104.98   146.83    191.30   279.88     24.98     76.83     131.30   279.88
     Strategic Income Fund                             103.13   141.28    182.06   261.41     23.13     71.28     122.06   261.41

Fidelity VIP
     III Mid Cap Portfolio (Service Class)             103.13   141.28    182.06   261.41     23.13     71.28     122.06   261.41
     Contrafund-Registered Trademark- Portfolio
       (Service Class)                                 102.31   138.81    177.92   253.10     22.31     68.81     117.92   253.10
     High Income Portfolio (Service Class)             102.52   139.43    178.96   255.18     22.52     69.43     118.96   255.18

Franklin Templeton VIP Trust
     Franklin Small Cap Fund - Class 2                 104.98   146.83    191.30   279.88     24.98     76.83     131.30   279.88
     Mutual Shares Securities Fund - Class 2           105.29   147.75    192.84   282.92     25.29     77.75     132.84   282.92
     Templeton Developing Markets Securities
       Fund - Class 2                                  113.08   170.92    231.08   357.13     33.08    100.92     171.08   357.13
     Templeton International Securities
       Fund - Class 2                                  106.00   149.90    196.41   290.00     26.00     79.90     136.41   290.00

MFS-Registered Trademark-
     Investors Growth Stock Series - Service Class**   105.90   149.59    195.90   288.99     25.90     79.59     135.90   288.99
     New Discovery Series - Service Class              107.44   154.19    203.53   303.99     27.44     84.19     143.53   303.99
     Total Return Series - Service Class               105.80   149.29    195.39   287.98     25.80     79.29     135.39   287.98

Putnam Variable Trust
     Putnam VT Growth and Income Fund -
       Class IB Shares                                 102.21   138.50    177.40   252.05     22.21     68.50     117.40   252.05
     Putnam VT International New Opportunities Fund -
     Class IB Shares                                   109.49   160.29    213.62   323.65     29.49     90.29     153.62   323.65

     Putnam VT Vista Fund - Class IB Shares            103.95   143.75    186.17   269.66     23.95     73.75     126.17   269.66

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  11

You would pay the following expenses on a $1,000 investment if you have a qualified annuity without any optional riders and assuming a 5% annual return and ...

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                END OF EACH TIME PERIOD

                                                      1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP-Registered Trademark- Variable Portfolio -
     Cash Management Fund                             $ 97.39   $123.90  $152.83  $201.82    $17.39    $53.90    $ 92.83  $201.82
     Federal Income Fund                                99.34    129.82   162.82   222.40     19.34     59.82     102.82   222.40
     Managed Fund                                       98.11    126.09   156.52   209.45     18.11     56.09      96.52   209.45
     New Dimensions Fund-Registered Trademark-          98.42    127.02   158.10   212.70     18.42     57.02      98.10   212.70
     S&P 500 Index Fund                                 95.34    117.65   142.23   179.72     15.34     47.65      82.23   179.72
     Small Cap Advantage Fund                          102.62    139.74   179.47   256.22     22.62     69.74     119.47   256.22

AIM V.I
     Capital Appreciation Fund                          98.83    128.27   160.20   217.20     18.83     58.27     100.20   217.02
     Dent Demographic Trends Fund                      105.80    149.29   195.39   287.98     25.80     79.29     135.39   287.98
     Value Fund                                         99.03    128.89   161.25   219.18     19.03     58.89     101.25   219.18

Alliance VP
     Growth & Income Portfolio (Class B)               100.16    132.31   167.01   230.96     20.16     62.31     107.01   230.96
     Premier Growth Portfolio (Class B)                103.75    143.13   185.15   267.60     23.75     73.13     125.15   267.60
     Technology Portfolio (Class B)                    103.85    143.44   185.66   268.63     23.85     73.44     125.66   268.63

Evergreen VA
     Global Leaders Fund                               100.78    134.17   170.14   237.33     20.78     64.17     110.14   237.33
     Growth and Income Fund                            100.78    134.17   170.14   237.33     20.78     64.17     110.14   237.33
     Masters Fund                                      100.78    134.17   170.14   237.33     20.78     64.17     110.14   237.33
     Omega Fund                                         97.39    123.90   152.83   201.82     17.39     53.90      92.83   201.82
     Small Cap Value Fund                              100.88    134.48   170.66   238.39     20.88     64.48     110.66   238.39
     Strategic Income Fund                              99.03    128.89   161.25   219.18     19.03     58.89     101.25   219.18

Fidelity VIP
     III Mid Cap Portfolio (Service Class)              99.03    128.89   161.25   219.18     19.03     58.89     101.25   219.18
     Contrafund-Registered Trademark- Portfolio
       (Service Class)                                  98.21    126.40   157.05   210.53     18.21     56.40      97.05   210.53
     High Income Portfolio (Service Class)              98.42    127.02   158.10   212.70     18.42     57.02      98.10   212.70

Franklin Templeton VIP Trust
     Franklin Small Cap Fund - Class 2                 100.88    134.48   170.66   238.39     20.88     64.48     110.66   238.39
     Mutual Shares Securities Fund - Class 2           101.19    135.41   172.22   241.56     21.19     65.41     112.22   241.56
     Templeton Developing Markets Securities
       Fund - Class 2                                  108.98    158.77   211.11   318.78     28.98     88.77     151.11   318.78
     Templeton International Securities Fund -
       Class 2                                         101.90    137.58   175.85   248.92     21.90     67.58     115.85   248.92

MFS-Registered Trademark-
     Investors Growth Stock Series - Service Class**   101.80    137.27   175.33   247.87     21.80     67.27     115.33   247.87
     New Discovery Series - Service Class              103.34    141.90   183.09   263.48     23.34     71.90     123.09   263.48
     Total Return Series - Service Class               101.70    136.96   174.81   246.82     21.70     66.96     114.81   246.82

Putnam Variable Trust
     Putnam VT Growth and Income Fund -
       Class IB Shares                                  98.11    126.09   156.52   209.45     18.11     56.09      96.52   209.45
     Putnam VT International New Opportunities Fund -
       Class IB Shares                                 105.39    148.06   193.35   283.94     25.39     78.06     133.35   283.94
     Putnam VT Vista Fund - Class IB Shares             99.85    131.38   165.44   227.76     19.85     61.38     105.44   227.76

* In these examples, the $40 contract administrative charge is approximated as a 0.017% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

**   Previously named MFS-Registered Trademark- Growth Series.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
12 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the highest (1.35%) and lowest (1.00%) total annual variable account expense combinations. The SAI contains tables that give per-unit information about the financial history of each subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.


YEAR ENDED DEC. 31,                                                          2000               1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $1.03                --
Number of accumulation units outstanding at end of period (000 omitted)        53                --
Ratio of operating expense to average net assets                            1.00%                --
Simple yield(2)                                                             4.94%                --
Compound yield(2)                                                           5.07%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $1.03                --
Number of accumulation units outstanding at end of period (000 omitted)       618                --
Ratio of operating expense to average net assets                            1.35%                --
Simple yield(2)                                                             4.58%                --
Compound yield(2)                                                           4.69%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF1(1),(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $1.06                --
Number of accumulation units outstanding at end of period (000 omitted)        --                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF4(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $1.06                --
Number of accumulation units outstanding at end of period (000 omitted)        34                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMGD1(1),(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.98                --
Number of accumulation units outstanding at end of period (000 omitted)        --                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMGD4(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.98                --
Number of accumulation units outstanding at end of period (000 omitted)         3                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM1(1),(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.92                --
Number of accumulation units outstanding at end of period (000 omitted)        --                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM4(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.92                --
Number of accumulation units outstanding at end of period (000 omitted)        32                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF1(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.92                --
Number of accumulation units outstanding at end of period (000 omitted)         7                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001  13


YEAR ENDED DEC. 31,                                                          2000               1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF4(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.92                --
Number of accumulation units outstanding at end of period (000 omitted)       110                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USCA1(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $1.04                --
Number of accumulation units outstanding at end of period (000 omitted)         2                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USCA4(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $1.04                --
Number of accumulation units outstanding at end of period (000 omitted)        --                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.91                --
Number of accumulation units outstanding at end of period (000 omitted)        12                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCAP4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.90                --
Number of accumulation units outstanding at end of period (000 omitted)       311                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT1(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.87                --
Number of accumulation units outstanding at end of period (000 omitted)        12                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT4(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.86                --
Number of accumulation units outstanding at end of period (000 omitted)       145                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVAL1(1) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.89                --
Number of accumulation units outstanding at end of period (000 omitted)        56                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVAL4(1) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.89                --
Number of accumulation units outstanding at end of period (000 omitted)       623                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP1(1) (INVESTING IN SHARES OF ALLIANCE VP GROWTH & INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.97                --
Number of accumulation units outstanding at end of period (000 omitted)        31                --
Ratio of operating expense to average net assets                            1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP4(1) (INVESTING IN SHARES OF ALLIANCE VP GROWTH & INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              $1.00                --
Accumulation unit value at end of period                                    $0.97                --
Number of accumulation units outstanding at end of period (000 omitted)       292                --
Ratio of operating expense to average net assets                            1.35%                --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14  AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                          2000               1999
-----------------------------------------------------------------------------------------------------------------------
Subaccount UPRG1(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.80                 --
Number of accumulation units outstanding at end of period (000 omitted)       47                 --
Ratio of operating expense to average net assets                           1.00%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG4(1) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.80                 --
Number of accumulation units outstanding at end of period (000 omitted)      700                 --
Ratio of operating expense to average net assets                           1.35%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC1(1) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.69                 --
Number of accumulation units outstanding at end of period (000 omitted)       44                 --
Ratio of operating expense to average net assets                           1.00%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC4(1) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.69                 --
Number of accumulation units outstanding at end of period (000 omitted)      456                 --
Ratio of operating expense to average net assets                           1.35%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGL1(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.98                 --
Number of accumulation units outstanding at end of period (000 omitted)        8                 --
Ratio of operating expense to average net assets                           1.00%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGL4(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.97                 --
Number of accumulation units outstanding at end of period (000 omitted)        4                 --
Ratio of operating expense to average net assets                           1.35%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI1(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $1.04                 --
Number of accumulation units outstanding at end of period (000 omitted)       25                 --
Ratio of operating expense to average net assets                           1.00%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI4(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $1.04                 --
Number of accumulation units outstanding at end of period (000 omitted)        6                 --
Ratio of operating expense to average net assets                           1.35%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMS1(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.98                 --
Number of accumulation units outstanding at end of period (000 omitted)       30                 --
Ratio of operating expense to average net assets                           1.00%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMS4(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.98                 --
Number of accumulation units outstanding at end of period (000 omitted)       61                 --
Ratio of operating expense to average net assets                           1.35%                 --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM1(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND)
Accumulation unit value at beginning of period                             $1.00                 --
Accumulation unit value at end of period                                   $0.82                 --
Number of accumulation units outstanding at end of period (000 omitted)       97                 --
Ratio of operating expense to average net assets                           1.00%                 --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  15


YEAR ENDED DEC. 31,                                                          2000               1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM4(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.82                --
Number of accumulation units outstanding at end of period (000 omitted)      703                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESC1(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.17                --
Number of accumulation units outstanding at end of period (000 omitted)       10                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESC4(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.17                --
Number of accumulation units outstanding at end of period (000 omitted)        7                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI1(1),(3) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.04                --
Number of accumulation units outstanding at end of period (000 omitted)       --                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI4(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.04                --
Number of accumulation units outstanding at end of period (000 omitted)       --                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMDC1(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.21                --
Number of accumulation units outstanding at end of period (000 omitted)       23                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMDC4(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.21                --
Number of accumulation units outstanding at end of period (000 omitted)      222                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF1(1) (INVESTING IN SHARES OF FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.97                --
Number of accumulation units outstanding at end of period (000 omitted)        4                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF4(1) (INVESTING IN SHARES OF FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.97                --
Number of accumulation units outstanding at end of period (000 omitted)      191                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHIP1(1) (INVESTING IN SHARES OF FIDELITY VIP HIGH INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.83                --
Number of accumulation units outstanding at end of period (000 omitted)        4                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHIP4(1) (INVESTING IN SHARES OF FIDELITY VIP HIGH INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.82                --
Number of accumulation units outstanding at end of period (000 omitted)       50                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16  AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                          2000               1999
-----------------------------------------------------------------------------------------------------------------------
Subaccount USMC1(1) (Investing in shares of FTVIPT Franklin Small Cap Fund - Class 2)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.90                --
Number of accumulation units outstanding at end of period (000 omitted)       52                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.90                --
Number of accumulation units outstanding at end of period (000 omitted)      349                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.09                --
Number of accumulation units outstanding at end of period (000 omitted)       21                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS4(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.09                --
Number of accumulation units outstanding at end of period (000 omitted)       15                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS1(1),(3) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.87                --
Number of accumulation units outstanding at end of period (000 omitted)       --                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS4(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.87                --
Number of accumulation units outstanding at end of period (000 omitted)        7                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT1(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.02                --
Number of accumulation units outstanding at end of period (000 omitted)       22                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT4(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.02                --
Number of accumulation units outstanding at end of period (000 omitted)       53                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS1(1) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES - SERVICE CLASS(4))
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.95                --
Number of accumulation units outstanding at end of period (000 omitted)        3                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS4(1) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES - SERVICE CLASS(4))
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.95                --
Number of accumulation units outstanding at end of period (000 omitted)      187                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS1(1) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.01                --
Number of accumulation units outstanding at end of period (000 omitted)       27                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  17


YEAR ENDED DEC. 31,                                                          2000               1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS4(1) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.01                --
Number of accumulation units outstanding at end of period (000 omitted)       76                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS1(1) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.12                --
Number of accumulation units outstanding at end of period (000 omitted)       45                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS4(1) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.11                --
Number of accumulation units outstanding at end of period (000 omitted)      141                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN1(1),(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND  CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.07                --
Number of accumulation units outstanding at end of period (000 omitted)       --                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN4(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $1.07                --
Number of accumulation units outstanding at end of period (000 omitted)       17                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.76                --
Number of accumulation units outstanding at end of period (000 omitted)       63                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.76                --
Number of accumulation units outstanding at end of period (000 omitted)      155                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.92                --
Number of accumulation units outstanding at end of period (000 omitted)       35                --
Ratio of operating expense to average net assets                           1.00%                --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS4(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.00                --
Accumulation unit value at end of period                                   $0.92                --
Number of accumulation units outstanding at end of period (000 omitted)      487                --
Ratio of operating expense to average net assets                           1.35%                --
-----------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on May 30, 2000.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) The subaccount had no contract activity as of Dec. 31, 2000.

(4) Previously named MFS-Registered Trademark- Growth Series.

--------------------------------------------------------------------------------

18 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

Total return figures reflect deduction of all applicable charges, including the:

-    contract administrative charge,

-    variable account administrative charge,


-    Maximum Anniversary Value Death Benefit Rider(1) fee,

-    Guaranteed Minimum Income Benefit Rider(2) fee,

-    Performance Credit Rider(2) fee,


-    mortality and expense risk fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), the Maximum Anniversary Value Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the Performance Credit Rider fee. We may show total return quotations by means of schedules, charts or graphs.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  19

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------

UCMG1              AXP-Registered Trademark-           Objective: maximum current income             IDS Life Insurance Company
UCMG2              Variable Portfolio - Cash           consistent with liquidity and                 (IDS Life)investment manager;
UCMG4              Management Fund                     stability of principal. Invests               American Express Financial
PCMG1                                                  in money market securities.                   Corporation (AEFC), investment
                                                                                                     advisor.
------------------------------------------------------------------------------------------------------------------------------------
UFIF1              AXP-Registered Trademark-           Objective: a high level of current income     IDS Life, investment manager;
UFIF2              Variable Portfolio - Federal        and safety of principal consistent with an    AEFC, investment advisor.
UFIF3              Income Fund                         investment in U.S. government and
UFIF4                                                  government agency securities. Invests
                                                       primarily in debt obligations issued or
                                                       guaranteed as to principal and interest by
                                                       the U.S. government, its agencies or
                                                       instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------
UMGD1              AXP-Registered Trademark-           Objective: maximum total investment return    IDS Life, investment manager;
UMGD2              Variable Portfolio - Managed Fund   through a combination of capital growth and   AEFC, investment advisor.
UMGD4                                                  current income. Invests primarily in a
PMGD1                                                  combination of common and preferred stocks,
                                                       convertible securities, bonds and other
                                                       debt securities.
------------------------------------------------------------------------------------------------------------------------------------
UNDM1              AXP-Registered Trademark-           Objective: long-term growth of capital.       IDS Life, investment manager;
UNDM2              Variable Portfolio -  New           Invests primarily in common stocks of U.S.    AEFC, investment advisor.
UNDM4              Dimensions Fund-Registered          and foreign companies showing potential for
PNDM1              Trademark-                          significant growth.
------------------------------------------------------------------------------------------------------------------------------------
USPF1              AXP-Registered Trademark-           Objective: long-term capital appreciation.    IDS Life, investment manager;
USPF2              Variable Portfolio -  S&P 500       Invests primarily in securities that are      AEFC, investment advisor.
USPF3              Index Fund                          expected to provide investment results that
USPF4                                                  correspond to the performance of the S&P
                                                       500 Index.
------------------------------------------------------------------------------------------------------------------------------------
USCA1              AXP-Registered Trademark-           Objective: long-term capital growth.          IDS Life, investment manager;
USCA2              Variable Portfolio - Small Cap      Invests primarily in equity securities of     AEFC, investment advisor;
USCA4              Advantage Fund                      small companies that are often included in    Kenwood Capital Management
PSCA1                                                  the S&P SmallCap 600 Index or the Russell     LLC, sub-investment advisor.
                                                       2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
UCAP1              AIM V.I. Capital  Appreciation      Objective: growth of capital. Invests         A I M Advisors, Inc.
UCAP2              Fund                                mainly in common stocks of companies likely
UCAP4                                                  to benefit from new or innovative products,
PCAP1                                                  services or processes as well as those with
                                                       above-average growth and excellent
                                                       prospects for future growth.
------------------------------------------------------------------------------------------------------------------------------------
UDDT1              AIM V.I. Dent Demographic Trends    Objective: long term growth of capital.       A I M Advisors, Inc.
UDDT2              Fund                                Seeks to meet its objective by investing in
UDDT3                                                  securities of companies that are likely to
UDDT4                                                  benefit from changing demographic,
                                                       economic, and lifestyle trends.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------

UVAL1              AIM V.I. Value Fund                 Objective: long-term growth of capital with   A I M Advisors, Inc.
UVAL2                                                  income as a secondary objective. Invests
UVAL4                                                  primarily in equity securities judged to be
PVAL1                                                  undervalued relative to the investment
                                                       advisor's appraisal of the current or
                                                       projected earnings of the companies issuing
                                                       the securities, or relative to current
                                                       market values of assets owned by the
                                                       companies issuing the securities, or
                                                       relative to the equity market generally.
------------------------------------------------------------------------------------------------------------------------------------
UGIP1              Alliance VP Growth & Income         Objective: reasonable current income and      Alliance Capital Management,
UGIP2              Portfolio (Class B)                 reasonable appreciation. Invests primarily    L.P.
UGIP3                                                  in dividend-paying common stocks of good
UGIP4                                                  quality.
------------------------------------------------------------------------------------------------------------------------------------
UPRG1              Alliance VP Premier Growth          Objective: long-term growth of capital by     Alliance Capital Management,
UPRG2              Portfolio (Class B)                 pursuing aggressive investment policies.      L.P.
UPRG3                                                  Invests primarily in equity securities of a
UPRG4                                                  limited number of large, carefully
                                                       selected, high-quality U.S. companies that
                                                       are judged likely to achieve superior
                                                       earnings growth.
------------------------------------------------------------------------------------------------------------------------------------
UTEC1              Alliance VP Technology Portfolio    Objective: growth of capital. Current         Alliance Capital Management,
UTEC2              (Class B)                           income is only an incidental consideration.   L.P.
UTEC3                                                  Invests primarily in securities of
UTEC4                                                  companies expected to benefit from
                                                       technological advances and improvements.
------------------------------------------------------------------------------------------------------------------------------------
UEGL1              Evergreen VA Global  Leaders Fund   Objective: long-term capital growth.          Evergreen Investment
UEGL2                                                  Invests primarily in a diversified            Management Company, LLC
UEGL3                                                  portfolio of equity securities of companies
UEGL4                                                  located in the world's major industrialized
                                                       countries. The Fund will make investments
                                                       in no less than three countries, which may
                                                       include the U.S., but may invest more than
                                                       25% of its total assets in one country.
------------------------------------------------------------------------------------------------------------------------------------
UEGI1              Evergreen VA Growth and Income      Objective: capital growth in the value of     Evergreen Investment
UEGI2              Fund                                its shares and current income. Invests in     Management Company, LLC
UEGI3                                                  primarily common stocks of mid-sized U.S.
UEGI4                                                  companies. The Fund's stock selection is
                                                       based on a diversified
                                                       style of equity
                                                       management that allows
                                                       it to invest in both
                                                       value and growth
                                                       oriented equity
                                                       securities.
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  21

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------

UEMS1              Evergreen VA Masters Fund           Objective: long-term capital growth. The      Evergreen Investment
UEMS2                                                  portfolio's assets are invested on an         Management, investment
UEMS3                                                  approximately equal basis among the           advisor; Evergreen
UEMS4                                                  following four styles, each implemented by    Investment Management
                                                       a different sub-investment advisor: 1)        Company, LLC,  MFS
                                                       equity securities of U.S. and foreign         Institutional Advisors Inc.,
                                                       companies that are temporarily undervalued;   OppenheimerFunds, Inc. and
                                                       2) equity securities expected to show         Putnam Investment
                                                       growth above that of the overall economy      Management, Inc.
                                                       and inflation; 3) blended growth and          sub-investment advisors.
                                                       value-oriented strategy focusing on foreign
                                                       and domestic large-cap equity securities;
                                                       and 4) growth oriented strategy focusing on
                                                       large-cap equity securities of U.S. and
                                                       foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
UEOM1              Evergreen VA Omega Fund             Objective: long-term capital growth.          Evergreen Investment
UEOM2                                                  Invests primarily in common stocks of U.S.    Management Company, LLC
UEOM3                                                  companies across all market capitalizations.
UEOM4
------------------------------------------------------------------------------------------------------------------------------------
UESC1              Evergreen VA Small Cap  Value Fund  Objective: current income and capital         Evergreen Investment
UESC2                                                  growth. Invests primarily in equity           Management Company, LLC
UESC3                                                  securities of small U.S. companies (less
UESC4                                                  than $1.5 billion in market
                                                       capitalization). The Fund's equity
                                                       securities will include common stocks and
                                                       securities convertible into common stock.
------------------------------------------------------------------------------------------------------------------------------------
UESI1              Evergreen VA Strategic Income Fund  Objective: high current income from           Evergreen Investment
UESI2                                                  interest on debt securities with a            Management Company, LLC
UESI3                                                  secondary objective of potential for growth
UESI4                                                  of capital. Invests primarily in domestic
                                                       high-yield, high-risk bonds and debt
                                                       securities of foreign governments and
                                                       corporations.
------------------------------------------------------------------------------------------------------------------------------------
UMDC1              Fidelity VIP III Mid Cap            Objective: long-term growth of capital.       FMR investment manager;  FMR
UMDC2              Portfolio (Service Class)           Invests primarily in medium market            U.K. and FMR Far East,
UMDC4                                                  capitalization common stocks.                 sub-investment advisors.
PMDC1
------------------------------------------------------------------------------------------------------------------------------------
UCOF1              Fidelity VIP                        Objective: long-term capital appreciation.    FMR Investment manager;  FMR
UCOF2              Contrafund-Registered Trademark-    Invests primarily in common stocks of         U.K. and FMR Far East,
UCOF3              Portfolio (Service Class)           foreign and domestic companies whose value    sub-investment advisors.
UCOF4                                                  is not fully recognized by the public.
------------------------------------------------------------------------------------------------------------------------------------
UHIP1              Fidelity VIP High Income            Objective: high level of current income       FMR Investment manager;  FMR
UHIP2              Portfolio (Service Class)           while also considering growth of capital.     U.K. and FMR Far East,
UHIP3                                                  Invests primarily in foreign and domestic     sub-investment advisors.
UHIP4                                                  issued income-producing debt securities,
                                                       preferred stocks and convertible securities,
                                                       with an emphasis on lower-quality debt
                                                       securities. Invests in companies in troubled
                                                       or uncertain financial condition.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------

USMC1              FTVIPT Franklin Small Cap Fund -    Objective: long-term capital growth.          Franklin Advisers, Inc.
USMC2              Class 2                             Invests primarily in equity securities of
USMC4                                                  U.S. small capitalization (small cap)
PSMC1                                                  companies with market cap values not
                                                       exceeding (i) $1.5 billion, or (ii) the
                                                       highest market cap value in the Russell
                                                       2000-Registered Trademark- Index, whichever
                                                       is greater, at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
UMSS1              FTVIPT Mutual Shares Securities     Objective: capital appreciation, with         Franklin Mutual Advisers, LLC
UMSS2              Fund - Class 2                      income as a secondary goal. Invests
UMSS4                                                  primarily in equity securities of companies
PMSS1                                                  that the manager believes are available at
                                                       market prices less than their value based on
                                                       certain recognized or objective criteria
                                                       (intrinsic value).
------------------------------------------------------------------------------------------------------------------------------------
UDMS1              FTVIPT Templeton Developing         Objective: long-term capital appreciation.    Templeton Asset Management
UDMS2              Markets Securities Fund - Class 2   Invests primarily in emerging markets         Ltd.
UDMS3                                                  equity securities.
UDMS4
------------------------------------------------------------------------------------------------------------------------------------
UINT1              FTVIPT Templeton International      Objective: long-term capital growth.          Templeton Investment
UINT2              Securities  Fund - Class 2          Invests primarily in equity securities of     Counsel, LLC
UINT3                                                  companies located outside the U.S.,
UINT4                                                  including those in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
UGRS1              MFS-Registered Trademark-           Objective: long-term growth of capital and    MFS Investment
UGRS2              Investors Growth Stock Series -     future income. Invests at least 80% of its    Management-Registered
UGRS3              Service Class (previously           total assets in common stocks and related     Trademark-
UGRS4              MFS-Registered Trademark- Growth    securities of companies which MFS believes
                   Series)                             offer better than
                                                       average prospects for long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
UNDS1              MFS-Registered Trademark- New       Objective: capital appreciation. Invests      MFS Investment
UNDS2              Discovery Series - Service Class    primarily in equity securities of emerging    Management-Registered
UNDS4                                                  growth companies.                             Trademark-
PSND1
------------------------------------------------------------------------------------------------------------------------------------
UTRS1              MFS-Registered Trademark- Total     Objective: above-average income consistent    MFS Investment
UTRS2              Return Series - Service Class       with the prudent employment of capital,       Management-Registered
UTRS4                                                  with growth of capital and income as a        Trademark-
PSTR1                                                  secondary objective. Invests primarily in a
                                                       combination of equity and fixed income
                                                       securities.
------------------------------------------------------------------------------------------------------------------------------------
UGIN1              Putnam VT Growth and Income Fund    Objective: capital growth and current         Putnam Investment
UGIN2              -  Class IB Shares                  income. Invests mainly in common stocks of    Management, LLC
UGIN4                                                  U.S. companies with a focus on value stocks
PGIN1                                                  that offer the potential for capital
                                                       growth, current income, or both.
------------------------------------------------------------------------------------------------------------------------------------
UINO1              Putnam VT International New         Objective: long-term capital appreciation     Putnam Investment
UINO2              Opportunities Fund -  Class IB      by investing in common stocks of companies    Management, LLC
UINO3              Shares                              outside the U.S. that Putnam Investment
UINO4                                                  Management, LLC (Putnam Management)
                                                       believes are fast-growing and whose
                                                       earnings are likely to increase over time.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  23

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------

UVIS1               Putnam VT Vista Fund -  Class IB    Objective: capital appreciation. Invests      Putnam Investment
UVIS2               Shares                              mainly in common stocks of mid-sized U.S.     Management, LLC
UVIS3                                                   companies with a focus on growth stocks.
UVIS4
------------------------------------------------------------------------------------------------------------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.


The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


--------------------------------------------------------------------------------
24  AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

THE FIXED ACCOUNTS


The fixed accounts are not available for contracts issued in Pennsylvania.

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.


We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Duff and Phelp's -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  25

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

                 IF YOUR GPA RATE IS:                         THE MVA IS:

            Less than the new GPA rate + 0.10%                Negative

            Equal to the new GPA rate + 0.10%                 Zero

            Greater than the new GPA rate + 0.10%             Positive

General Examples:

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations:

The precise MVA formula we apply is as follows:

                                    1 + i     to the power of n/12
   Early withdrawal amount x [(--------------)                        - 1] = MVA
                                1 + j + .001

   Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

         n = number of months remaining in the current Guarantee Period
             (rounded up).


--------------------------------------------------------------------------------
26 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

EXAMPLES:

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                    1.045       to the power of 84/12
   $1,000 x [ (----------------)                                  - 1] = -$39.28
               1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                    1.045      to the power of 84/12
   $1,000 x [(----------------)                                    - 1] = $27.21
               1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for the annual contract administrative charge, to amounts we pay as death claims or to automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

We will credit an interest rate bonus of 1% over our current interest crediting rate on each new purchase payment you make to the one-year fixed account. This 1% interest rate bonus will apply for a one-year period that begins on the date you make that purchase payment. At the end of the one-year period, we will change the interest rate that applies to that purchase payment as described above and we will no longer credit the 1% interest rate bonus. The 1% interest rate bonus may be more than offset by higher fees and charges (especially the withdrawal charge) associated with the bonus or by the withdrawal charges of another annuity contract you are replacing. Transfers or other allocations into the one-year fixed account are not eligible for the interest rate bonus.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  27

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):


-    the optional Maximum Anniversary Value Death Benefit Rider(1);

-    an optional Guaranteed Minimum Income Benefit Rider(2);

-    the optional Performance Credit Rider(2);

- the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(3);


-    how you want to make purchase payments; and

-    a beneficiary.


(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contact issue. If you select the GMIB you must select the MAV rider.

(3) Fixed accounts are not available under contracts issued in Pennsylvania. Guarantee Period Accounts are not available under contracts issued in Maryland.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:


-    no earlier than the 30th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


--------------------------------------------------------------------------------
28 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

PURCHASE PAYMENTS

For contracts issued in Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS:

     If paying by SIP(1):               $50 initial payment.
                                        $50 for additional payments.

     If paying by any other method:     $5,000 initial payment for contracts
                                        issued in South Carolina, Texas and
                                        Washington.
                                        $2,000 initial payment for contracts
                                        issued in all other states.
                                        $100 for additional payments.


(1) Payments made using SIP must total $2,000 before you can make partial withdrawals.


MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(2) (WITHOUT PRIOR APPROVAL):
$1,000,000

(2) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.


We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.


We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  29

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.


If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For qualified contracts, this fee totals 0.85% of their average daily net assets on an annual basis. For non-qualified contracts, this fee totals 1.10% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. If you choose the optional Maximum Anniversary Value Death Benefit Rider, we will charge an additional fee (see "Death Benefit Rider Fee" below). These fees do not apply to the fixed accounts. We cannot increase these fees.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we apply this fee daily to the subaccounts as part of the mortality and expense risk fee. It is reflected in the unit values of the subaccounts, and it totals 0.10% of their average daily net assets on an annual basis. We cannot increase this fee.

(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.



--------------------------------------------------------------------------------
30 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.30%) based on the adjusted contract value for this optional feature only if you select it(2). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.

We calculate the fee as follows: 0.30% x (CV + ST - FAV)

     CV  = contract value on the contract anniversary

     ST = transfers from the subaccounts to the fixed accounts made six months before the contract anniversary.

     FAV = the value of your fixed accounts on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the fixed accounts.

EXAMPLE:

- You purchase the contract with a payment of $50,000 on Jan. 1, 2001 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2001 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2002 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-    The GMIB fee percentage is 0.30%.

We calculate the charge for the GMIB as follows:

      Contract value on the contract anniversary:                                       $73,250

      plus transfers from the subaccounts to the fixed accounts
          in the six months before the contract anniversary:                            +15,000

      minus the value of the fixed accounts on the contract anniversary:                -15,250
                                                                                        -------
                                                                                        $73,000

The GMIB fee charged to you: 0.30% x $73,000 =                                          $   219

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it(2). If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion as your interest bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.



--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  31

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA.
(See "The Fixed Accounts-- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

          YEARS FROM PURCHASE                       WITHDRAWAL CHARGE
            PAYMENT RECEIPT                          PAYMENT RECEIPT
                   1                                       8%

                   2                                       8

                   3                                       7

                   4                                       7

                   5                                       6

                   6                                       5

                   7                                       3

                   Thereafter                              0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

       AMOUNT REQUESTED          $1,000
--------------------------- OR  --------- =  $1,075.26
 (1.00 - WITHDRAWAL CHARGE)       .93

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. With a qualified annuity, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. With a nonqualified annuity, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.



--------------------------------------------------------------------------------
32 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

WITHDRAWAL CHARGE CALCULATION EXAMPLE:

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is Jan. 1, 2001 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and


-    We received these payments


     -- $10,000 Jan. 1, 2001;

     -- $8,000 Feb. 28, 2008;

     -- $6,000 Feb. 20, 2009; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2010 contract value was $38,488.



WITHDRAWAL CHARGE          EXPLANATION

   $    0                  $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
        0                  $10,252.20 is contract earnings in excess of the 10% free
                           withdrawal amount withdrawn without withdrawal charge; and
        0                  $10,000 Jan. 1, 2001 payment was received seven or more years before withdrawal and is withdrawn without withdrawal charge; and
      560                  $8,000 Feb. 28, 2008 payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and
      420                  $6,000 Feb. 20, 2009 payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
     ----
     $980


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;


- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;


- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS


- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.


- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  33

VALUING YOUR INVESTMENT

We value your accounts as follows:


FIXED ACCOUNTS(1)


We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:


- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts(2);


-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated contract administrative charge;

- minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable); and

-    minus any prorated portion of the Performance Credit Rider (if applicable).


(1)  Fixed accounts are not available under contracts issued in Pennsylvania.

(2) Guarantee Period Accounts are not available under contracts issued in Maryland.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or the Guaranteed Minimum Income Benefit Rider fee, or the Performance Credit Rider fee, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge, any death benefit rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

--------------------------------------------------------------------------------
34 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-     additional purchase payments you allocate to the subaccounts;

-     any purchase payment credits allocated to the subaccounts;

-     transfers into or out of the subaccounts;

-     partial withdrawals;

-     withdrawal charges;

-     prorated portions of the contract administrative charge;

- prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if selected); and/or


-     prorated portions of the Performance Credit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

-     changes in funds' net asset value;

-     dividends distributed to the subaccounts;

-     capital gains or losses of funds;

-     fund operating expenses; and/or

- mortality and expense risk fee, the variable account administrative charge, the Maximum Anniversary Value Death Benefit Rider fee (if selected).

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number
of dollars each month
                                                                                                                 NUMBER
                                                                  AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the per
unit market price is low ...----- >         Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.       ----- >         Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  35

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months).

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year Guarantee Period Account. We credit higher rates on the twelve-month Special DCA account than on the six-month Special DCA account. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account come from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


--------------------------------------------------------------------------------
36 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.


- You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.


- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 37

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly

                           $250 quarterly, semiannually or annually

3 BY PHONE:


Call between 8 a.m. and 7 p.m. Central time:


(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.



--------------------------------------------------------------------------------
38 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-     payable to owner;

-     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the withdrawal amount includes a purchase payment check that has not cleared;

      --  the NYSE is closed, except for normal holiday and weekend closings;

      --  trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")


If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.



--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  39

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)

We require this option if either you or the annuitant are 80 or older. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:


1. contract value; or


2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

                                               PW x DB
DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS =  ---------
                                                 CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   DB = the death benefit on the date of (but prior to) the partial withdrawal.

   CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE:

-    You purchase the contract with a payment of $25,000 on Jan. 1, 2001.

-    On Jan. 1, 2002 you make an additional purchase payment of $5,000.

- On March 1, 2002 the contract value falls to $28,000. You take a $1,500 partial withdrawal leaving a contract value of $26,500.

-    On March 1, 2003 the contract value falls to $25,000.

We calculate the ROP death benefit on March 1, 2003 as follows:

Contract value at death:                                                         $     25,000.00
                                                                                 ===============
Purchase payments and purchase payment credits minus adjusted partial withdrawals:


      Total purchase payments and purchase payment credits:                           $30,000.00
      minus ROP adjusted partial withdrawals calculated as:

         1,500 x 30,000
         -------------- =                                                              -1,607.14
             28,000

      for a death benefit of:                                                         $28,392.86
                                                                                 ===============

The ROP death benefit calculated as the greatest of these two values:                 $28,392.86

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


--------------------------------------------------------------------------------
40  AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-    payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiaryis life or life expectancy.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT RIDER

The MAV rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV rider is appropriate for your situation.

If the MAV rider is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV rider to your contract at the time of purchase. Once you select the MAV rider you may not cancel it. You must select the MAV rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The MAV rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments and purchase payment credits minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age
81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  41

EXAMPLE:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

- On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit on March 1, 2002 as follows:


Contract value at death:                                                $20,500.00
                                                                        ==========
Purchase payments minus adjusted partial withdrawals:

      Total purchase payments:                                          $20,000.00

      minus the death benefit adjusted partial withdrawals,

                         $1,500 x $20,000
         calculated as: ------------------  =                            -1,363.64
                             $22,000                                    ----------

      for a death benefit of:                                           $18,636.36
                                                                        ==========

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

      Greatest of your contract anniversary contract values:            $24,000.00

      plus purchase payments made since that anniversary:                    +0.00

      minus the death benefit adjusted partial withdrawals,

                         $1,500 x $20,000
         calculated as: ------------------  =                            -1,636.36
                             $22,000                                    ----------

      for a death benefit of:                                           $22,363.64
                                                                        ==========

The MAV death benefit, calculated as the greatest of these
three values, which is the MAV:                                         $22,363.64

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-    you must hold the GMIB for 7 years,

-    the GMIB terminates after the annuitantis 86th birthday,

-    you can only exercise the GMIB within 30 days after a contract anniversary,

- the MAV we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and

-    the additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges"). You cannot select the GMIB if you add the Performance Credit Rider to your contract. You must elect the GMIB along with the MAV rider at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

Investment selection under the GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP-Registered Trademark- Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


--------------------------------------------------------------------------------
42 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

Exercising the GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

-    the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

     --  Plan A - Life Annuity -- no refund

     --  Plan B - Life Annuity with ten years certain

     --  Plan D - Joint and last survivor life annuity -- no refund

-    you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that are more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Keep in mind that the MAV is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

- subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

   PMT x CVG
   ---------
      ECV

      PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

TERMINATING THE GMIB:

- You may terminate the rider within 30 days after the first contract anniversary after the GMIB rider effective date.

- You may terminate the rider any time after the seventh contract anniversary after the GMIB rider effective date.

-    The rider will terminate on the date:

     --  you make a full withdrawal from the contract;

     --  a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 43

EXAMPLE:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                        GMIB
ANNIVERSARY                   CONTRACT VALUE      PURCHASE PAYMENTS          MAV            BENEFIT BASE
  1                             $107,000             $101,000            $107,000

  2                              125,000              101,000             125,000

  3                              132,000              101,000             132,000

  4                              150,000              101,000             150,000

  5                               85,000              101,000             150,000

  6                              120,000              101,000             150,000

  7                              138,000              101,000             150,000             $150,000

  8                              152,000              101,000             152,000              152,000

  9                              139,000              101,000             152,000              152,000

 10                              126,000              101,000             152,000              152,000

 11                              138,000              101,000             152,000              152,000

 12                              147,000              101,000             152,000              152,000

 13                              163,000              101,000             163,000              163,000

 14                              159,000              101,000             163,000              163,000

 15                              215,000              101,000             215,000              215,000

NOTE: The MAV is limited after age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                       MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                            PLAN A -            PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                             GMIB                    LIFE ANNUITY --    LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                         BENEFIT BASE                   NO REFUND       TEN YEARS CERTAIN    ANNUITY-- NO REFUND
 10                              $152,000 (MAV)                   $   791.92          $   770.64                $630.80

 15                               215,000 (Contract Value = MAV)     1,281.40         1,221.20                 991.15

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --     LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN     ANNUITY-- NO REFUND
 10                                                 $126,000              $   656.46          $   638.82              $522.90

 15                                                  215,000                1,281.40            1,221.20               991.15

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


--------------------------------------------------------------------------------

44 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the aggregate amount in your fixed accounts and amounts you allocate to subaccounts investing in the AXP-Registered Trademark- Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus adjusted partial withdrawals at an annual effective rate of 7.2%.

                                             PW x TV
TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS = ---------
                                                CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   TV = the target value on the date of (but prior to) the partial withdrawal.

   CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

   5% x (PP - PCRPW - PP5)

      PP    = total purchase payments and purchase payment credits.

      PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary).

      PP5   = purchase payments and purchase payment credits made in the prior five years.

          We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you have elected Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 45

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR:

- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

-    The PCR will terminate on the date:

     --  you make a full withdrawal from the contract,

     --  that a death benefit is payable, or

     --  you choose to begin taking annuity payouts.

EXAMPLE:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a $1,000 purchase payment credit to the contract

-    There are no additional purchase payments and no partial withdrawals

-    On Jan. 1, 2011, the contract value is $200,000

- We determine the target value on Jan. 1, 2011 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072) TO THE POWER OF 10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2011 would be $205,050.

- On Feb. 1, 2011, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2011 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2011, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2011 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2021.

THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.


Amounts of fixed and variable payouts depend on:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


--------------------------------------------------------------------------------
46 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  47

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.


WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 591/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you withdraw your contract before your plan specifies that you can receive payouts.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you:


-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before age 59 1/2.



--------------------------------------------------------------------------------
48  AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:


-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.


As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 49

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:


-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.


We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;


-    make additional subaccounts investing in additional funds;


-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.


ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on Oct. 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.


--------------------------------------------------------------------------------

50 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On Oct. 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

YEARS ENDED DEC. 31, (THOUSANDS)          2000             1999              1998             1997              1996
-----------------------------------------------------------------------------------------------------------------------
Net investment income                 $   299,759      $   322,746       $   340,219      $   332,268       $   271,719

Net loss on investments                       469            6,565            (4,788)            (509)           (5,258)

Other                                      12,248            8,338             7,662            6,329             5,753

Total revenues                        $   312,476      $   337,649       $   343,093      $   338,088       $   272,214

Income before income taxes            $     38,452     $    50,662       $    36,421      $    44,958       $    35,735

Net income                            $    24,365      $    33,987       $    22,026      $    28,313       $    22,823

Total assets                          $ 4,652,221      $ 4,603,343       $ 4,885,621      $ 4,973,413       $ 4,425,837
-----------------------------------------------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2000 COMPARED TO 1999:

Net income decreased 29% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was primarily the result of lower net investment income of $300 million in 2000, compared with $323 million in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity withdrawal charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $0.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedowns of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  51

1999 COMPARED TO 1998:


Net income increased 54% to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.


Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.


Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5% from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5% to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities inforce. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77% to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.


Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.


Other operating expenses increased 46% to $35 million in 1999, compared to $24 million in 1998. This increase primarily reflects technology costs related to growth initiatives.


RISK MANAGEMENT

The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.


American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.


Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.


The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2000, would be appoximately $4.6 million.


LIQUIDITY AND CAPITAL RESOURCES


The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.


The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.


--------------------------------------------------------------------------------
52 AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2000. At Dec. 31, 2000, outstanding reverse repurchase agreements totaled $25 million.

At Dec. 31, 2000, investments in fixed maturities comprised 80% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 30% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2000, approximately 15% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At Dec. 31, 2000, net unrealized depreciation on fixed maturities held to maturity included $10.7 million of gross unrealized appreciation and $17.8 million of gross unrealized depreciation. Net unrealized depreciation on fixed maturities available for sale included $30.2 million of gross unrealized appreciation and $125.6 million of gross unrealized depreciation.

At Dec. 31, 2000, American Enterprise Life had an allowance for losses for mortgage loans totaling $3.3 million.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2000, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.


RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.


INVESTMENTS

Of our total investments of $3,735,994 at Dec. 31, 2000, 27% was invested in mortgage-backed securities, 54% in corporate and other bonds, 19% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. BEST'S INSURANCE REPORTS, Life-Health edition 2000, assigned us one of its highest classifications, A+ (Superior).

EMPLOYEES

As of Dec. 31, 2000, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  53

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:


DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, chairman of the board and executive vice president - Annuities since January 2001; vice president - Variable Annuities, AEFC, since April 1998; executive assistant to president/CEO, AEFC, from April 1996 to April 1998.

CAROL A. HOLTON
Born in 1952
Director, president and chief executive officer since January 2001; vice president - Third Party Distribution, AEFC, since April 1998; director - Distributor Services, AEFC, from September 1997 to April 1998; director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Teresa J. Rasmussen
Born in 1956
Director, vice president, general counsel and secretary since December 2000; vice president and assistant general counsel, AEFC, since August 2000; assistant vice president, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice president - Investments since 1992; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

STUART A. SEDLACEK
Born in 1957
Executive vice president since 1998; executive vice president - Assured Assets, 1994 to 1998; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.

PHILIP C. WENTZEL
Born in 1961
Vice president and controller since 1998; director of financial reporting and analyses, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice president and treasurer since March 2001; senior vice president and assistant treasurer of American Express Company since January 1999; vice president and corporate treasurer, AEFC, since April 2001; senior portfolio and risk management officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.


* The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204


--------------------------------------------------------------------------------
54  AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY

EXECUTIVE COMPENSATION

Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.


NAME OF INDIVIDUAL OR NUMBER IN GROUP                             POSITION HELD                                  CASH COMPENSATION
Five most highly compensated executive officers as a group:                                                             $8,138,209

Stephen W. Roszell                                                President and Chief Executive Officer

Richard W. Kling                                                  Chairman of the Board

Lorraine R. Hart                                                  Vice President - Investments

David M. Kuplic                                                   Assistant Vice President - Investments

Stuart A. Sedlacek                                                Executive Vice President

All executive officers as a group (11)                                                                                 $11,289,475


SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ..............................................3

Calculating Annuity Payouts .........................................21

Rating Agencies .....................................................23

Principal Underwriter ...............................................23

Independent Auditors ................................................23


Condensed Financial Information (Unaudited) .........................24


Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

               AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY SM

                  American Enterprise Variable Annuity Account


                                   May 1, 2001


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
800-333-3437

                                            TABLE OF CONTENTS

Performance Information....................................................p.  3

Calculating Annuity Payouts................................................p. 21

Rating Agencies............................................................p. 23

Principal Underwriter......................................................p. 23

Independent Auditors.......................................................p. 23

Condensed Financial Information (Unaudited)................................p. 24

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal and Selection of the Maximum Anniversary Value Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                                                    Performance since commencement of the fundb


                                                               Performance since
                                                              commencement of the                                   Since
Subaccount    Investing In:                                       subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                       -----------       ------   -------  --------  ------------
              AXP(R) Variable Portfolio -
UCMG4            Cash Management Fund (5/00; 10/81)c                 -5.16%          -3.57%     2.35%    2.99%      4.78%
UFIF4            Federal Income Fund (5/00; 9/99)                    -2.11           -1.43       --       --       -1.20
UMGD4            Managed Fund (5/00; 4/86)                           -9.78          -11.13      9.97    11.08       9.94
UNDM4            New Dimensions Fund(R)(5/00; 5/96)                 -15.48          -17.28       --       --       15.01
USPF4            S&P 500 Index Fund (5/00; 5/00)                    -15.01             --        --       --      -17.54d
USCA4            Small Cap Advantage Fund (5/00; 9/99)               -4.35           -5.25       --       --        5.55
              AIM V.I.
UCAP4            Capital Appreciation Fund (5/00; 5/93)             -17.46          -18.94     12.78      --       15.42
UDDT4            Dent Demographic Trends Fund (5/00; 12/99)         -20.25          -25.25       --       --      -25.19
UVAL4            Value Fund (5/00; 5/93)                            -18.11          -22.31     13.21      --       15.38
              Alliance VP
UGIP4            Growth & Income Portfolio (Class B) (5/00;         -10.46            3.43     16.91      --       13.36
                 1/91)
UPRG4            Premier Growth Portfolio (Class B) (5/00;          -26.29          -24.27     19.10      --       18.29
                 6/92)
UTEC4            Technology Portfolio (Class B) (5/00; 1/96)        -36.08          -28.63       --       --       19.05
              Evergreen VA
UEGL4            Global Leaders Fund (5/00; 3/97)                   -10.13          -16.94       --       --        7.30
UEGI4            Growth and Income Fund (5/00; 3/96)                 -3.94           -9.22       --       --       12.53
UEMS4            Masters Fund (5/00; 1/99)                           -9.99          -11.58       --       --        5.98
UEOM4            Omega Fund (5/00; 3/97)                            -24.71          -20.36       --       --       12.49
UESC4            Small Cap Value Fund (5/00; 5/98)                    8.38           10.36       --       --        6.51
UESI4            Strategic Income Fund (5/00; 3/97)                  -4.28           -9.66       --       --       -0.35
              Fidelity VIP
UMDC4            III Mid Cap Portfolio (Service Class)               11.87           23.04       --       --       37.99
                 (5/00; 12/98)
UCOF4            Contrafund(R)Portfolio (Service Class)             -10.33          -15.62     14.96      --       18.70
                 (5/00; 1/95)
UHIP4            High Income Portfolio (Service Class)              -24.04          -29.57     -1.41     8.03       2.29
                 (5/00; 9/85)
              Franklin Templeton VIP Trust
USMC4            Franklin Small Cap Fund - Class 2 (5/00;           -17.23          -22.44     18.78      --       18.69
                 11/95)e
UMSS4            Mutual Shares Securities Fund - Class 2              0.65            3.09       --       --        8.47
                 (5/00; 11/96)e
UDMS4            Templeton Developing Markets Securities            -19.58          -38.30       --       --      -14.26
                 Fund - Class 2 (5/00; 3/96)f
UINT4            Templeton International Securities Fund -           -6.32          -11.20     10.41      --       11.18
                 Class 2 (5/00; 5/92)f


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal and Selection of the Maximum Anniversary Value Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                                    Performance since commencement of the fundb


                                                               Performance since
                                                              commencement of the                                   Since
Subaccount    Investing In:                                       subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                       -----------       ------   -------  --------  ------------
              MFS(R)
UGRS4            Investors Growth Stock Series - Service            -12.81%         -14.46%      --%      --%      11.17%
                 Class (5/00; 5/99) c, g, h
UNDS4            New Discovery Series - Service Class (5/00;         -7.12          -10.94       --       --       18.85
                 5/98) h
UTRS4            Total Return Series - Service Class (5/00;           2.69            5.63     11.42      --       13.10
                 1/95) h
              Putnam Variable Trust
UGIN4            Putnam VT Growth and Income Fund - Class IB         -1.75           -1.85     11.08    12.66      12.59
                 Shares (5/00; 2/88) i
UINO4            Putnam VT International New Opportunities          -30.25          -44.15       --       --        6.10
                 Fund - Class IB Shares (5/00; 1/97) i
UVIS4            Putnam VT Vista Fund - Class IB Shares             -15.49          -12.75       --       --       18.11
                 (5/00; 1/97) i

a Cumulative return (not annualized) since the commencement date of the subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d Cumulative return (not annualized) since the commencement date of the fund. e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g    Previously named MFS(R)Growth Series.
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
i Class IB Shares commenced operations on April 6, 1998. For periods prior to the inception date of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                                                    Performance since commencement of the fundb


                                                               Performance since
                                                              commencement of the                                   Since
Subaccount    Investing In:                                       subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                       -----------       ------   -------  --------  ------------
              AXP(R) Variable Portfolio -
UCMG4            Cash Management Fund (5/00; 10/81)c                  2.56%           4.29%     3.49%    2.99%      4.80%
UFIF4            Federal Income Fund (5/00; 9/99)                     5.88            6.61       --       --        4.94
UMGD4            Managed Fund (5/00; 4/86)                           -2.47           -3.93     10.85    11.08       9.96
UNDM4            New Dimensions Fund(R)(5/00; 5/96)                  -8.66          -10.61       --       --       15.84
USPF4            S&P 500 Index Fund (5/00; 5/00)                     -8.15             --        --       --      -10.95d
USCA4            Small Cap Advantage Fund (5/00; 9/99)                3.43            2.46       --       --       11.84
              AIM V.I.
UCAP4            Capital Appreciation Fund (5/00; 5/93)             -10.82          -12.42     13.59      --       15.47
UDDT4            Dent Demographic Trends Fund (5/00; 12/99)         -13.84          -19.28       --       --      -19.18
UVAL4            Value Fund (5/00; 5/93)                            -11.52          -16.09     14.01      --       15.43
              Alliance VP
UGIP4            Growth & Income Portfolio (Class B) (5/00;          -3.20           11.76     17.62      --       13.40
                 1/91)
UPRG4            Premier Growth Portfolio (Class B) (5/00;          -20.42          -18.21     19.78      --       18.33
                 6/92)
UTEC4            Technology Portfolio (Class B) (5/00; 1/96)        -31.06          -22.95       --       --       19.71
              Evergreen VA
UEGL4            Global Leaders Fund (5/00; 3/97)                    -2.85          -10.24       --       --        8.86
UEGI4            Growth and Income Fund (5/00; 3/96)                  3.88           -1.85       --       --       13.38
UEMS4            Masters Fund (5/00; 1/99)                           -2.70           -4.41       --       --       10.03
UEOM4            Omega Fund (5/00; 3/97)                            -18.70          -13.97       --       --       13.87
UESC4            Small Cap Value Fund (5/00; 5/98)                   16.73           18.72       --       --        8.95
UESI4            Strategic Income Fund (5/00; 3/97)                   3.51           -2.33       --       --        1.44
              Fidelity VIP
UMDC4            III Mid Cap Portfolio (Service Class)               20.23           31.44       --       --       40.69
                 (5/00; 12/98)
UCOF4            Contrafund(R)Portfolio (Service Class)              -3.07           -8.81     15.72      --       19.11
                 (5/00; 1/95)
UHIP4            High Income Portfolio (Service Class)              -17.97          -23.97     -0.27     8.03       2.31
                 (5/00; 9/85)
              Franklin Templeton VIP Trust
USMC4            Franklin Small Cap Fund - Class 2 (5/00;           -10.57          -16.22     19.46      --       19.23
                 11/95)e
UMSS4            Mutual Shares Securities Fund - Class 2              8.88           11.42       --       --        9.65
                 (5/00; 11/96)e
UDMS4            Templeton Developing Markets Securities            -13.13          -33.46       --       --      -13.26
                 Fund - Class 2 (5/00; 3/96)f
UINT4            Templeton International Securities Fund -            1.29           -4.00     11.27      --       11.22
                 Class 2 (5/00; 5/92)f


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                                    Performance since commencement of the fundb


                                                               Performance since
                                                              commencement of the                                   Since
Subaccount    Investing In:                                       subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                       -----------       ------   -------  --------  ------------
              MFS(R)
UGRS4            Investors Growth Stock Series - Service             -5.76%          -7.55%      --%      --%      15.80%
                 Class (5/00; 5/99) c, g, h
UNDS4            New Discovery Series - Service Class (5/00;          0.42           -3.73       --       --       20.93
                 5/98) h
UTRS4            Total Return Series - Service Class (5/00;          11.03           13.98     12.25      --       13.61
                 1/95) h
              Putnam Variable Trust
UGIN4            Putnam VT Growth and Income Fund - Class IB          6.27            6.16     11.93    12.66      12.62
                 Shares (5/00; 2/88)i
UINO4            Putnam VT International New Opportunities          -24.72          -39.82       --       --        7.62
                 Fund - Class IB Shares (5/00; 1/97)i
UVIS4            Putnam VT Vista Fund - Class IB Shares              -8.68           -5.68       --       --       19.25
                 (5/00; 1/97)i

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Cumulative return (not annualized) since commencement date of the fund.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g    Previously named MFS(R)Growth Series.
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
i Class IB Shares commenced operations on April 6, 1998. For periods prior to the inception date of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal For Periods Ending Dec. 31, 2000

                                                                Performance since
                                                               commencement of the
                                                                    subaccount        Performance since commencement of the
                                                                                                      funda
                                                                          Since                                    Since
Subaccount   Investing In:                                    1 Year  Commencement   1 Year  5 Years  10 Years  Commencement
----------   -------------                                    ------  ------------   ------  -------  --------  ------------
             AXP(R) Variable Portfolio -
PCMG1           Cash Management Fund (11/99; 10/81)b            -3.03%   -2.12%        -3.03%   2.82%    3.39%       5.20%
UFIF3           Federal Income Fund (5/00; 9/99)                  --     -1.46c        -0.71     --       --        -0.55
PMGD1           Managed Fund (11/99; 4/86)                     -10.46    -3.61        -10.46   10.47    11.50       10.37
PNDM1           New Dimensions Fund(R)(11/99; 5/96)            -16.61    -4.47        -16.61     --       --        15.51
USPF3           S&P 500 Index Fund (5/00;5/00)                    --    -14.38c          --      --       --       -16.95d
PSCA1           Small Cap Advantage Fund (11/99; 9/99)          -4.58     3.18         -4.58     --       --         6.22
             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99; 5/93)        -18.29    -0.51        -18.29   13.30      --        15.89
UDDT3           Dent Demographic Trends Fund (5/00; 12/99)        --    -19.61c       -24.59     --       --       -24.60
PVAL1           Value Fund (11/99; 5/93)                       -21.68   -12.21        -21.68   13.71      --        15.84
             Alliance VP
UGIP3           Growth & Income Portfolio (Class B)               --     -9.82c         4.17   17.41      --        13.81
                (5/00; 1/91)
UPRG3           Premier Growth Portfolio (Class B) (5/00;         --    -25.67c       -23.60   19.62      --        18.75
                6/92)
UTEC3           Technology Portfolio (Class B) (5/00; 1/96)       --    -35.46c       -27.97     --       --        19.55
             Evergreen VA
UEGL3           Global Leaders Fund (5/00; 3/97)                  --     -9.49c       -16.26     --       --         7.82
UEGI3           Growth and Income Fund (5/00; 3/96)               --     -3.30c        -8.54     --       --        13.03
UEMS3           Masters Fund (5/00; 1/99)                         --     -9.36c       -10.90     --       --         6.58
UEOM3           Omega Fund (5/00; 3/97)                           --    -24.08c       -19.69     --       --        13.00
UESC3           Small Cap Value Fund (5/00; 5/98)                 --      9.10c        11.13     --       --         7.06
UESI3           Strategic Income Fund (5/00; 3/97)                --     -3.64c        -8.98     --       --         0.12
             Fidelity VIP
PMDC1           III Mid Cap Portfolio (Service Class)           23.99    42.19         23.99     --       --        38.65
                (11/99; 12/98)
UCOF3           Contrafund(R)Portfolio (Service Class) (5/00;      --     -9.70c      -14.95   15.47      --        19.19
                1/95)
UHIP3           High Income Portfolio (Service Class) (5/00;      --    -23.41c       -28.91   -0.93     8.44        2.71
                9/85)
             Franklin Templeton VIP Trust
PSMC1           Franklin Small Cap Fund - Class 2 (11/99;      -21.79     4.28        -21.79   19.28      --        19.17
                11/95)e
PMSS1           Mutual Shares Securities Fund - Class 2          3.80     6.55          3.80     --       --         8.97
                (11/99; 11/96)e
UDMS3           Templeton Developing Markets Securities Fund      --    -18.95c       -37.65     --       --       -13.82
                -   Class 2 (5/00; 3/96)f
UINT3           Templeton International Securities Fund -         --     -5.68c       -10.52   10.90      --        11.63
                Class 2 (5/00; 5/92)f

Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities With Withdrawal For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                               commencement of the
                                                                    subaccount        Performance since commencement of the
                                                                                                      funda
                                                                          Since                                    Since
Subaccount   Investing In:                                    1 Year  Commencement   1 Year  5 Years  10 Years  Commencement
----------   -------------                                    ------  ------------   ------  -------  --------  ------------
             MFS(R)
UGRS3           Investors Growth Stock Series - Service           --%   -12.17%c      -13.78%    --%      --%       11.81%
                Class (5/00; 5/99) b, g, h
PSND1           New Discovery Series - Service Class (5/00;    -10.27    -6.49        -10.27     --       --        19.44
                5/98) h
PSTR1           Total Return Series - Service Class (5/00;       6.40     3.43          6.40   11.03      --        13.58
                1/95) h
             Putnam Variable Trust
PGIN1           Putnam VT Growth and Income Fund - Class IB     -1.17    -3.04         -1.17   11.58    13.07       13.02
                Shares (11/99; 2/88)i
UINO3           Putnam VT International New Opportunities         --    -29.62c       -43.50     --       --         6.61
                Fund - Class IB Shares (5/00; 1/97)i
UVIS3           Putnam VT Vista Fund - Class IB Shares            --    -14.86c       -12.07     --       --        18.63
                (5/00; 1/97)i

a Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g    Previously named MFS(R)Growth Series.
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
i Class IB Shares commenced operations on April 6, 1998. For periods prior to the inception date of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal For Periods Ending Dec. 31, 2000


                                                                Performance since
                                                               commencement of the
                                                                    subaccount        Performance since commencement of the
                                                                                                      funda
                                                                          Since                                    Since
Subaccount   Investing In:                                    1 Year  Commencement   1 Year  5 Years  10 Years  Commencement
----------   -------------                                    ------  ------------   ------  -------  --------  ------------
             AXP(R) Variable Portfolio -
PCMG1           Cash Management Fund (11/99; 10/81)b           4.53%      4.48%         4.53%   3.87%    3.39%      5.20%
UFIF3           Federal Income Fund (5/00; 9/99)                --        6.24c         7.05     --       --        5.37
PMGD1           Managed Fund (11/99; 4/86)                    -3.54       2.89         -3.54   11.26    11.50      10.37
PNDM1           New Dimensions Fund(R)(11/99; 5/96)          -10.22       1.99        -10.22     --       --       16.26
USPF3           S&P 500 Index Fund (5/00;5/00)                  --       -7.80c          --      --       --      -10.60d
PSCA1           Small Cap Advantage Fund (11/99; 9/99)         2.85      10.11          2.85     --       --       12.24
             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99; 5/93)      -12.05       6.23        -12.05   14.02      --       15.89
UDDT3           Dent Demographic Trends Fund (5/00; 12/99)      --      -13.49c       -18.90     --       --      -18.80
PVAL1           Value Fund (11/99; 5/93)                     -15.74      -6.28        -15.74   14.42      --       15.84
             Alliance VP
UGIP3           Growth & Income Portfolio (Class B) (5/00;      --       -2.85c        12.17   18.04      --       13.81
                1/91)
UPRG3           Premier Growth Portfolio (Class B) (5/00;       --      -20.07c       -17.82   20.20      --       18.75
                6/92)
UTEC3           Technology Portfolio (Class B) (5/00; 1/96)     --      -30.72c       -22.58     --       --       20.13
             Evergreen VA
UEGL3           Global Leaders Fund (5/00; 3/97)                --       -2.49c        -9.85     --       --        9.27
UEGI3           Growth and Income Fund (5/00; 3/96)             --        4.24c        -1.46     --       --       13.79
UEMS3           Masters Fund (5/00; 1/99)                       --       -2.34c        -4.02     --       --       10.44
UEOM3           Omega Fund (5/00; 3/97)                         --      -18.35c       -13.58     --       --       14.28
UESC3           Small Cap Value Fund (5/00; 5/98)               --       17.10c        19.13     --       --        9.36
UESI3           Strategic Income Fund (5/00; 3/97)              --        3.87c        -1.93     --       --        1.84
             Fidelity VIP
PMDC1           III Mid Cap Portfolio (Service Class)         31.99      48.81         31.99     --       --       41.13
                (11/99;12/98)
UCOF3           Contrafund(R)Portfolio (Service Class)          --       -2.71c        -8.42   16.13      --       19.53
                (5/00; 1/95)
UHIP3           High Income Portfolio (Service Class)           --      -17.62c       -23.59    0.13     8.44       2.71
                (5/00; 9/85)
             Franklin Templeton VIP Trust
PSMC1           Franklin Small Cap Fund - Class 2 (11/99;    -15.86      11.19        -15.86   19.86      --       19.63
                11/95)e
PMSS1           Mutual Shares Securities Fund - Class 2       11.80      13.44         11.80     --                10.06
                (11/99; 11/96)e
UDMS3           Templeton Developing Markets Securities         --      -12.78c       -33.10     --               -12.87
                Fund - Class 2 (5/00; 3/96)f
UINT3           Templeton International Securities Fund -       --        1.65c        -3.61   11.68      --       11.63
                Class 2 (5/00; 5/92)f


Average Annual Total Return (Without Purchase Payment Credits) For Nonqualified Annuities Without Withdrawal For Periods Ending Dec. 31, 2000 (continued)


                                                                Performance since
                                                               commencement of the
                                                                    subaccount        Performance since commencement of the
                                                                                                      funda
                                                                          Since                                    Since
Subaccount   Investing In:                                    1 Year  Commencement   1 Year  5 Years  10 Years  Commencement
----------   -------------                                    ------  ------------   ------  -------  --------  ------------
             MFS(R)
UGRS3           Investors Growth Stock Series - Service         --%      -5.41%c       -7.15%    --%      --%      16.22%
                Class (5/00; 5/99) b, g, h
PSND1           New Discovery Series - Service Class (5/00;   -3.34       0.75         -3.34     --       --       21.36
                5/98) h
PSTR1           Total Return Series - Service Class (5/00;    14.40      11.41         14.40   11.80      --       14.02
                1/95) h
             Putnam Variable Trust
PGIN1           Putnam VT Growth and Income Fund - Class IB    6.56       3.52          6.56   12.34    13.07      13.02
                Shares (11/99; 2/88)i
UINO3           Putnam VT International New Opportunities       --      -24.37c       -39.46     --       --        8.03
                Fund - Class IB Shares (5/00; 1/97)i
UVIS3           Putnam VT Vista Fund - Class IB Shares          --       -8.32c        -5.29     --       --       19.67
                (5/00; 1/97)i

a Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g    Previously named MFS(R)Growth Series.
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
i Class IB Shares commenced operations on April 6, 1998. For periods prior to the inception date of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Qualified Annuities With Withdrawal and Selection of the Maximum Anniversary Value Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                                                    Performance since commencement of the fundb


                                                            Performance since
                                                           commencement of the                                   Since
Subaccount    Investing In:                                    subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                    -----------       ------   -------  --------  ------------
              AXP(R) Variable Portfolio -
UCMG2            Cash Management Fund (5/00; 10/81)c              -5.67%         -3.50%     2.59%      3.23%      5.01%
UFIF2            Federal Income Fund (5/00; 9/99)                 -2.09          -1.11       --         --       -0.89
UMGD2            Managed Fund (5/00; 4/86)                        -9.47         -10.73     10.30      11.39      10.23
UNDM2            New Dimensions Fund(R)(5/00; 5/96)              -15.17         -16.90       --         --       15.36
USPF2            S&P 500 Index Fund (5/00; 5/00)                 -14.99            --        --         --      -17.51d
USCA2            Small Cap Advantage Fund (5/00; 9/99)            -4.21          -5.01       --         --        5.83
              AIM V.I.
UCAP2            Capital Appreciation Fund (5/00; 5/93)          -17.34         -18.74     13.08        --       15.71
UDDT2            Dent Demographic Trends Fund (5/00;             -20.13         -25.06       --         --      -25.00
                 12/99)
UVAL2            Value Fund (5/00; 5/93)                         -17.99         -22.14     13.50        --       15.67
              Alliance VP
UGIP2            Growth & Income Portfolio (Class B)             -10.33           3.70     17.21        --       13.65
                 (5/00; 1/91)
UPRG2            Premier Growth Portfolio (Class B)              -26.19         -24.08     19.41        --       18.58
                 (5/00; 6/92)
UTEC2            Technology Portfolio (Class B) (5/00;           -35.99         -28.46       --         --       19.35
                 1/96)
              Evergreen VA
UEGL2            Global Leaders Fund (5/00; 3/97)                -10.00         -16.73       --         --        7.59
UEGI2            Growth and Income Fund (5/00; 3/96)              -3.80          -9.00       --         --       12.82
UEMS2            Masters Fund (5/00; 1/99)                        -9.86         -11.35       --         --        6.26
UEOM2            Omega Fund (5/00; 3/97)                         -24.60         -20.17       --         --       12.78
UESC2            Small Cap Value Fund (5/00; 5/98)                 8.55          10.65       --         --        6.79
UESI2            Strategic Income Fund (5/00; 3/97)               -4.14          -9.44       --         --       -0.10
              Fidelity VIP
UMDC2            III Mid Cap Portfolio (Service Class)            12.04          23.37       --         --       38.35
                 (5/00; 12/98)
UCOF2            Contrafund(R)Portfolio (Service Class)          -10.20         -15.41     15.26        --       19.00
                 (5/00; 1/95)
UHIP2            High Income Portfolio (Service Class)           -23.93         -29.40     -1.16       8.30       2.55
                 (5/00; 9/85)
              Franklin Templeton VIP Trust
USMC2            Franklin Small Cap Fund - Class 2 (5/00;        -17.11         -22.24     19.08        --       18.99
                 11/95)e
UMSS2            Mutual Shares Securities Fund - Class 2           0.79           3.36       --         --        8.75
                 (5/00; 11/96)e
UDMS2            Templeton Developing Markets Securities         -19.47         -38.15       --         --      -14.05
                 Fund - Class 2 (5/00; 3/96)f
UINT2            Templeton International Securities Fund          -6.18         -10.98     10.69        --       11.46
                 - Class 2 (5/00; 5/92)f

Average Annual Total Return (Without Purchase Payment Credits) For Qualified Annuities With Withdrawal and Selection of the Maximum Anniversary Value Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                                    Performance since commencement of the fundb


                                                            Performance since
                                                           commencement of the                                   Since
Subaccount    Investing In:                                    subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                    -----------       ------   -------  --------  ------------
              MFS(R)
UGRS2            Investors Growth Stock Series - Service         -12.68%        -14.24%      --%        --%        11.47%
                 Class (5/00; 5/99) c, g, h
UNDS2            New Discovery Series - Service Class             -6.99         -10.72       --         --         19.17
                 (5/00; 5/98) h
UTRS2            Total Return Series - Service Class               2.85           5.92     11.71        --         13.39
                 (5/00; 1/95) h
              Putnam Variable Trust
UGIN2            Putnam VT Growth and Income Fund - Class         -1.61          -1.60     11.37      12.94        12.87
                 IB Shares (5/00; 2/88)i
UINO2            Putnam VT International New                     -30.15         -44.01       --         --          6.38
                 Opportunities Fund - Class IB Shares
                 (5/00; 1/97)i
UVIS2            Putnam VT Vista Fund - Class IB Shares          -15.37         -12.53       --         --         18.42
                 (5/00; 1/97)i

a    Cumulative return (not annualized) since commencement of the subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Cumulative return (not annualized) since commencement of the fund.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g    Previously named MFS(R)Growth Series.
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
i Class IB Shares commenced operations on April 6, 1998. For periods prior to the inception date of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Qualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                                                    Performance since commencement of the fundb


                                                            Performance since
                                                           commencement of the                                   Since
Subaccount    Investing In:                                    subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                    -----------       ------   -------  --------  ------------
              AXP(R) Variable Portfolio -
UCMG2            Cash Management Fund (5/00; 10/81)c               1.99%          4.37%     3.72%      3.23%      5.02%
UFIF2            Federal Income Fund (5/00; 9/99)                  5.90           6.97       --         --        5.27
UMGD2            Managed Fund (5/00; 4/86)                        -2.13          -3.50     11.17      11.39      10.25
UNDM2            New Dimensions Fund(R)(5/00; 5/96)               -8.33         -10.20       --         --       16.19
USPF2            S&P 500 Index Fund (5/00; 5/00)                  -8.13            --        --         --      -10.92d
USCA2            Small Cap Advantage Fund (5/00; 9/99)             3.59           2.72       --         --       12.11
              AIM V.I.
UCAP2            Capital Appreciation Fund (5/00; 5/93)          -10.69         -12.20     13.88        --       15.76
UDDT2            Dent Demographic Trends Fund (5/00;             -13.72         -19.08       --         --      -18.98
                 12/99)
UVAL2            Value Fund (5/00; 5/93)                         -11.40         -15.89     14.29        --       15.71
              Alliance VP
UGIP2            Growth & Income Portfolio (Class B)              -3.06          12.04     17.91        --       13.68
                 (5/00; 1/91)
UPRG2            Premier Growth Portfolio (Class B)              -20.30         -18.00     20.08        --       18.63
                 (5/00; 6/92)
UTEC2            Technology Portfolio (Class B) (5/00;           -30.96         -22.76       --         --       20.01
                 1/96)
              Evergreen VA
UEGL2            Global Leaders Fund (5/00; 3/97)                 -2.71         -10.02       --         --        9.13
UEGI2            Growth and Income Fund (5/00; 3/96)               4.03          -1.61       --         --       13.66
UEMS2            Masters Fund (5/00; 1/99)                        -2.56          -4.17       --         --       10.30
UEOM2            Omega Fund (5/00; 3/97)                         -18.58         -13.75       --         --       14.15
UESC2            Small Cap Value Fund (5/00; 5/98)                16.90          19.01       --         --        9.22
UESI2            Strategic Income Fund (5/00; 3/97)                3.66          -2.09       --         --        1.70
              Fidelity VIP
UMDC2            III Mid Cap Portfolio (Service Class)            20.41          31.77       --         --       41.04
                 (5/00; 12/98)
UCOF2            Contrafund(R)Portfolio (Service Class)           -2.93          -8.58     16.01        --       19.41
                 (5/00; 1/95)
UHIP2            High Income Portfolio (Service Class)           -17.85         -23.78     -0.02       8.30       2.57
                 (5/00; 9/85)
              Franklin Templeton VIP Trust
USMC2            Franklin Small Cap Fund - Class 2 (5/00;        -10.44         -16.01     19.76        --       19.53
                 11/95)e
UMSS2            Mutual Shares Securities Fund - Class 2           9.04          11.70       --         --        9.93
                 (5/00; 11/96)e
UDMS2            Templeton Developing Markets Securities         -13.00         -33.30       --         --      -13.04
                 Fund - Class 2 (5/00; 3/96)f
UINT2            Templeton International Securities Fund           1.44          -3.76     11.55        --       11.50
                 - Class 2 (5/00; 5/92)f

Average Annual Total Return (Without Purchase Payment Credits) For Qualified Annuities Without Withdrawal and Selection of the Maximum Anniversary Value Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                                                    Performance since commencement of the fundb


                                                            Performance since
                                                           commencement of the                                   Since
Subaccount    Investing In:                                    subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                    -----------       ------   -------  --------  ------------
              MFS(R)
UGRS2            Investors Growth Stock Series - Service          -5.62%         -7.31%      --%        --%      16.09%
                 Class (5/00; 5/99) c, g, h
UNDS2            New Discovery Series - Service Class              0.57          -3.49       --         --       21.23
                 (5/00; 5/98) h
UTRS2            Total Return Series - Service Class              11.19          14.26     12.54        --       13.89
                 (5/00; 1/95) h
              Putnam Variable Trust
UGIN2            Putnam VT Growth and Income Fund - Class          6.42           6.43     12.21      12.94      12.90
                 IB Shares (5/00; 2/88)i
UINO2            Putnam VT International New                     -24.61         -39.66       --         --        7.89
                 Opportunities Fund - Class IB Shares
                 (5/00; 1/97)i
UVIS2            Putnam VT Vista Fund - Class IB Shares           -8.54          -5.45       --         --       19.55
                 (5/00; 1/97)i

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Cumulative return (not annualized) since commencement date of the fund.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g    Previously named MFS(R)Growth Series.
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
i Class IB Shares commenced operations on April 6, 1998. For periods prior to the inception date of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Qualified Annuities With Withdrawal For Periods Ending Dec. 31, 2000


                                                                                    Performance since commencement of the fundb


                                                            Performance since
                                                           commencement of the                                   Since
Subaccount    Investing In:                                    subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                    -----------       ------   -------  --------  ------------
              AXP(R) Variable Portfolio -
UCMG1            Cash Management Fund (5/00; 10/81)c              -4.56%         -2.81%     3.08%      3.64%      5.46%
UFIF1            Federal Income Fund (5/00; 9/99)                 -1.05          -0.41       --         --       -0.26
UMGD1            Managed Fund (5/00; 4/86)                        -9.01         -10.23     10.75      11.78      10.65
UNDM1            New Dimensions Fund(R)(5/00; 5/96)              -14.72         -16.40       --         --       15.81
USPF1            S&P 500 Index Fund (5/00; 5/00)                 -14.25            --        --         --      -16.81d
USCA1            Small Cap Advantage Fund (5/00; 9/99)            -3.57          -4.33       --         --        6.51
              AIM V.I.
UCAP1            Capital Appreciation Fund (5/00; 5/93)          -15.85         -18.07     13.58        --       16.17
UDDT1            Dent Demographic Trends Fund (5/00;             -19.50         -24.40       --         --      -24.41
                 12/99)
UVAL1            Value Fund (5/00; 5/93)                         -17.36         -21.47     14.00        --       16.13
              Alliance VP
UGIP1            Growth & Income Portfolio (Class B)              -9.69           4.45     17.71        --       14.10
                 (5/00; 1/91)
UPRG1            Premier Growth Portfolio (Class B)              -25.56         -23.41       --         --       19.05
                 (5/00; 6/92)
UTEC1            Technology Portfolio (Class B) (5/00;           -35.37         -27.79       --         --       19.85
                 1/96)
              Evergreen VA
UEGL1            Global Leaders Fund (5/00; 3/97)                 -9.36         -16.06       --         --        8.10
UEGI1            Growth and Income Fund (5/00; 3/96)              -3.16          -8.31       --         --       13.32
UEMS1            Masters Fund (5/00; 1/99)                        -9.22         -10.68       --         --        6.86
UEOM1            Omega Fund (5/00; 3/97)                         -23.97         -19.50       --         --       13.30
UESC1            Small Cap Value Fund (5/00; 5/98)                 9.26          11.43       --         --        7.34
UESI1            Strategic Income Fund (5/00; 3/97)               -3.50          -8.76       --         --        0.37
              Fidelity VIP
UMDC1            III Mid Cap Portfolio (Service Class)            12.78          24.20       --         --       39.01
                 (5/00; 12/98)
UCOF1            Contrafund(R)Portfolio (Service Class)            -9.57         -14.74     15.76       --       19.49
                 (5/00; 1/95)
UHIP1            High Income Portfolio (Service Class)           -23.30         -28.73     -0.69       8.71       2.97
                 (5/00; 9/85)
              Franklin Templeton VIP Trust
USMC1            Franklin Small Cap Fund - Class 2 (5/00;        -16.48         -21.58     19.60        --       19.49
                 11/95)e
UMSS1            Mutual Shares Securities Fund - Class 2           1.45           4.11       --         --        9.26
                 (5/00; 11/96)e
UDMS1            Templeton Developing Markets Securities         -18.84         -37.50       --         --      -13.55
                 Fund - Class 2 (5/00; 3/96)f
UINT1            Templeton International Securities Fund          -5.54         -10.30     11.19        --       11.91
                 - Class 2 (5/00; 5/92)f


Average Annual Total Return (Without Purchase Payment Credits) For Qualified Annuities With Withdrawal For Periods Ending Dec. 31, 2000 (continued)


                                                                                    Performance since commencement of the fundb


                                                            Performance since
                                                           commencement of the                                   Since
Subaccount    Investing In:                                    subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                    -----------       ------   -------  --------  ------------
              MFS(R)
UGRS1            Investors Growth Stock Series - Service         -12.05%        -13.57%      --%        --%      12.11%
                 Class (5/00; 5/99) c, g, h
UNDS1            New Discovery Series - Service Class             -6.35         -10.04       --         --       19.74
                 (5/00; 5/98) h
UTRS1            Total Return Series - Service Class               3.55           6.67     12.20        --       13.87
                 (5/00; 1/95) h
              Putnam Variable Trust
UGIN1            Putnam VT Growth and Income Fund - Class         -0.96          -0.91     11.86      13.35      13.31
                 IB Shares (5/00; 2/88)i
UINO1            Putnam VT International New                     -29.52         -43.36       --         --        6.89
                 Opportunities Fund - Class IB Shares
                 (5/00; 1/97)i
UVIS1            Putnam VT Vista Fund - Class IB Shares          -14.73         -11.85       --         --       18.94
                 (5/00; 1/97)i

a Cumulative return (not annualized) since the commencement date of the subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d Cumulative return (not annualized) since the commencement date of the fund. e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g    Previously named MFS(R)Growth Series.
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
i Class IB Shares commenced operations on April 6, 1998. For periods prior to the inception date of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

Average Annual Total Return (Without Purchase Payment Credits) For Qualified Annuities Without Withdrawal For Periods Ending Dec. 31, 2000


                                                                                    Performance since commencement of the fundb


                                                            Performance since
                                                           commencement of the                                   Since
Subaccount    Investing In:                                    subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                    -----------       ------   -------  --------  ------------
              AXP(R) Variable Portfolio -
UCMG1            Cash Management Fund (5/00; 10/81)c               2.87%          4.77%     4.12%      3.64%      5.46%
UFIF1            Federal Income Fund (5/00; 9/99)                  6.68           7.38       --         --        5.68
UMGD1            Managed Fund (5/00; 4/86)                        -1.97          -3.30     11.54      11.78      10.65
UNDM1            New Dimensions Fund(R)(5/00; 5/96)               -8.17         -10.00       --         --       16.55
USPF1            S&P 500 Index Fund (5/00; 5/00)                  -7.67            --        --         --      -10.45d
USCA1            Small Cap Advantage Fund (5/00; 9/99)             3.95           3.12       --         --       12.52
              AIM V.I.
UCAP1            Capital Appreciation Fund (5/00; 5/93)           -9.40         -11.81     14.29        --       16.17
UDDT1            Dent Demographic Trends Fund (5/00;             -13.37         -18.70       --         --      -18.60
                 12/99)
UVAL1            Value Fund (5/00; 5/93)                         -11.04         -15.51     14.71        --       16.13
              Alliance VP
UGIP1            Growth & Income Portfolio (Class B)              -2.71          12.45     18.33        --       14.10
                 (5/00; 1/91)
UPRG1            Premier Growth Portfolio (Class B)              -19.96         -17.62     20.50        --       19.05
                 (5/00; 6/92)
UTEC1            Technology Portfolio (Class B) (5/00;           -30.62         -22.38       --         --       20.43
                 1/96)
              Evergreen VA
UEGL1            Global Leaders Fund (5/00; 3/97)                 -2.35          -9.63       --         --        9.54
UEGI1            Growth and Income Fund (5/00; 3/96)               4.39          -1.21       --         --       14.08
UEMS1            Masters Fund (5/00; 1/99)                        -2.20          -3.78       --         --       10.71
UEOM1            Omega Fund (5/00; 3/97)                         -18.23         -13.37       --         --       14.57
UESC1            Small Cap Value Fund (5/00; 5/98)                17.27          19.43       --         --        9.63
UESI1            Strategic Income Fund (5/00; 3/97)                4.02          -1.69       --         --        2.10
              Fidelity VIP
UMDC1            III Mid Cap Portfolio (Service Class)            20.78          32.20       --         --       41.49
                 (5/00; 12/98)
UCOF1            Contrafund(R)Portfolio (Service Class)           -2.57          -8.19     16.42        --       19.83
                 (5/00; 1/95)
UHIP1            High Income Portfolio (Service Class)           -17.50         -23.41      0.38       8.71       2.97
                 (5/00; 9/85)
              Franklin Templeton VIP Trust
USMC1            Franklin Small Cap Fund - Class 2 (5/00;        -10.09         -15.63     20.18        --       19.95
                 11/95)e
UMSS1            Mutual Shares Securities Fund - Class 2           9.41          12.11       --         --       10.34
                 (5/00; 11/96)e
UDMS1            Templeton Developing Markets Securities         -12.65         -32.93       --         --      -12.59
                 Fund - Class 2 (5/00; 3/96)f
UINT1            Templeton International Securities Fund           1.80          -3.37     11.96        --       11.91
                 - Class 2 (5/00; 5/92)f

Average Annual Total Return (Without Purchase Payment Credits) For Qualified Annuities Without Withdrawal For Periods Ending Dec. 31, 2000 (continued)


                                                                                    Performance since commencement of the fundb


                                                            Performance since
                                                           commencement of the                                   Since
Subaccount    Investing In:                                    subaccounta       1 Year   5 Years  10 Years  Commencement
-----------   -------------                                    -----------       ------   -------  --------  ------------
              MFS(R)
UGRS1            Investors Growth Stock Series - Service          -5.27%         -6.92%      --%        --%      16.51%
                 Class (5/00; 5/99) c, g, h
UNDS1            New Discovery Series - Service Class              0.92          -3.09       --         --       21.65
                 (5/00; 5/98) h
UTRS1            Total Return Series - Service Class              11.55          14.67     12.95        --       14.30
                 (5/00; 1/95) h
              Putnam Variable Trust
UGIN1            Putnam VT Growth and Income Fund - Class          6.78           6.84     12.62      13.35      13.31
                 IB Shares (5/00; 2/88)i
UINO1            Putnam VT International New                     -24.26         -39.30       --         --        8.30
                 Opportunities Fund - Class IB Shares
                 (5/00; 1/97)i
UVIS1            Putnam VT Vista Fund - Class IB Shares           -8.19          -5.05       --         --       19.97
                 (5/00; 1/97)i

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund).
d    Cumulative return (not annualized) since commencement date of the fund.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g    Previously named MFS(R)Growth Series.
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
i Class IB Shares commenced operations on April 6, 1998. For periods prior to the inception date of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:


For a subaccount investing in a money market fund, we base quotations of simple yield on:
     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d)  raising the base period return to the power of 365/7


The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o  the  effect  of  any  applicable  withdrawal  charge,  or
o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount   Investing In:                                     Simple Yield   Compound Yield
----------   -------------                                     ------------   --------------
UCMG1        AXP(R)Variable Portfolio - Cash Management Fund        4.94%            5.07%
UCMG2        AXP(R)Variable Portfolio - Cash Management Fund        0.00            0.00
UCMG4        AXP(R)Variable Portfolio - Cash Management Fund        4.58            4.69
PCMG1        AXP(R)Variable Portfolio - Cash Management Fund        4.72            4.83

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(( a-b + 1) to the power of 6) - 1]
                               ---
                               cd

where:    a    = dividends and investment income earned during the period
          b    = expenses accrued for the period (net of reimbursements)
          c    = the average  daily  number of  accumulation  units  outstanding during the period that were entitled to receive dividends
          d    = the maximum  offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yields Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount   Investing In:                                       Simple Yield
----------   -------------                                       ------------
UFIF1        AXP(R)Variable Portfolio - Federal Income Fund          9.02%
UFIF2        AXP(R)Variable Portfolio - Federal Income Fund          5.49
UFIF3        AXP(R)Variable Portfolio - Federal Income Fund          6.14
UFIF4        AXP(R)Variable Portfolio - Federal Income Fund          4.92


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.



    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER



The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $662,606.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381.

The contract was new as of 2000 and, therefore, we do not have three years of history for withdrawal charges received and commissions paid.



INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount.


Year ended Dec. 31,                                                                                   2000         1999

Subaccount UCMG1(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.03           --

Number of accumulation units outstanding at end of period (000 omitted)                                 53           --

Ratio of operating expense to average net assets                                                     1.00%           --

Simple yield(2)                                                                                      4.94%           --

Compound yield(2)                                                                                    5.07%           --

Subaccount UCMG2(1),(3) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.00           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.10%           --

Simple yield(2)                                                                                         --           --

Compound yield(2)                                                                                       --           --

Subaccount UCMG4(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.03           --

Number of accumulation units outstanding at end of period (000 omitted)                                618           --

Ratio of operating expense to average net assets                                                     1.35%           --

Simple yield(2)                                                                                      4.58%           --

Compound yield(2)                                                                                    4.69%           --

Subaccount PCMG1(4) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)

Accumulation unit value at beginning of period                                                       $1.00        $1.00

Accumulation unit value at end of period                                                             $1.05        $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Simple yield(2)                                                                                      4.72%        4.62%

Compound yield(2)                                                                                    4.83%        4.73%

Subaccount UFIF1(1),(3) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UFIF2(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.05           --

Number of accumulation units outstanding at end of period (000 omitted)                                 25           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UFIF3(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 15           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UFIF4(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 34           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UMGD1(1),(3) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UMGD2(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 40           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UMGD4(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                  3           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PMGD1(4) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)

Accumulation unit value at beginning of period                                                       $1.08        $1.00

Accumulation unit value at end of period                                                             $1.04        $1.08

Number of accumulation units outstanding at end of period (000 omitted)                                  5           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UNDM1(1),(3) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UNDM2(1),(3) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UNDM4(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 32           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PNDM1(4) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))

Accumulation unit value at beginning of period                                                       $1.15        $1.00

Accumulation unit value at end of period                                                             $1.03        $1.15

Number of accumulation units outstanding at end of period (000 omitted)                              1,937           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  USPF1(1) (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount  USPF2(1) (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                  2           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount  USPF3(1) (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 34           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount  USPF4(1) (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                110           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount USCA1(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                  2           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount USCA2(1),(3) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount USCA4(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PSCA1(4) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)

Accumulation unit value at beginning of period                                                       $1.11        $1.00

Accumulation unit value at end of period                                                             $1.14        $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                 85           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UCAP1(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.91           --

Number of accumulation units outstanding at end of period (000 omitted)                                 12           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UCAP2(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                160           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UCAP4(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                311           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PCAP1(4) (Investing in shares of AIM V.I. Capital Appreciation Fund)

Accumulation unit value at beginning of period                                                       $1.26        $1.00

Accumulation unit value at end of period                                                             $1.11        $1.26

Number of accumulation units outstanding at end of period (000 omitted)                              1,103           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UDDT1(1) (Investing in shares of AIM V.I. Dent Demographic Trends Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                 12           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UDDT2(1) (Investing in shares of AIM V.I. Dent Demographic Trends Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                143           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UDDT3(1) (Investing in shares of AIM V.I. Dent Demographic Trends Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UDDT4(1) (Investing in shares of AIM V.I. Dent Demographic Trends Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.86           --

Number of accumulation units outstanding at end of period (000 omitted)                                145           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UVAL1(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                 56           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UVAL2(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                321           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UVAL4(1) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.89           --

Number of accumulation units outstanding at end of period (000 omitted)                                623           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PVAL1(4) (Investing in shares of AIM V.I. Value Fund)

Accumulation unit value at beginning of period                                                       $1.11        $1.00

Accumulation unit value at end of period                                                             $0.94        $1.11

Number of accumulation units outstanding at end of period (000 omitted)                              4,769           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UGIP1(1) (Investing in shares of Alliance VP Growth & Income Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                 31           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UGIP2(1) (Investing in shares of Alliance VP Growth & Income Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                 65           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UGIP3(1) (Investing in shares of Alliance VP Growth & Income Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                213           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UGIP4(1) (Investing in shares of Alliance VP Growth & Income Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                292           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UPRG1(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.80           --

Number of accumulation units outstanding at end of period (000 omitted)                                 47           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UPRG2(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.80           --

Number of accumulation units outstanding at end of period (000 omitted)                                438           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UPRG3(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.80           --

Number of accumulation units outstanding at end of period (000 omitted)                                426           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UPRG4(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.80           --

Number of accumulation units outstanding at end of period (000 omitted)                                700           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UTEC1(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.69           --

Number of accumulation units outstanding at end of period (000 omitted)                                 44           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UTEC2(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.69           --

Number of accumulation units outstanding at end of period (000 omitted)                                216           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UTEC3(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.69           --

Number of accumulation units outstanding at end of period (000 omitted)                                277           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UTEC4(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.69           --

Number of accumulation units outstanding at end of period (000 omitted)                                456           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UEGL1(1) (Investing in shares of Evergreen VA Global Leaders Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                  8           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UEGL2(1) (Investing in shares of Evergreen VA Global Leaders Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 65           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UEGL3(1) (Investing in shares of Evergreen VA Global Leaders Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 17           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UEGL4(1) (Investing in shares of Evergreen VA Global Leaders Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                  4           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UEGI1(1) (Investing in shares of Evergreen VA Growth and Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 25           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UEGI2(1) (Investing in shares of Evergreen VA Growth and Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 18           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UEGI3(1) (Investing in shares of Evergreen VA Growth and Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 27           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UEGI4(1) (Investing in shares of Evergreen VA Growth and Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                  6           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UEMS1(1) (Investing in shares of Evergreen VA Masters Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 30           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UEMS2(1) (Investing in shares of Evergreen VA Masters Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 39           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UEMS3(1) (Investing in shares of Evergreen VA Masters Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                  5           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UEMS4(1) (Investing in shares of Evergreen VA Masters Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.98           --

Number of accumulation units outstanding at end of period (000 omitted)                                 61           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UEOM1(1) (Investing in shares of Evergreen VA Omega Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                 97           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UEOM2(1) (Investing in shares of Evergreen VA Omega Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                280           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UEOM3(1) (Investing in shares of Evergreen VA Omega Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                186           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UEOM4(1) (Investing in shares of Evergreen VA Omega Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                703           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UESC1(1) (Investing in shares of Evergreen VA Small Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.17           --

Number of accumulation units outstanding at end of period (000 omitted)                                 10           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UESC2(1) (Investing in shares of Evergreen VA Small Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.17           --

Number of accumulation units outstanding at end of period (000 omitted)                                 33           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UESC3(1) (Investing in shares of Evergreen VA Small Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.17           --

Number of accumulation units outstanding at end of period (000 omitted)                                  1           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UESC4(1) (Investing in shares of Evergreen VA Small Cap Value Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.17           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UESI1(1),(3) (Investing in shares of Evergreen VA Strategic Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UESI2(1) (Investing in shares of Evergreen VA Stategic Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                  8           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UESI3(1) (Investing in shares of Evergreen VA Strategic Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 24           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UESI4(1) (Investing in shares of Evergreen VA Strategic Income Fund)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.04           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UMDC1(1) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.21           --

Number of accumulation units outstanding at end of period (000 omitted)                                 23           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UMDC2(1) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.21           --

Number of accumulation units outstanding at end of period (000 omitted)                                134           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UMDC4(1) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.21           --

Number of accumulation units outstanding at end of period (000 omitted)                                222           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PMDC1(4) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.24        $1.00

Accumulation unit value at end of period                                                             $1.63        $1.24

Number of accumulation units outstanding at end of period (000 omitted)                                206           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UCOF1(1) (Investing in shares of Fidelity VIP Contrafund(R)Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                  4           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UCOF2(1) (Investing in shares of Fidelity VIP Contrafund(R)Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                189           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UCOF3(1) (Investing in shares of Fidelity VIP Contrafund(R)Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                  2           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UCOF4(1) (Investing in shares of Fidelity VIP Contrafund(R)Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.97           --

Number of accumulation units outstanding at end of period (000 omitted)                                191           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UHIP1(1) (Investing in shares of Fidelity VIP High Income Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.83           --

Number of accumulation units outstanding at end of period (000 omitted)                                  4           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UHIP2(1) (Investing in shares of Fidelity VIP High Income Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                 27           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UHIP3(1) (Investing in shares of Fidelity VIP High Income Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                 56           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UHIP4(1) (Investing in shares of Fidelity VIP High Income Portfolio (Service Class))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.82           --

Number of accumulation units outstanding at end of period (000 omitted)                                 50           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  USMC1(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                 52           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount  USMC2(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                202           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount  USMC4(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.90           --

Number of accumulation units outstanding at end of period (000 omitted)                                349           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  PSMC1(4)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.43        $1.00

Accumulation unit value at end of period                                                             $1.21        $1.43

Number of accumulation units outstanding at end of period (000 omitted)                                855           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UMSS1(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                 21           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UMSS2(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UMSS4(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.09           --

Number of accumulation units outstanding at end of period (000 omitted)                                 15           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PMSS1(4) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.03        $1.00

Accumulation unit value at end of period                                                             $1.16        $1.03

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UDMS1(1),(3) (Investing in shares of FTVIPT Templeton Developing Markets Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UDMS2(1) (Investing in shares of FTVIPT Templeton Developing Markets Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                  2           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UDMS3(1) (Investing in shares of FTVIPT Templeton Developing Markets Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                 17           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UDMS4(1) (Investing in shares of FTVIPT Templeton Developing Markets Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.87           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  UINT1(1)  (Investing  in shares of  FTVIPT Templeton  International Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 22           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UINT2(1),(3)  (Investing in shares of FTVIPT Templeton International Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UINT3(1)  (Investing  in shares of  FTVIPT  Templeton  International Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 52           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UINT4(1)  (Investing  in shares of  FTVIPT  Templeton  International Securities Fund - Class 2)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.02           --

Number of accumulation units outstanding at end of period (000 omitted)                                 53           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UGRS1(1) (Investing in shares of MFS(R)Investors Growth Stock Series - Service Class(5))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                                  3           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UGRS2(1) (Investing in shares of MFS(R)Investors Growth Stock Series - Service Class(5))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                                 71           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UGRS3(1) (Investing in shares of MFS(R)Investors Growth Stock Series - Service Class(5))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                                 75           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UGRS4(1) (Investing in shares of MFS(R)Investors Growth Stock Series - Service Class(5))

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.95           --

Number of accumulation units outstanding at end of period (000 omitted)                                187           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount UNDS1(1) (Investing in shares of MFS(R)New Discovery Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.01           --

Number of accumulation units outstanding at end of period (000 omitted)                                 27           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount UNDS2(1) (Investing in shares of MFS(R)New Discovery Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.01           --

Number of accumulation units outstanding at end of period (000 omitted)                                  7           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UNDS4(1) (Investing in shares of MFS(R)New Discovery Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.01           --

Number of accumulation units outstanding at end of period (000 omitted)                                 76           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PSND1(1) (Investing in shares of MFS(R)New Discovery Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.93           --

Number of accumulation units outstanding at end of period (000 omitted)                                 35           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UTRS1(1) (Investing in shares of MFS(R)Total Return Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.12           --

Number of accumulation units outstanding at end of period (000 omitted)                                 45           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UTRS2(1) (Investing in shares of MFS(R)Total Return Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.12           --

Number of accumulation units outstanding at end of period (000 omitted)                                 86           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UTRS4(1) (Investing in shares of MFS(R)Total Return Series - Service Class)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.11           --

Number of accumulation units outstanding at end of period (000 omitted)                                141           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount PSTR1(1) (Investing in shares of MFS(R)Total Return Series - Service Class)

Accumulation unit value at beginning of period                                                          --           --

Accumulation unit value at end of period                                                             $1.06           --

Number of accumulation units outstanding at end of period (000 omitted)                                 23           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UGIN1(1),(3) (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                 --           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount  UGIN2(1)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                 31           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount  UGIN4(1)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $1.07           --

Number of accumulation units outstanding at end of period (000 omitted)                                 17           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  PGIN1(4)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $0.97        $1.00

Accumulation unit value at end of period                                                             $1.03        $0.97

Number of accumulation units outstanding at end of period (000 omitted)                                146           --

Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount UINO1(1) (Investing in shares of Putnam VT International New Opportunities Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.76           --

Number of accumulation units outstanding at end of period (000 omitted)                                 63           --

Ratio of operating expense to average net assets                                                     1.00%           --


Subaccount UINO2(1) (Investing in shares of Putnam VT International New Opportunities Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.76           --

Number of accumulation units outstanding at end of period (000 omitted)                                 86           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount UINO3(1) (Investing in shares of Putnam VT International New Opportunities Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.76           --

Number of accumulation units outstanding at end of period (000 omitted)                                 96           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount UINO4(1) (Investing in shares of Putnam VT International New Opportunities Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.76           --

Number of accumulation units outstanding at end of period (000 omitted)                                155           --

Ratio of operating expense to average net assets                                                     1.35%           --

Subaccount  UVIS1(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                 35           --

Ratio of operating expense to average net assets                                                     1.00%           --

Subaccount  UVIS2(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                216           --

Ratio of operating expense to average net assets                                                     1.10%           --

Subaccount  UVIS3(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                152           --

Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount  UVIS4(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)

Accumulation unit value at beginning of period                                                       $1.00           --

Accumulation unit value at end of period                                                             $0.92           --

Number of accumulation units outstanding at end of period (000 omitted)                                487           --

Ratio of operating expense to average net assets                                                     1.35%           --


(1) Operations commenced on May 30, 2000.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) The subaccount had no contract activity as of Dec. 31, 2000.

(4) Operations commenced on Nov. 9, 1999.

(5) Previously named MFS(R) Growth Series

American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity (SM)

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity (SM) (comprised of subaccounts UCMG1, UCMG4, PCMG1, UFIF2, UFIF3, UFIF4, UMGD2, UMGD4, PMGD1, UNDM4, PNDM1,
USPF1,  USPF2,  USPF3,  USPF4,  USCA1, USCA4, PSCA1, UCAP1, UCAP2, UCAP4, PCAP1,
UDDT1,  UDDT2,  UDDT3,  UDDT4,  UVAL1, UVAL2, UVAL4, PVAL1, UGIP1, UGIP2, UGIP3,
UGIP4,  UPRG1,  UPRG2,  UPRG3,  UPRG4, UTEC1, UTEC2, UTEC3, UTEC4, UEGL1, UEGL2,
UEGL3,  UEGL4,  UEGI1,  UEGI2,  UEGI3, UEGI4, UEMS1, UEMS2, UEMS3, UEMS4, UEOM1,
UEOM2,  UEOM3,  UEOM4,  UESC1,  UESC2, UESC3, UESC4, UESI2, UESI3, UESI4, UMDC1,
UMDC2,  UMDC4,  PMDC1,  UCOF1,  UCOF2, UCOF3, UCOF4, UHIP1, UHIP2, UHIP3, UHIP4,
USMC1,  USMC2,  USMC4,  PSMC1,  UMSS1, UMSS2, UMSS4, PMSS1, UDMS2, UDMS3, UDMS4,
UINT1,  UINT3,  UINT4,  UGRS1,  UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, UNDS4, PSND1,
UTRS1,  UTRS2,  UTRS4,  PSTR1,  UGIN2, UGIN4, PGIN1, UINO1, UINO2, UINO3, UINO4,
UVIS1, UVIS2, UVIS3 and UVIS4) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity (SM) at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001





American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UCMG1        UCMG4        PCMG1        UFIF2        UFIF3         UFIF4
Investments in shares of
mutual funds and portfolios:
   at cost                                $54,829     $632,844         $367      $25,217      $15,353       $35,191
                                          -------     --------         ----      -------      -------       -------
   at market value                        $54,830     $632,858         $364      $25,631      $15,575       $35,541
Dividends receivable                          261        2,820            2          103           66           109
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                              --           --           --           --           --            --
                                          -------     --------         ----      -------      -------       -------
Total assets                               55,091      635,678          366       25,734       15,641        35,650
                                           ======      =======          ===       ======       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              37          559           --           18           13            24
   Issue and administrative
   expense charge                               6           70           --            3            2             3
   Contract terminations                       96           --           --           --           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            --
                                          -------     --------         ----      -------      -------       -------
Total liabilities                             139          629           --           21           15            27
                                              ---          ---                        --           --            --
Net assets applicable to
contracts in accumulation
period                                     54,952      635,049          366       25,713       15,626        35,623
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======     ========         ====      =======      =======       =======
Total net assets                          $54,952     $635,049         $366      $25,713      $15,626       $35,623
                                          =======     ========         ====      =======      =======       =======
Accumulation units outstanding             53,407      618,285          350       24,512       14,725        33,594
                                           ======      =======          ===       ======       ======        ======
Net asset value per
accumulation unit                           $1.03        $1.03        $1.05        $1.05        $1.06         $1.06
                                            =====        =====        =====        =====        =====         =====

See accompanying notes to financial statements.





American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UMGD2        UMGD4        PMGD1        UNDM4        PNDM1         USPF1
Investments in shares of
mutual funds and portfolios:
   at cost                                $41,075       $2,591       $5,942      $29,636   $2,411,885        $6,715
                                          -------       ------       ------      -------   ----------        ------
   at market value                        $39,512       $2,595       $5,536      $29,573   $2,070,776        $6,778
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --           --          545            --
Receivable from mutual funds
and portfolios for
share redemptions                              --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total assets                               39,512        2,595        5,536       29,573    2,071,321         6,778
                                           ======        =====        =====       ======    =========         =====

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              22           --            5           12        1,643             1
   Issue and administrative
   expense charge                               4           --            1            2          224            --
   Contract terminations                       --           --           --           --           --            83
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              26           --            6           14        1,867            84
                                               --                         -           --        -----            --
Net assets applicable to
contracts in accumulation
period                                     39,486        2,595        5,530       29,559    2,002,615         6,694
Net assets applicable to
contracts in payment period                    --           --           --           --       66,839            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $39,486       $2,595       $5,530      $29,559   $2,069,454        $6,694
                                          =======       ======       ======      =======   ==========        ======
Accumulation units outstanding             40,213        2,652        5,329       32,247    1,936,840         7,249
                                           ======        =====        =====       ======    =========         =====
Net asset value per
accumulation unit                         $  0.98       $ 0.98       $ 1.04     $   0.92   $     1.03        $ 0.92
                                          =======       ======       ======     ========   ==========        ======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      USPF2        USPF3        USPF4        USCA1        USCA4         PSCA1
Investments in shares of
mutual funds and portfolios:
   at cost                                 $2,256      $32,279     $103,041       $2,106        $  99      $101,338
                                           ------      -------     --------       ------        -----      --------
   at market value                         $2,214      $30,674     $101,422       $1,928        $  97      $ 97,042
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --          424           --           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                              --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total assets                                2,214       31,098      101,422        1,928           97        97,042
                                            =====       ======      =======        =====           ==        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               1           26           83            1           --            78
   Issue and administrative
   expense charge                              --            3           10            1           --            11
   Contract terminations                       --           --           --           89           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                               1           29           93           91           --            89
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                      2,213       31,069      101,329        1,837           97        96,953
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $2,213      $31,069     $101,329       $1,837        $  97      $ 96,953
                                           ======      =======     ========       ======        =====      ========
Accumulation units outstanding              2,398       33,691      109,935        1,765           93        84,733
                                            =====       ======      =======        =====           ==        ======
Net asset value per
accumulation unit                          $ 0.92      $  0.92     $   0.92       $ 1.04        $1.04      $   1.14
                                           ======      =======     ========       ======        =====      ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UCAP1        UCAP2        UCAP4        PCAP1        UDDT1         UDDT2
Investments in shares of
mutual funds and portfolios:
   at cost                                $12,790     $142,638     $300,670   $1,457,808      $10,682      $149,880
                                          -------     --------     --------   ----------      -------      --------
   at market value                        $11,239     $132,289     $270,728   $1,226,210      $10,363      $123,709
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --       11,552        8,347        2,857          164         1,001
Receivable from mutual funds
and portfolios for
share redemptions                              81           78          215        1,066            4            81
                                               --           --          ---        -----            -            --
Total assets                               11,320      143,919      279,290    1,230,133       10,531       124,791
                                           ======      =======      =======    =========       ======       =======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               6           67          191          938            4            70
   Issue and administrative
   expense charge                               1           11           24          128           --            11
   Contract terminations                       74           --           --           --           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --          647          358        1,550          164            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              81          725          573        2,616          168            81
                                               --          ---          ---        -----          ---            --
Net assets applicable to
contracts in accumulation
period                                     11,239      143,194      278,717    1,227,517       10,363       124,710
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $11,239     $143,194     $278,717   $1,227,517      $10,363      $124,710
                                          =======     ========     ========   ==========      =======      ========
Accumulation units outstanding             12,409      159,761      311,415    1,103,466       11,960       142,997
                                           ======      =======      =======    =========       ======       =======
Net asset value per
accumulation unit                         $  0.91     $   0.90     $   0.90   $     1.11      $  0.87       $  0.87
                                          =======     ========     ========   ==========      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UDDT3        UDDT4        UVAL1        UVAL2        UVAL4         PVAL1
Investments in shares of
mutual funds and portfolios:
   at cost                                 $7,365     $132,379      $54,190     $275,372     $561,672    $5,117,533
                                           ------     --------      -------     --------     --------    ----------
   at market value                         $6,216     $125,653      $47,569     $262,556     $543,156    $4,432,748
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --        2,016       23,822       67,766            --
Receivable from mutual funds
and portfolios for
share redemptions                               6           88          110          177          389        80,278
                                                -           --          ---          ---          ---        ------
Total assets                                6,222      125,741       49,695      286,555      611,311     4,513,026
                                            =====      =======       ======      =======      =======     =========

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               5           78           28          153          345         3,673
   Issue and administrative
   expense charge                               1           10            5           24           43           501
   Contract terminations                       --           --           77           --           --        27,350
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --          554       57,390            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                               6           88          110          731       57,778        31,524
                                                -           --          ---          ---       ------        ------
Net assets applicable to
contracts in accumulation
period                                      6,216      125,653       49,585      285,824      553,533     4,481,502
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $6,216     $125,653      $49,585     $285,824     $553,533    $4,481,502
                                           ======     ========      =======     ========     ========    ==========
Accumulation units outstanding              7,184      145,410       55,795      321,435      623,400     4,768,669
                                            =====      =======       ======      =======      =======     =========
Net asset value per
accumulation unit                          $ 0.87     $   0.86      $  0.89     $   0.89     $   0.89    $     0.94
                                           ======     ========      =======     ========     ========    ==========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UGIP1        UGIP2        UGIP3        UGIP4        UPRG1         UPRG2
Investments in shares of
mutual funds and portfolios:
   at cost                                $29,057      $36,336     $202,173     $269,216      $40,496      $380,101
                                          -------      -------     --------     --------      -------      --------
   at market value                        $30,068      $38,104     $207,385     $280,684      $37,557      $339,929
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --       24,944        1,801        2,531           --        10,218
Receivable from mutual funds
and portfolios for
share redemptions                             121           27          130          280          103           254
                                              ---           --          ---          ---          ---           ---
Total assets                               30,189       63,075      209,316      283,495       37,660       350,401
                                           ======       ======      =======      =======       ======       =======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              19           23          115          249           25           219
   Issue and administrative
   expense charge                               3            4           15           31            5            34
   Contract terminations                       99           --           --           --           73            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --        1,801           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                             121           27        1,931          280          103           253
                                              ---           --        -----          ---          ---           ---
Net assets applicable to
contracts in accumulation
period                                     30,068       63,048      207,385      283,215       37,557       350,148
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $30,068      $63,048     $207,385     $283,215      $37,557      $350,148
                                          =======      =======     ========     ========      =======      ========
Accumulation units outstanding             30,898       64,843      213,427      291,617       47,151       437,601
                                           ======       ======      =======      =======       ======       =======
Net asset value per
accumulation unit                         $  0.97      $  0.97     $   0.97     $   0.97      $  0.80      $   0.80
                                          =======      =======     ========     ========      =======      ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UPRG3        UPRG4        UTEC1        UTEC2        UTEC3         UTEC4
Investments in shares of
mutual funds and portfolios:
   at cost                               $368,024     $584,531      $31,718     $168,730     $220,070      $350,630
                                         --------     --------      -------     --------     --------      --------
   at market value                       $335,104     $549,128      $28,178     $133,288     $187,063      $316,022
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  7,017       15,391        2,419       16,569        6,955        56,867
Receivable from mutual funds
and portfolios for
share redemptions                             261          462           80           96          168           204
                                              ---          ---           --           --          ---           ---
Total assets                              342,382      564,981       30,677      149,953      194,186       373,093
                                          =======      =======       ======      =======      =======       =======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee             230          411           17           83          148           182
   Issue and administrative
   expense charge                              31           51            3           13           20            23
   Contract terminations                       --           --           60           --           --            --
Payable to mutual funds and
portfolios for investments
purchased                                   1,810        5,598           --           --        1,748        56,023
                                            -----        -----                                  -----        ------
Total liabilities                           2,071        6,060           80           96        1,916        56,228
                                            -----        -----           --           --        -----        ------
Net assets applicable to
contracts in accumulation
period                                    340,311      558,921       30,597      149,857      192,270       316,865
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                         $340,311     $558,921      $30,597     $149,857     $192,270      $316,865
                                         ========     ========      =======     ========     ========      ========
Accumulation units outstanding            425,680      699,537       44,108      216,059      277,449       456,291
                                          =======      =======       ======      =======      =======       =======
Net asset value per
accumulation unit                        $   0.80     $   0.80      $  0.69     $   0.69     $   0.69      $   0.69
                                         ========     ========      =======     ========     ========      ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UEGL1        UEGL2        UEGL3        UEGL4        UEGI1         UEGI2
Investments in shares of
mutual funds and portfolios:
   at cost                                 $7,524      $65,795      $16,553       $4,201      $28,139       $17,561
                                           ------      -------      -------       ------      -------       -------
   at market value                         $7,511      $62,184      $16,456       $4,076      $26,186       $17,636
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --        1,145       10,003           --           --           859
Receivable from mutual funds
and portfolios for
share redemptions                              94           52            5            4          113            15
                                               --           --            -            -          ---            --
Total assets                                7,605       63,381       26,464        4,080       26,299        18,510
                                            =====       ======       ======        =====       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               4           45            4            3           18            13
   Issue and administrative
   expense charge                               1            7            1            1            3             2
   Contract terminations                       89           --           --           --           92            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --       10,000           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              94           52       10,005            4          113            15
                                               --           --       ------            -          ---            --
Net assets applicable to
contracts in accumulation
period                                      7,511       63,329       16,459        4,076       26,186        18,495
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $7,511      $63,329      $16,459       $4,076      $26,186       $18,495
                                           ======      =======      =======       ======      =======       =======
Accumulation units outstanding              7,701       64,897       16,881        4,181       25,087        17,732
                                            =====       ======       ======        =====       ======        ======
Net asset value per
accumulation unit                          $ 0.98      $  0.98      $  0.98       $ 0.97      $  1.04       $  1.04
                                           ======      =======      =======       ======      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UEGI3        UEGI4        UEMS1        UEMS2        UEMS3         UEMS4
Investments in shares of
mutual funds and portfolios:
   at cost                                $21,713       $6,042      $34,199      $40,868       $2,805       $61,331
                                          -------       ------      -------      -------       ------       -------
   at market value                        $22,279       $6,032      $29,596      $38,302       $2,722       $59,735
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  5,744           --           --           --        3,179         5,852
Receivable from mutual funds
and portfolios for
share redemptions                              19            5          106           26            1            40
                                               --            -          ---           --            -            --
Total assets                               28,042        6,037       29,702       38,328        5,902        65,627
                                           ======        =====       ======       ======        =====        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              16            5           18           22            1            36
   Issue and administrative
   expense charge                               2           --            3            4           --             4
   Contract terminations                       --           --           85           --           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --          630         5,852
                                          -------       ------       ------      -------   ----------        ------

Total liabilities                              18            5          106           26          631         5,892
                                               --            -          ---           --          ---         -----
Net assets applicable to
contracts in accumulation
period                                     28,024        6,032       29,596       38,302        5,271        59,735
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $28,024       $6,032      $29,596      $38,302       $5,271       $59,735
                                          =======       ======      =======      =======       ======       =======
Accumulation units outstanding             26,880        5,791       30,253       39,222        5,397        61,192
                                           ======        =====       ======       ======        =====        ======
Net asset value per
accumulation unit                         $  1.04       $ 1.04      $  0.98      $  0.98       $ 0.98       $  0.98
                                          =======       ======      =======      =======       ======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UEOM1        UEOM2        UEOM3        UEOM4        UESC1         UESC2
Investments in shares of
mutual funds and portfolios:
   at cost                                $89,588     $259,841     $155,038     $648,352      $11,189       $37,181
                                          -------     --------     --------     --------      -------       -------
   at market value                        $76,509     $221,072     $138,182     $565,757      $11,774       $38,142
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  2,419        7,833       17,158       64,216           --           572
Receivable from mutual funds
and portfolios for
share redemptions                             122          151          118          415          115            33
                                              ---          ---          ---          ---          ---            --
Total assets                               79,050      229,056      155,458      630,388       11,889        38,747
                                           ======      =======      =======      =======       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              46          130          104          369            8            28
   Issue and administrative
   expense charge                               8           21           14           46            1             5
   Contract terminations                       68           --           --           --          106            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --        3,589       56,023           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                             122          151        3,707       56,438          115            33
                                              ===          ===        =====       ======          ===            ==
Net assets applicable to
contracts in accumulation
period                                     78,928      228,905      151,751      573,950       11,774        38,714
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $78,928     $228,905     $151,751     $573,950      $11,774       $38,714
                                          =======     ========     ========     ========      =======       =======
Accumulation units outstanding             96,503      280,040      185,846      703,180       10,034        33,048
                                           ======      =======      =======      =======       ======        ======
Net asset value per
accumulation unit                         $  0.82     $   0.82     $   0.82     $   0.82      $  1.17       $  1.17
                                          =======     ========     ========     ========      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UESC3        UESC4        UESI2        UESI3        UESI4         UMDC1
Investments in shares of
mutual funds and portfolios:
   at cost                                 $  359       $8,076       $7,121      $26,867        $ 103       $25,867
                                           ------       ------       ------      -------        -----       -------
   at market value                         $  371       $8,624       $6,762      $25,341        $  97       $26,829
Dividends receivable                           --           --           --           --           --            93
Accounts receivable from
American Enterprise Life for
contract purchase payments                  1,274           --        1,717           --           --         1,210
Receivable from mutual funds
and portfolios for
share redemptions                              --            9            5           25           --           114
                                          -------       ------       ------      -------   ----------        ------
Total assets                                1,645        8,633        8,484       25,366           97        28,246
                                            =====        =====        =====       ======           ==        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              --            8            4           22           --            14
   Issue and administrative
   expense charge                              --            1            1            3           --             2
   Contract terminations                       --           --           --           --           --            98
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            93
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              --            9            5           25           --           207
                                          -------       ------       ------      -------   ----------        ------

Net assets applicable to
contracts in accumulation
period                                      1,645        8,624        8,479       25,341           97        28,039
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $1,645       $8,624       $8,479      $25,341          $97       $28,039
                                           ======       ======       ======      =======          ===       =======
Accumulation units outstanding              1,404        7,363        8,154       24,392           93        23,212
                                            =====        =====        =====       ======           ==        ======
Net asset value per
accumulation unit                          $ 1.17       $ 1.17       $ 1.04      $  1.04        $1.04       $  1.21
                                           ======       ======       ======      =======        =====       =======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UMDC2        UMDC4        PMDC1        UCOF1        UCOF2         UCOF3
Investments in shares of
mutual funds and portfolios:
   at cost                               $156,773     $250,719     $320,695       $4,099     $166,568        $2,292
                                         --------     --------     --------       ------     --------        ------
   at market value                       $161,698     $258,998     $333,487       $3,984     $167,630        $2,251
Dividends receivable                          558          701        1,048           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --       64,890       31,922           --       16,297            --
Receivable from mutual funds
and portfolios for
share redemptions                             108          163          266           90          109             2
                                              ---          ---          ---           --          ---             -
Total assets                              162,364      324,752      366,723        4,074      184,036         2,253
                                          =======      =======      =======        =====      =======         =====

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              93          145          234            3           94             2
   Issue and administrative
   expense charge                              15           18           32            1           14            --
   Contract terminations                       --           --           --           86           --            --
Payable to mutual funds and
portfolios for investments
purchased                                     558       56,724       31,048           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                             666       56,887       31,314           90          108             2
                                              ---       ------       ------           --          ---             -
Net assets applicable to
contracts in accumulation
period                                    161,698      267,865      335,409        3,984      183,928         2,251
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                         $161,698     $267,865     $335,409       $3,984     $183,928        $2,251
                                         ========     ========     ========       ======     ========        ======
Accumulation units outstanding            133,941      222,235      205,506        4,087      188,999         2,313
                                          =======      =======      =======        =====      =======         =====
Net asset value per
accumulation unit                        $   1.21     $   1.21     $   1.63       $ 0.97     $   0.97        $ 0.97
                                         ========     ========     ========       ======     ========        ======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UCOF4        UHIP1        UHIP2        UHIP3        UHIP4         USMC1
Investments in shares of
mutual funds and portfolios:
   at cost                               $184,291       $3,262      $23,589      $50,701      $40,849       $51,500
                                         --------       ------      -------      -------      -------       -------
   at market value                       $183,003       $3,265      $22,201      $46,524      $40,954       $46,372
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  8,467           --           --           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                             140           76           16           43           14           104
                                              ---           --           --           --           --           ---
Total assets                              191,610        3,341       22,217       46,567       40,968        46,476
                                          =======        =====       ======       ======       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee             125           --           14           38           12            26
   Issue and administrative
   expense charge                              16           --            2            5            2             5
   Contract terminations                       --           76           --           --           --            73
Payable to mutual funds and
portfolios for investments
purchased                                   5,911           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                           6,052           76           16           43           14           104
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                    185,558        3,265       22,201       46,524       40,954        46,372
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                         $185,558       $3,265      $22,201      $46,524      $40,954       $46,372
                                         ========       ======      =======      =======      =======       =======
Accumulation units outstanding            190,814        3,956       26,922       56,465       49,734        51,563
                                          =======        =====       ======       ======       ======        ======
Net asset value per
accumulation unit                        $   0.97       $ 0.83      $  0.82      $  0.82      $  0.82       $  0.90
                                         ========       ======      =======      =======      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      USMC2        USMC4        PSMC1        UMSS1        UMSS2         UMSS4
Investments in shares of
mutual funds and portfolios:
   at cost                               $183,788     $333,351   $1,213,455      $21,868       $7,579       $15,106
                                         --------     --------   ----------      -------       ------       -------
   at market value                       $171,882     $309,970   $1,039,764      $22,868       $7,790       $15,940
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  9,450        3,464       19,192           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                              97          270          938          120            3             5
                                               --          ---          ---          ---            -             -
Total assets                              181,429      313,704    1,059,894       22,988        7,793        15,945
                                          =======      =======    =========       ======        =====        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              84          240          825           15            3             5
   Issue and administrative
   expense charge                              13           30          113            3           --            --
   Contract terminations                       --           --           --          102           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --       11,722           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              97          270       12,660          120            3             5
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                    181,332      313,434    1,031,817       22,868        7,790        15,940
Net assets applicable to
contracts in payment period                    --           --       15,417           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                         $181,332     $313,434   $1,047,234      $22,868       $7,790       $15,940
                                         ========     ========   ==========      =======       ======       =======
Accumulation units outstanding            201,750      349,234      854,767       20,898        7,156        14,596
                                          =======      =======      =======       ======        =====        ======
Net asset value per
accumulation unit                        $   0.90     $   0.90   $     1.21      $  1.09       $ 1.09        $ 1.09
                                         ========     ========   ==========      =======       ======        ======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      PMSS1        UDMS2        UDMS3        UDMS4        UINT1         UINT3
Investments in shares of
mutual funds and portfolios:
   at cost                                  $ 363       $1,793      $15,006       $3,591      $21,912       $50,650
                                            -----       ------      -------       ------      -------       -------
   at market value                          $ 402       $1,799      $14,977       $3,588      $22,682       $52,768
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --        1,211        2,556           --         1,221
Receivable from mutual funds
and portfolios for
share redemptions                              --           --           14            4          108            51
                                          -------       ------       ------      -------   ----------        ------
Total assets                                  402        1,799       16,202        6,148       22,790        54,040
                                              ===        =====       ======        =====       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              --           --           12            4           15            45
   Issue and administrative
   expense charge                              --           --            2           --            3             6
   Contract terminations                       --           --           --           --           90            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --        1,211           --           --         1,221
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              --           --        1,225            4          108         1,272
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                        402        1,799       14,977        6,144       22,682        52,768
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                            $ 402       $1,799      $14,977       $6,144      $22,682       $52,768
                                            =====       ======      =======       ======      =======       =======
Accumulation units outstanding                347        2,073       17,167        7,045       22,275        51,901
                                              ===        =====       ======        =====       ======        ======
Net asset value per
accumulation unit                           $1.16       $ 0.87      $  0.87       $ 0.87      $  1.02       $  1.02
                                            =====       ======      =======       ======      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UINT4        UGRS1        UGRS2        UGRS3        UGRS4         UNDS1
Investments in shares of
mutual funds and portfolios:
   at cost                                $48,351       $3,193      $67,822      $71,628     $180,532       $25,563
                                          -------       ------      -------      -------     --------       -------
   at market value                        $49,806       $3,240      $65,489      $70,886     $175,096       $26,725
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                  4,235           --        1,805           --       71,991            --
Receivable from mutual funds
and portfolios for
share redemptions                              46           85           40           64           74           102
                                               --           --           --           --           --           ---
Total assets                               54,087        3,325       67,334       70,950      247,161        26,827
                                           ======        =====       ======       ======      =======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              41            2           35           56           65            15
   Issue and administrative
   expense charge                               5            1            5            8            8             3
   Contract terminations                       --           82           --           --           --            84
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --       70,029            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              46           85           40           64       70,102           102
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                     54,041        3,240       67,294       70,886      177,059        26,725
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $54,041       $3,240      $67,294      $70,886     $177,059       $26,725
                                          =======       ======      =======      =======     ========       =======
Accumulation units outstanding             53,183        3,418       71,064       74,919      187,253        26,563
                                           ======        =====       ======       ======      =======        ======
Net asset value per
accumulation unit                         $  1.02       $ 0.95      $  0.95      $  0.95     $   0.95       $  1.01
                                          =======       ======      =======      =======     ========       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      UNDS2        UNDS4        PSND1        UTRS1        UTRS2         UTRS4
Investments in shares of
mutual funds and portfolios:
   at cost                                 $6,556      $71,044      $28,012      $48,232      $91,937      $146,868
                                           ------      -------      -------      -------      -------      --------
   at market value                         $6,630      $74,242      $30,462      $50,250      $95,772      $151,489
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --        2,620        1,921           30            8        11,415
Receivable from mutual funds
and portfolios for
share redemptions                               5           46           27          136           79           119
                                                -           --           --          ---           --           ---
Total assets                                6,635       76,908       32,410       50,416       95,859       163,023
                                            =====       ======       ======       ======       ======       =======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee               4           40           24           27           68           106
   Issue and administrative
   expense charge                               1            5            3            5           11            13
   Contract terminations                       --           --           --          104           --            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --         5,956
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                               5           45           27          136           79         6,075
                                          -------       ------       ------      -------   ----------        ------
Net assets applicable to
contracts in accumulation
period                                      6,630       76,863       32,383       50,280       95,780       156,948
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                           $6,630      $76,863      $32,383      $50,280      $95,780      $156,948
                                           ======      =======      =======      =======      =======      ========
Accumulation units outstanding              6,578       76,299       34,887       45,091       85,899       140,959
                                            =====       ======       ======       ======       ======       =======
Net asset value per
accumulation unit                          $ 1.01      $  1.01      $  0.93      $  1.12      $  1.12      $   1.11
                                           ======      =======      =======      =======      =======      ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                                      PSTR1        UGIN2        UGIN4        PGIN1        UINO1         UINO2
Investments in shares of
mutual funds and portfolios:
   at cost                                $23,675      $31,764      $17,857     $143,521      $49,789       $68,257
                                          -------      -------      -------     --------      -------       -------
   at market value                        $24,290      $32,682      $18,376     $150,667      $47,590       $65,063
Dividends receivable                           --           --           --           --           --            --
Accounts receivable from
American Enterprise Life for
contract purchase payments                     --           --           --           --           --            --
Receivable from mutual funds
and portfolios for
share redemptions                              16           15           12          143           95            39
                                               --           --           --          ---           --            --
Total assets                               24,306       32,697       18,388      150,810       47,685        65,102
                                           ======       ======       ======      =======       ======        ======

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee              14           13           11          126           26            34
   Issue and administrative
   expense charge                               2            2            1           17            5             5
   Contract terminations                       --           --           --           --           64            --
Payable to mutual funds and
portfolios for investments
purchased                                      --           --           --           --           --            --
                                          -------       ------       ------      -------   ----------        ------
Total liabilities                              16           15           12          143           95            39
                                               --           --           --          ---           --            --
Net assets applicable to
contracts in accumulation
period                                     24,290       32,682       18,376      150,667       47,590        65,063
Net assets applicable to
contracts in payment period                    --           --           --           --           --            --
                                          =======      =======      =======     ========      =======       =======
Total net assets                          $24,290      $32,682      $18,376     $150,667      $47,590       $65,063
                                          =======      =======      =======     ========      =======       =======
Accumulation units outstanding             22,867       30,618       17,240      146,043       62,982        85,936
                                           ======       ======       ======      =======       ======        ======
Net asset value per
accumulation unit                         $  1.06      $  1.07      $  1.07     $   1.03      $  0.76       $  0.76
                                          =======      =======      =======     ========      =======       =======

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 2000

                                                                     Segregated Asset Subaccounts
                                                                                                                       Combined
                                                                                                                        Variable
Assets                                    UINO3        UINO4        UVIS1        UVIS2        UVIS3        UVIS4         Account
Investments in shares of
mutual funds and portfolios:
   at cost                              $70,195     $120,938      $32,674     $184,532     $141,667     $486,731     $21,268,276
                                        -------     --------      -------     --------     --------     --------     -----------
   at market value                      $69,056     $111,476      $31,902     $166,346     $133,502     $446,515     $19,272,416
Dividends receivable                         --           --           --           --           --           --           5,761
Accounts receivable from
American Enterprise Life for
contract purchase payments                3,625        5,864           --       31,500        6,738       60,200         747,009
Receivable from mutual funds
and portfolios for
share redemptions                            64           88           93          104          112          376          91,067
                                             --           --           --          ---          ---          ---          ------
Total assets                             72,745      117,428       31,995      197,950      140,352      507,091      20,116,253
                                         ======      =======       ======      =======      =======      =======      ==========

Liabilities
Payable to American Enterprise
Life for:
   Mortality and expense risk fee            56           78           15           90           99          334          14,133
   Issue and administrative
   expense charge                             7           10            3           14           13           42           1,931
   Contract terminations                     --           --           75           --           --           --          29,375
Payable to mutual funds and
portfolios for investments
purchased                                    --           --           --           --          835       56,023         445,068
                                          -----       ------       ------      -------   ----------       ------         -------
Total liabilities                            63           88           93          104          947       56,399         490,507
                                          -----       ------       ------      -------   ----------       ------         -------
Net assets applicable to
contracts in accumulation
period                                   72,682      117,340       31,902      197,846      139,405      450,692      19,543,490
Net assets applicable to
contracts in payment period                  --           --           --           --           --           --          82,256
                                             ==           ==           ==           ==           ==           ==          ======
Total net assets                        $72,682     $117,340      $31,902     $197,846     $139,405     $450,692     $19,625,746
                                        =======     ========      =======     ========     ========     ========     ===========
Accumulation units outstanding           96,086      155,308       34,741      215,577      152,032      487,239
                                         ======      =======       ======      =======      =======      =======
Net asset value per
accumulation unit                       $  0.76     $   0.76      $  0.92     $   0.92     $   0.92     $   0.92
                                        =======     ========      =======     ========     ========     ========

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UCMG1(1)     UCMG4(1)        PCMG1     UFIF2(1)     UFIF3(1)      UFIF4(1)
Dividend income from
mutual funds and portfolios                  $358      $ 4,081          $18         $301         $138          $194
                                             ----      -------          ---         ----         ----          ----
Expenses:
   Mortality and expense risk fee              51          808            4           51           27            41
   Administrative charge                        9          101           --            8            3             5
                                                -          ---                         -            -             -
Total expenses                                 60          909            4           59           30            46
                                               --          ---            -           --           --            --
Investment income (loss)-- net                298        3,172           14          242          108           148
                                              ===        =====           ==          ===          ===           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        109       98,948            5          135           15           114
   Cost of investments sold                   109       98,945            5          134           15           113
                                              ---       ------            -          ---           --           ---
Net realized gain (loss)
on investments                                 --            3           --            1           --             1
Net change in unrealized
appreciation or depreciation
of investments                                  1           14           (3)         414          222           350
                                                -           --           --          ---          ---           ---
Net gain (loss) on investments                  1           17           (3)         415          222           351
                                                -           --           --          ---          ---           ---
Net increase (decrease)
in net assets resulting
from operations                              $299      $ 3,189          $11         $657         $330          $499
                                             ====      =======          ===         ====         ====          ====

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UMGD2(1)     UMGD4(1)        PMGD1     UNDM4(1)        PNDM1      USPF1(1)
Dividend income from
mutual funds and portfolios               $ 1,335           $7        $ 388        $ 281    $ 123,667           $--
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              29           --           12           14        6,020             1
   Administrative charge                        5           --            1            2          821            --
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                 34           --           13           16        6,841             1
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net              1,301            7          375          265      116,826            (1)
                                            =====            =          ===          ===      =======            ==

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        100           95           23          106      152,440            96
   Cost of investments sold                    99           93           23          103      159,697            95
                                               --           --           --          ---      -------            --
Net realized gain (loss)
on investments                                  1            2           --            3       (7,257)            1
Net change in unrealized
appreciation or depreciation
of investments                             (1,563)           4         (412)         (63)    (341,143)           63
                                           ------            -         ----          ---     --------            --
Net gain (loss) on investments             (1,562)           6         (412)         (60)    (348,400)           64
                                           ------            -         ----          ---     --------            --
Net increase (decrease)
in net assets resulting
from operations                          $   (261)         $13       $  (37)       $ 205   $ (231,574)          $63
                                         ========          ===       ======        =====   ==========           ===

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        USPF2(1)     USPF3(1)     USPF4(1)     USCA1(1)     USCA4(1)         PSCA1
Dividend income from
mutual funds and portfolios                  $  6       $  124       $  257        $  59          $ 3      $  2,571
                                             ----       ------       ------        -----          ---      --------
Expenses:
   Mortality and expense risk fee               2           42          105            4           --           422
   Administrative charge                       --            6           13            1           --            61
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                  2           48          118            5           --           483
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net                  4           76          139           54            3         2,088
                                                =           ==          ===           ==            =         =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         96           18          193           97           95           989
   Cost of investments sold                    92           19          193           96           94         1,032
                                               --           --          ---           --           --         -----
Net realized gain (loss)
on investments                                  4           (1)          --            1            1           (43)
Net change in unrealized
appreciation or depreciation
of investments                                (42)      (1,605)      (1,619)        (178)          (2)       (4,317)
                                              ---       ------       ------         ----           --        ------
Net gain (loss) on investments                (38)      (1,606)      (1,619)        (177)          (1)       (4,360)
                                              ---       ------       ------         ----           --        ------
Net increase (decrease)
in net assets resulting
from operations                              $(34)     $(1,530)     $(1,480)       $(123)         $ 2      $ (2,272)
                                             ====      =======      =======        =====          ===      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UCAP1(1)     UCAP2(1)     UCAP4(1)        PCAP1     UDDT1(1)      UDDT2(1)
Dividend income from
mutual funds and portfolios               $   220    $   2,712    $   4,825   $   29,163         $ --        $    1
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              15           89          349        3,878            4           240
   Administrative charge                        3           14           44          529            1            38
                                                -           --           --          ---            -            --
Total expenses                                 18          103          393        4,407            5           278
                                               --          ---          ---        -----            -           ---
Investment income (loss)-- net                202        2,609        4,432       24,756           (5)         (277)
                                              ===        =====        =====       ======           ==          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        285          526        5,708       90,032          214           370
   Cost of investments sold                   287          531        6,200       90,030          211           416
                                              ---          ---        -----       ------          ---           ---
Net realized gain (loss)
on investments                                 (2)          (5)        (492)           2            3           (46)
Net change in unrealized
appreciation or depreciation
of investments                             (1,551)     (10,349)     (29,942)    (231,649)        (319)      (26,171)
                                           ------      -------      -------     --------         ----       -------
Net gain (loss) on investments             (1,553)     (10,354)     (30,434)    (231,647)        (316)      (26,217)
                                           ------      -------      -------     --------         ----       -------
Net increase (decrease)
in net assets resulting
from operations                           $(1,351)    $ (7,745)    $(26,002)   $(206,891)       $(321)     $(26,494)
                                          =======     ========     ========    =========        =====      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UDDT3(1)     UDDT4(1)     UVAL1(1)     UVAL2(1)     UVAL4(1)         PVAL1
Dividend income from
mutual funds and portfolios                $   --      $     1      $ 1,822     $  9,060     $ 14,655     $ 189,972
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              10          119           84          218          686        15,016
   Administrative charge                        1           15           15           34           86         2,049
                                                -           --           --           --           --         -----
Total expenses                                 11          134           99          252          772        17,065
                                               --          ---           --          ---          ---        ------
Investment income (loss)-- net                (11)        (133)       1,723        8,808       13,883       172,907
                                              ===         ====        =====        =====       ======       =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         11        4,929          688          399      205,870       200,786
   Cost of investments sold                    13        5,295          750          409      219,598       183,319
                                               --        -----          ---          ---      -------       -------
Net realized gain (loss)
on investments                                 (2)        (366)         (62)         (10)     (13,728)       17,467
Net change in unrealized
appreciation or depreciation
of investments                             (1,149)      (6,726)      (6,621)     (12,816)     (18,516)     (684,808)
                                           ------       ------       ------      -------      -------      --------
Net gain (loss) on investments             (1,151)      (7,092)      (6,683)     (12,826)     (32,244)     (667,341)
                                           ------       ------       ------      -------      -------      --------
Net increase (decrease)
in net assets resulting
from operations                           $(1,162)     $(7,225)     $(4,960)    $ (4,018)    $(18,361)    $(494,434)
                                          =======      =======      =======     ========     ========     =========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UGIP1(1)     UGIP2(1)     UGIP3(1)     UGIP4(1)     UPRG1(1)      UPRG2(1)
Dividend income from
mutual funds and portfolios                 $  --        $  --        $  --       $   --      $    --       $    --
                                          -------        -----        -----       ------    ---------       -------
Expenses:
   Mortality and expense risk fee              24           28          162          477           47           533
   Administrative charge                        4            4           22           60            8            84
                                                -            -           --           --            -            --
Total expenses                                 28           32          184          537           55           617
                                               --           --          ---          ---           --           ---
Investment income (loss)-- net                (28)         (32)        (184)        (537)         (55)         (617)
                                              ===          ===         ====         ====          ===          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        218          130          240        7,263          220           564
   Cost of investments sold                   210          123          241        7,112          228           615
                                              ---          ---          ---        -----          ---           ---
Net realized gain (loss)
on investments                                  8            7           (1)         151           (8)          (51)
Net change in unrealized
appreciation or depreciation
of investments                              1,011        1,768        5,212       11,468       (2,939)      (40,172)
                                            -----        -----        -----       ------       ------       -------
Net gain (loss) on investments              1,019        1,775        5,211       11,619       (2,947)      (40,223)
                                            -----        -----        -----       ------       ------       -------
Net increase (decrease)
in net assets resulting
from operations                            $  991       $1,743       $5,027      $11,082      $(3,002)     $(40,840)
                                           ======       ======       ======      =======      =======      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UPRG3(1)     UPRG4(1)     UTEC1(1)     UTEC2(1)     UTEC3(1)      UTEC4(1)
Dividend income from
mutual funds and portfolios               $    --      $    --       $   --      $    --      $    --       $    --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee             586          882           29          244          280           314
   Administrative charge                       80          110            5           39           38            39
                                               --          ---            -           --           --            --
Total expenses                                666          992           34          283          318           353
                                              ---          ---           --          ---          ---           ---
Investment income (loss)-- net               (666)        (992)         (34)        (283)        (318)         (353)
                                             ====         ====          ===         ====         ====          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                     19,632      210,410          177          426          644           143
   Cost of investments sold                22,330      224,075          187          500          715           144
                                           ------      -------          ---          ---          ---           ---
Net realized gain (loss)
on investments                             (2,698)     (13,665)         (10)         (74)         (71)           (1)
Net change in unrealized
appreciation or depreciation
of investments                            (32,920)     (35,403)      (3,540)     (35,442)     (33,007)      (34,608)
                                          -------      -------       ------      -------      -------       -------
Net gain (loss) on investments            (35,618)     (49,068)      (3,550)     (35,516)     (33,078)      (34,609)
                                          -------      -------       ------      -------      -------       -------
Net increase (decrease)
in net assets resulting
from operations                          $(36,284)    $(50,060)     $(3,584)    $(35,799)    $(33,396)     $(34,962)
                                         ========     ========      =======     ========     ========      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UEGL1(1)     UEGL2(1)     UEGL3(1)     UEGL4(1)     UEGI1(1)      UEGI2(1)
Dividend income from
mutual funds and portfolios                 $  32      $   285         $ 28        $  19      $   908          $534
                                            -----      -------         ----        -----      -------          ----
Expenses:
   Mortality and expense risk fee              11          165            5            3           72            16
   Administrative charge                        2           26            1           --           13             3
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                 13          191            6            3           85            19
                                               --          ---            -            -           --            --
Investment income (loss)-- net                 19           94           22           16          823           515
                                               ==           ==           ==           ==          ===           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        230          285            1           97        1,174           219
   Cost of investments sold                   229          290            1           96        1,238           215
                                              ---          ---            -           --        -----           ---
Net realized gain (loss)
on investments                                  1           (5)          --            1          (64)            4
Net change in unrealized
appreciation or depreciation
of investments                                (13)      (3,611)         (97)        (125)      (1,953)           75
                                              ---       ------          ---         ----       ------            --
Net gain (loss) on investments                (12)      (3,616)         (97)        (124)      (2,017)           79
                                              ---       ------          ---         ----       ------            --
Net increase (decrease)
in net assets resulting
from operations                              $  7      $(3,522)        $(75)       $(108)     $(1,194)         $594
                                             ====      =======         ====        =====      =======          ====

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UEGI3(1)     UEGI4(1)     UEMS1(1)     UEMS2(1)     UEMS3(1)      UEMS4(1)
Dividend income from
mutual funds and portfolios                  $ 84         $135      $ 1,560      $ 1,733        $  44      $  1,405
                                             ----         ----      -------      -------        -----      --------
Expenses:
   Mortality and expense risk fee              18            9           69           37            2            61
   Administrative charge                        3            1           12            6           --             8
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                 21           10           81           43            2            69
                                               --           --           --           --            -            --
Investment income (loss)-- net                 63          125        1,479        1,690           42         1,336
                                               ==          ===        =====        =====           ==         =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         21          105        1,115          137            1           133
   Cost of investments sold                    21          102        1,238          136            1           133
                                               --          ---        -----          ---            -           ---
Net realized gain (loss)
on investments                                 --            3         (123)           1           --            --
Net change in unrealized
appreciation or depreciation
of investments                                566          (10)      (4,603)      (2,566)         (83)       (1,596)
                                              ---          ---       ------       ------          ---        ------
Net gain (loss) on investments                566           (7)      (4,726)      (2,565)         (83)       (1,596)
                                              ---           --       ------       ------          ---        ------
Net increase (decrease)
in net assets resulting
from operations                              $629         $118      $(3,247)     $  (875)        $(41)     $   (260)
                                             ====         ====      =======      =======         ====      ========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UEOM1(1)     UEOM2(1)     UEOM3(1)     UEOM4(1)     UESC1(1)      UESC2(1)
Dividend income from
mutual funds and portfolios              $     39     $    111     $     73     $    239         $254        $1,539
                                         --------     --------     --------     --------         ----        ------
Expenses:
   Mortality and expense risk fee             112          399          169        1,061           11            77
   Administrative charge                       20           63           23          133            2            12
                                               --           --           --          ---            -            --
Total expenses                                132          462          192        1,194           13            89
                                              ---          ---          ---        -----           --            --
Investment income (loss)-- net                (93)        (351)        (119)        (955)         241         1,450
                                              ===         ====         ====         ====          ===         =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        731          522       14,105      199,334          214           186
   Cost of investments sold                   783          554       15,552      212,095          205           182
                                              ---          ---       ------      -------          ---           ---
Net realized gain (loss)
on investments                                (52)         (32)      (1,447)     (12,761)           9             4
Net change in unrealized
appreciation or depreciation
of investments                            (13,079)     (38,769)     (16,856)     (82,595)         585           961
                                          -------      -------      -------      -------          ---           ---
Net gain (loss) on investments            (13,131)     (38,801)     (18,303)     (95,356)         594           965
                                          -------      -------      -------      -------          ---           ---
Net increase (decrease)
in net assets resulting
from operations                          $(13,224)    $(39,152)    $(18,422)    $(96,311)        $835        $2,415
                                         ========     ========     ========     ========         ====        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UESC3(1)     UESC4(1)     UESI2(1)     UESI3(1)     UESI4(1)      UMDC1(1)
Dividend income from
mutual funds and portfolios                   $15         $349        $ 578     $  2,165         $  8        $   93
                                              ---         ----        -----     --------         ----        ------
Expenses:
   Mortality and expense risk fee               1           19            4           45           --            25
   Administrative charge                       --            2            1            6           --             4
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                  1           21            5           51           --            29
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net                 14          328          573        2,114            8            64
                                               ==          ===          ===        =====            =            ==

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                          1          117           97        1,560          103           129
   Cost of investments sold                     1          113           98        1,570          103           126
                                                -          ---           --        -----          ---           ---
Net realized gain (loss)
on investments                                 --            4           (1)         (10)          --             3
Net change in unrealized
appreciation or depreciation
of investments                                 12          548         (359)      (1,526)          (6)          962
                                               --          ---         ----       ------           --           ---
Net gain (loss) on investments                 12          552         (360)      (1,536)          (6)          965
                                               --          ---         ----       ------           --           ---
Net increase (decrease)
in net assets resulting
from operations                               $26         $880        $ 213     $    578         $  2        $1,029
                                              ===         ====        =====     ========         ====        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UMDC2(1)     UMDC4(1)        PMDC1     UCOF1(1)     UCOF2(1)      UCOF3(1)
Dividend income from
mutual funds and portfolios                $  558       $  701      $ 1,049         $ --        $  --           $--
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee             234          191          765            5          123             3
   Administrative charge                       37           24          104            1           19            --
                                               --           --          ---            -           --
Total expenses                                271          215          869            6          142             3
                                              ---          ---          ---            -          ---             -
Investment income (loss)-- net                287          486          180           (6)        (142)           (3)
                                              ===          ===          ===           ==         ====            ==

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        257        6,417          633          186          237             4
   Cost of investments sold                   254        6,221          623          187          233             4
                                              ---        -----          ---          ---          ---             -
Net realized gain (loss)
on investments                                  3          196           10           (1)           4            --
Net change in unrealized
appreciation or depreciation
of investments                              4,925        8,279       12,755         (115)       1,062           (41)
                                            -----        -----       ------         ----        -----           ---
Net gain (loss) on investments              4,928        8,475       12,765         (116)       1,066           (41)
                                            -----        -----       ------         ----        -----           ---
Net increase (decrease)
in net assets resulting
from operations                            $5,215       $8,961      $12,945        $(122)      $  924          $(44)
                                           ======       ======      =======        =====       ======          ====

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UCOF4(1)     UHIP1(1)     UHIP2(1)     UHIP3(1)     UHIP4(1)      USMC1(1)
Dividend income from
mutual funds and portfolios                $   --          $--       $   --       $   --         $ --       $    --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee             290            1           29           83           13            68
   Administrative charge                       36           --            5           11            2            12
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                326            1           34           94           15            80
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net               (326)          (1)         (34)         (94)         (15)          (80)
                                             ====           ==          ===          ===          ===           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      1,023          168          124        1,497          107           509
   Cost of investments sold                 1,036          168          129        1,632          107           543
                                            -----          ---          ---        -----          ---           ---
Net realized gain (loss)
on investments                                (13)          --           (5)        (135)          --           (34)
Net change in unrealized
appreciation or depreciation
of investments                             (1,288)           3       (1,388)      (4,177)         105        (5,128)
                                           ------            -       ------       ------          ---        ------
Net gain (loss) on investments             (1,301)           3       (1,393)      (4,312)         105        (5,162)
                                           ------            -       ------       ------          ---        ------
Net increase (decrease)
in net assets resulting
from operations                           $(1,627)        $  2      $(1,427)     $(4,406)       $  90       $(5,242)
                                          =======         ====      =======      =======        =====       =======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        USMC2(1)     USMC4(1)        PSMC1     UMSS1(1)     UMSS2(1)      UMSS4(1)
Dividend income from
mutual funds and portfolios                $   --       $   --    $     363        $  --          $--           $--
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee             176          441        3,270           21            4             5
   Administrative charge                       28           55          446            4            1             1
                                               --           --          ---            -            -             -
Total expenses                                204          496        3,716           25            5             6
                                              ---          ---        -----           --            -             -
Investment income (loss)-- net               (204)        (496)      (3,353)         (25)          (5)           (6)
                                             ====         ====       ======          ===           ==            ==

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                        296          575       33,635          222          116           101
   Cost of investments sold                   310          630       34,702          214          112            98
                                              ---          ---       ------          ---          ---            --
Net realized gain (loss)
on investments                                (14)         (55)      (1,067)           8            4             3
Net change in unrealized
appreciation or depreciation
of investments                            (11,906)     (23,381)    (173,780)       1,000          211           834
                                          -------      -------     --------        -----          ---           ---
Net gain (loss) on investments            (11,920)     (23,436)    (174,847)       1,008          215           837
                                          -------      -------     --------        -----          ---           ---
Net increase (decrease)
in net assets resulting
from operations                          $(12,124)    $(23,932)   $(178,200)      $  983         $210          $831
                                         ========     ========    =========       ======         ====          ====

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                           PMSS1     UDMS2(1)     UDMS3(1)     UDMS4(1)     UINT1(1)      UINT3(1)
Dividend income from
mutual funds and portfolios                   $14          $--       $   --         $ --          $--         $  --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee               3           --           28            7           21           104
   Administrative charge                       --           --            4            1            4            14
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                  3           --           32            8           25           118
                                          -------        -----        -----        -----    ---------          ----
Investment income (loss)-- net                 11           --          (32)          (8)         (25)         (118)
                                               ==           ==          ===           ==          ===          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                          5           96       10,328           99          207            89
   Cost of investments sold                     5           93       10,337          100          203            89
                                                -           --       ------          ---          ---            --
Net realized gain (loss)
on investments                                 --            3           (9)          (1)           4            --
Net change in unrealized
appreciation or depreciation
of investments                                 30            6          (29)          (3)         770         2,118
                                               --            -          ---           --          ---         -----
Net gain (loss) on investments                 30            9          (38)          (4)         774         2,118
                                               --            -          ---           --          ---         -----
Net increase (decrease)
in net assets resulting
from operations                               $41          $ 9      $   (70)       $ (12)        $749        $2,000
                                              ===          ===      =======        =====         ====        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UINT4(1)     UGRS1(1)     UGRS2(1)     UGRS3(1)     UGRS4(1)      UNDS1(1)
Dividend income from
mutual funds and portfolios                 $  --          $--       $   --         $ --       $   --         $  --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              68            3           43           74          153            18
   Administrative charge                        8           --            7           10           19             3
                                          -------        -----        -----        -----    ---------          ----
Total expenses                                 76            3           50           84          172            21
                                               --            -           --           --          ---            --
Investment income (loss)-- net                (76)          (3)         (50)         (84)        (172)          (21)
                                              ===           ==          ===          ===         ====           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      1,172          180          145           77        5,127           193
   Cost of investments sold                 1,149          176          142           78        5,469           190
                                            -----          ---          ---           --        -----           ---
Net realized gain (loss)
on investments                                 23            4            3           (1)        (342)            3
Net change in unrealized
appreciation or depreciation
of investments                              1,455           47       (2,333)        (742)      (5,436)        1,162
                                            -----           --       ------         ----       ------         -----
Net gain (loss) on investments              1,478           51       (2,330)        (743)      (5,778)        1,165
                                            -----           --       ------         ----       ------         -----
Net increase (decrease)
in net assets resulting
from operations                            $1,402         $ 48      $(2,380)       $(827)     $(5,950)       $1,144
                                           ======         ====      =======        =====      =======        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        UNDS2(1)     UNDS4(1)     PSND1(1)     UTRS1(1)     UTRS2(1)      UTRS4(1)
Dividend income from
mutual funds and portfolios                   $--        $  --        $  --        $  --        $  --         $  --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee               6           46           25           84          104           148
   Administrative charge                        1            6            3           15           16            18
                                                -            -            -           --           --            --
Total expenses                                  7           52           28           99          120           166
                                                -           --           --           --          ---           ---
Investment income (loss)-- net                 (7)         (52)         (28)         (99)        (120)         (166)
                                               ==          ===          ===          ===         ====          ====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         98          153           27          756          217           143
   Cost of investments sold                    95          152           25          750          210           140
                                               --          ---           --          ---          ---           ---
Net realized gain (loss)
on investments                                  3            1            2            6            7             3
Net change in unrealized
appreciation or depreciation
of investments                                 74        3,198        2,450        2,018        3,835         4,621
                                               --        -----        -----        -----        -----         -----
Net gain (loss) on investments                 77        3,199        2,452        2,024        3,842         4,624
                                               --        -----        -----        -----        -----         -----
Net increase (decrease)
in net assets resulting
from operations                              $ 70       $3,147       $2,424       $1,925       $3,722        $4,458
                                             ====       ======       ======       ======       ======        ======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Investment income                        PSTR1(1)     UGIN2(1)     UGIN4(1)        PGIN1     UINO1(1)      UINO2(1)
Dividend income from
mutual funds and portfolios                  $ --         $ --         $ --      $    27       $   --        $   --
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee              17           14           14          502           47            47
   Administrative charge                        2            2            2           68            8             8
                                                -            -            -           --            -             -
Total expenses                                 19           16           16          570           55            55
                                               --           --           --          ---           --            --
Investment income (loss)-- net                (19)         (16)         (16)        (543)         (55)          (55)
                                              ===          ===          ===         ====          ===           ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                         18          114          113          620          190            55
   Cost of investments sold                    18          109          111          605          200            59
                                               --          ---          ---          ---          ---            --
Net realized gain (loss)
on investments                                 --            5            2           15          (10)           (4)
Net change in unrealized
appreciation or depreciation
of investments                                615          918          519        7,152       (2,199)       (3,194)
                                              ---          ---          ---        -----       ------        ------
Net gain (loss) on investments                615          923          521        7,167       (2,209)       (3,198)
                                              ---          ---          ---        -----       ------        ------
Net increase (decrease)
in net assets resulting
from operations                             $ 596        $ 907        $ 505       $6,624      $(2,264)      $(3,253)
                                            =====        =====        =====       ======      =======       =======

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Investment income                      UINO3(1)     UINO4(1)     UVIS1(1)     UVIS2(1)     UVIS3(1)     UVIS4(1)         Account
Dividend income from
mutual funds and portfolios             $    --      $    --        $  --     $     --     $     --     $     --    $    401,161
                                          -------        -----        -----        -----    ---------          ----
Expenses:
   Mortality and expense risk fee            69          164           26          264          170          728          43,057
   Administrative charge                      9           20            5           42           23           91           5,894
                                              -           --            -           --           --           --           -----
Total expenses                               78          184           31          306          193          819          48,951
                                             --          ---           --          ---          ---          ---          ------
Investment income (loss)-- net              (78)        (184)         (31)        (306)        (193)        (819)        352,210
                                            ===         ====          ===         ====         ====         ====         =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales                      135        2,709          192          968       17,157        7,283       1,318,949
   Cost of investments sold                 140        2,928          193          963       19,133        8,150       1,358,793
                                            ---        -----          ---          ---       ------        -----       ---------
Net realized gain (loss)
on investments                               (5)        (219)          (1)           5       (1,976)        (867)        (39,844)
Net change in unrealized
appreciation or depreciation
of investments                           (1,139)      (9,462)        (772)     (18,186)      (8,165)     (40,216)     (1,996,124)
                                         ------       ------         ----      -------       ------      -------      ----------
Net gain (loss) on investments           (1,144)      (9,681)        (773)     (18,181)     (10,141)     (41,083)     (2,035,968)
                                         ------       ------         ----      -------      -------      -------      ----------
Net increase (decrease)
in net assets resulting
from operations                         $(1,222)     $(9,865)       $(804)    $(18,487)    $(10,334)    $(41,902)    $(1,683,758)
                                        =======      =======        =====     ========     ========     ========     ===========

(1) For the period May 30, 2000  (commencement  of operations) to Dec. 31, 2000.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UCMG1(1)     UCMG4(1)        PCMG1     UFIF2(1)     UFIF3(1)      UFIF4(1)
Investment income (loss)-- net            $   298     $  3,172         $ 14      $   242      $   108       $   148
Net realized gain (loss)
on investments                                 --            3           --            1           --             1
Net change in unrealized
appreciation or depreciation
of investments                                  1           14          (3)          414          222           350
                                                -           --          --           ---          ---           ---
Net increase (decrease)
in net assets resulting
from operations                               299        3,189           11          657          330           499
                                              ===        =====           ==          ===          ===           ===

Contract transactions
Contract purchase payments                 54,653      585,259           94       23,090       10,194        35,124
Net transfers(2)                               --       46,601           --        1,966        5,102            --
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           (1)          --           --            --
Increase (decrease)
from transactions                          54,653      631,860           93       25,056       15,296        35,124
                                           ------      -------           --       ------       ------        ------
Net assets at beginning of year                --           --          262           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $54,952     $635,049         $366      $25,713      $15,626       $35,623
                                          =======     ========         ====      =======      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --          260           --           --            --
Contract purchase payments                 53,407      572,858           91       22,629        9,850        33,594
Net transfers(2)                               --       45,427           --        1,883        4,875            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           (1)          --           --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           53,407      618,285          350       24,512       14,725        33,594
                                           ======      =======          ===       ======       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000


Operations                               UMGD2(1)     UMGD4(1)        PMGD1     UNDM4(1)        PNDM1      USPF1(1)
Investment income (loss)-- net            $ 1,301       $    7       $  375      $   265   $  116,826         $  (1)
Net realized gain (loss)
on investments                                  1            2           --            3       (7,257)            1
Net change in unrealized
appreciation or depreciation
of investments                             (1,563)           4         (412)         (63)    (341,143)           63
                                           ------            -         ----          ---     --------            --
Net increase (decrease)
in net assets resulting
from operations                              (261)          13          (37)         205     (231,574)           63
                                             ====           ==          ===          ===     ========            ==

Contract transactions
Contract purchase payments                     --           96        5,289       25,451    1,244,404         6,633
Net transfers(2)                           39,747        2,486           --        3,903    1,073,929            (2)
Annuity payments                               --           --           --           --      (10,499)           --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           (1)          --       (7,102)           --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          39,747        2,582        5,288       29,354    2,300,732         6,631
                                           ------        -----        -----       ------    ---------         -----
Net assets at beginning of year                --           --          279           --          296            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $39,486       $2,595       $5,530      $29,559   $2,069,454        $6,694
                                          =======       ======       ======      =======   ==========        ======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --          259           --          257            --
Contract purchase payments                     --           93        5,071       28,176    1,081,501         7,249
Net transfers(2)                           40,213        2,559           --        4,071      967,900            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           (1)          --     (112,818)           --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           40,213        2,652        5,329       32,247    1,936,840         7,249
                                           ======        =====        =====       ======    =========         =====

(1) For the period May 30, 2000  (commencement of  operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account. See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               USPF2(1)     USPF3(1)     USPF4(1)     USCA1(1)     USCA4(1)         PSCA1
Investment income (loss)-- net             $    4      $    76     $    139       $   54          $ 3       $ 2,088
Net realized gain (loss)
on investments                                  4           (1)          --            1            1           (43)
Net change in unrealized
appreciation or depreciation
of investments                                (42)      (1,605)      (1,619)        (178)          (2)       (4,317)
                                              ---       ------       ------         ----           --        ------
Net increase (decrease)
in net assets resulting
from operations                               (34)      (1,530)      (1,480)        (123)           2        (2,272)
                                              ===       ======       ======         ====            =        ======

Contract transactions
Contract purchase payments                     --       13,295       73,304        1,960           97        93,659
Net transfers(2)                            2,247       19,304       29,505           --           (2)        5,579
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --           --           --          (295)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                           2,247       32,599      102,809        1,960           95        98,943
                                            -----       ------      -------        -----           --        ------
Net assets at beginning of year                --           --           --           --           --           282
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $2,213      $31,069     $101,329       $1,837          $97       $96,953
                                           ======      =======     ========       ======          ===       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --           254
Contract purchase payments                     --       13,757       78,553        1,765           93        79,512
Net transfers(2)                            2,398       19,934       31,382           --           --         5,253
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --           --           --          (286)
                                                                                                               ----
Units outstanding at end of year            2,398       33,691      109,935        1,765           93        84,733
                                            =====       ======      =======        =====           ==        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UCAP1(1)     UCAP2(1)     UCAP4(1)        PCAP1     UDDT1(1)      UDDT2(1)
Investment income (loss)-- net            $   202     $  2,609     $  4,432   $   24,756       $   (5)      $  (277)
Net realized gain (loss)
on investments                                 (2)          (5)        (492)           2            3           (46)
Net change in unrealized
appreciation or depreciation
of investments                             (1,551)     (10,349)     (29,942)    (231,649)        (319)      (26,171)
                                           ------      -------      -------     --------         ----       -------
Net increase (decrease)
in net assets resulting
from operations                            (1,351)      (7,745)     (26,002)    (206,891)        (321)      (26,494)
                                           ======       ======      =======     ========         ====       =======

Contract transactions
Contract purchase payments                 12,689       76,087      231,987      854,308           --       116,656
Net transfers(2)                              (99)      74,911       72,753      587,436       10,684        34,612
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --          (59)         (21)      (7,653)          --           (64)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          12,590      150,939      304,719    1,434,091       10,684       151,204
                                           ------      -------      -------    ---------       ------       -------
Net assets at beginning of year                --           --           --          317           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $11,239     $143,194     $278,717   $1,227,517      $10,363      $124,710
                                          =======     ========     ========   ==========      =======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --          251           --            --
Contract purchase payments                 12,409       78,068      233,471      672,993           --       106,487
Net transfers(2)                               --       81,759       77,967      464,694       11,960        36,584
Contract terminations:
   Surrender benefits and
   contract charges                            --          (66)         (23)     (34,472)          --           (74)
                                                           ---          ---      -------                        ---
Units outstanding at end of year           12,409      159,761      311,415    1,103,466       11,960       142,997
                                           ======      =======      =======    =========       ======       =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes to financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UDDT3(1)     UDDT4(1)     UVAL1(1)     UVAL2(1)     UVAL4(1)         PVAL1
Investment income (loss)-- net              $ (11)     $  (133)     $ 1,723     $  8,808     $ 13,883    $  172,907
Net realized gain (loss)
on investments                                 (2)        (366)         (62)         (10)     (13,728)       17,467
Net change in unrealized
appreciation or depreciation
of investments                             (1,149)      (6,726)      (6,621)     (12,816)     (18,516)     (684,808)
                                           ------       ------       ------      -------      -------      --------
Net increase (decrease)
in net assets resulting
from operations                            (1,162)      (7,225)      (4,960)      (4,018)     (18,361)     (494,434)
                                           ======       ======       ======       ======      =======      ========

Contract transactions
Contract purchase payments                    101       96,685       38,303      164,177      317,128     3,442,592
Net transfers(2)                            7,277       36,193       17,140      125,867      255,814     1,564,163
Annuity payments                               --           --           --           --           --       (10,265)
Contract terminations:
   Surrender benefits and
   contract charges                            --           --         (898)        (202)      (1,048)      (20,841)
Increase (decrease)
from transactions                           7,378      132,878       54,545      289,842      571,894     4,975,649
                                            -----      -------       ------      -------      -------     ---------
Net assets at beginning of year                --           --           --           --           --           287
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $6,216     $125,653      $49,585     $285,824     $553,533    $4,481,502
                                           ======     ========      =======     ========     ========    ==========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --           258
Contract purchase payments                     93      106,102       37,700      180,578      339,514     3,232,384
Net transfers(2)                            7,091       39,308       19,104      141,084      285,072     1,664,900
Contract terminations:
   Surrender benefits and
   contract charges                            --           --       (1,009)        (227)      (1,186)     (128,873)
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year            7,184      145,410       55,795      321,435      623,400     4,768,669
                                            =====      =======       ======      =======      =======     =========

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UGIP1(1)     UGIP2(1)     UGIP3(1)     UGIP4(1)     UPRG1(1)      UPRG2(1)
Investment income (loss)-- net             $  (28)      $  (32)    $   (184)    $   (537)      $  (55)     $   (617)
Net realized gain (loss)
on investments                                  8            7           (1)         151           (8)          (51)
Net change in unrealized
appreciation or depreciation
of investments                              1,011        1,768        5,212       11,468       (2,939)      (40,172)
                                            -----        -----        -----       ------       ------       -------
Net increase (decrease)
in net assets resulting
from operations                               991        1,743        5,027       11,082       (3,002)      (40,840)
                                              ===        =====        =====       ======       ======       =======

Contract transactions
Contract purchase payments                 25,069       22,588       82,194      223,497       38,386       269,503
Net transfers(2)                            4,008       38,779      121,636       48,758        2,173       121,685
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --          (62)      (1,472)        (122)          --          (200)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          29,077       61,305      202,358      272,133       40,559       390,988
                                           ------       ------      -------      -------       ------       -------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $30,068      $63,048     $207,385     $283,215      $37,557      $350,148
                                          =======      =======     ========     ========      =======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                 26,684       24,318       86,805      239,464       44,608       290,668
Net transfers(2)                            4,214       40,589      128,206       52,279        2,543       147,183
Contract terminations:
   Surrender benefits and
   contract charges                            --          (64)      (1,584)        (126)          --          (250)
                                                           ---       ------         ----                       ----
Units outstanding at end of year           30,898       64,843      213,427      291,617       47,151       437,601
                                           ======       ======      =======      =======       ======       =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UPRG3(1)     UPRG4(1)     UTEC1(1)     UTEC2(1)     UTEC3(1)      UTEC4(1)
Investment income (loss)-- net            $  (666)     $  (992)      $  (34)     $  (283)    $   (318)     $   (353)
Net realized gain (loss)
on investments                             (2,698)     (13,665)         (10)         (74)         (71)           (1)
Net change in unrealized
appreciation or depreciation
of investments                            (32,920)     (35,403)      (3,540)     (35,442)     (33,007)      (34,608)
                                          -------      -------       ------      -------      -------       -------
Net increase (decrease)
in net assets resulting
from operations                           (36,284)     (50,060)      (3,584)     (35,799)     (33,396)      (34,962)
                                          =======      =======       ======      =======      =======       =======

Contract transactions
Contract purchase payments                254,627      321,524       25,980      111,742      158,201       281,344
Net transfers(2)                          122,280      288,563        8,232       74,006       68,003        70,531
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                          (312)      (1,106)         (31)         (92)        (538)          (48)
                                             ----       ------          ---          ---         ----           ---
Increase (decrease)
from transactions                         376,595      608,981       34,181      185,656      225,666       351,827
                                          -------      -------       ------      -------      -------       -------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                $340,311     $558,921      $30,597     $149,857     $192,270      $316,865
                                         ========     ========      =======     ========     ========      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                279,988      354,081       33,192      113,966      187,411       365,893
Net transfers(2)                          146,082      346,750       10,961      102,226       90,743        90,468
Contract terminations:
   Surrender benefits and
   contract charges                          (390)      (1,294)         (45)        (133)        (705)          (70)
                                             ----       ------          ---         ----         ----           ---
Units outstanding at end of year          425,680      699,537       44,108      216,059      277,449       456,291
                                          =======      =======       ======      =======      =======       =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UEGL1(1)     UEGL2(1)     UEGL3(1)     UEGL4(1)     UEGI1(1)      UEGI2(1)
Investment income (loss)-- net             $   19      $    94      $    22       $   16      $   823       $   515
Net realized gain (loss)
on investments                                  1           (5)          --            1          (64)            4
Net change in unrealized
appreciation or depreciation
of investments                                (13)      (3,611)         (97)        (125)      (1,953)           75
                                              ---       ------          ---         ----       ------            --
Net increase (decrease)
in net assets resulting
from operations                                 7       (3,522)         (75)        (108)      (1,194)          594
                                                =       ======          ===         ====       ======           ===

Contract transactions
Contract purchase payments                  5,602       62,402       10,095           95       28,279        12,733
Net transfers(2)                            1,969        4,449        6,439        4,089           --         5,273
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                           (67)          --           --           --         (899)         (105)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                           7,504       66,851       16,534        4,184       27,380        17,901
                                            -----       ------       ------        -----       ------        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $7,511      $63,329      $16,459       $4,076      $26,186       $18,495
                                           ======      =======      =======       ======      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                  5,739       60,309       10,347           93       25,951        12,762
Net transfers(2)                            2,030        4,588        6,534        4,088           --         5,072
Contract terminations:
   Surrender benefits and
   contract charges                           (68)          --           --           --         (864)         (102)
                                              ---                                                ----          ----
Units outstanding at end of year            7,701       64,897       16,881        4,181       25,087        17,732
                                            =====       ======       ======        =====       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UEGI3(1)     UEGI4(1)     UEMS1(1)     UEMS2(1)     UEMS3(1)      UEMS4(1)
Investment income (loss)-- net            $    63       $  125     $  1,479     $  1,690       $   42      $  1,336
Net realized gain (loss)
on investments                                 --            3         (123)           1           --            --
Net change in unrealized
appreciation or depreciation
of investments                                566          (10)      (4,603)      (2,566)         (83)       (1,596)
                                              ---          ---       ------       ------          ---        ------
Net increase (decrease)
in net assets resulting
from operations                               629          118       (3,247)        (875)         (41)         (260)
                                              ===          ===       ======         ====          ===          ====

Contract transactions
Contract purchase payments                 14,126           95       31,668       21,264           98        29,053
Net transfers(2)                           13,269        5,819        2,027       17,973        5,214        30,942
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --         (852)         (60)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          27,395        5,914       32,843       39,177        5,312        59,995
                                           ------        -----       ------       ------        -----        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $28,024       $6,032     $ 29,596     $ 38,302       $5,271      $ 59,735
                                          =======       ======     ========     ========       ======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                 14,059           94       29,117       21,269           93        29,663
Net transfers(2)                           12,821        5,697        2,005       18,014        5,304        31,529
Contract terminations:
   Surrender benefits and
   contract charges                            --           --         (869)         (61)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           26,880        5,791       30,253       39,222        5,397        61,192
                                           ======        =====       ======       ======        =====        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UEOM1(1)     UEOM2(1)     UEOM3(1)     UEOM4(1)     UESC1(1)      UESC2(1)
Investment income (loss)-- net             $  (93)     $  (351)     $  (119)     $  (955)     $   241      $  1,450
Net realized gain (loss)
on investments                                (52)         (32)      (1,447)     (12,761)           9             4
Net change in unrealized
appreciation or depreciation
of investments                            (13,079)     (38,769)     (16,856)     (82,595)         585           961
                                          -------      -------      -------      -------          ---           ---
Net increase (decrease)
in net assets resulting
from operations                           (13,224)     (39,152)     (18,422)     (96,311)         835         2,415
                                          =======      =======      =======      =======          ===         =====

Contract transactions
Contract purchase payments                 66,779      133,172       84,183      438,017       10,939        33,540
Net transfers(2)                           26,262      135,112       86,260      233,120           --         2,821
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                          (889)        (227)        (270)        (876)          --           (62)
                                             ----         ----         ----         ----                        ---
Increase (decrease)
from transactions                          92,152      268,057      170,173      670,261       10,939        36,299
                                           ------      -------      -------      -------       ------        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $78,928     $228,905     $151,751     $573,950      $11,774       $38,714
                                          =======     ========     ========     ========      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                 67,237      123,797       87,035      439,740       10,034        30,544
Net transfers(2)                           30,312      156,520       99,140      264,430           --         2,557
Contract terminations:
   Surrender benefits and
   contract charges                        (1,046)        (277)        (329)        (990)          --           (53)
                                           ------         ----         ----         ----                        ---
Units outstanding at end of year           96,503      280,040      185,846      703,180       10,034        33,048
                                           ======      =======      =======      =======       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UESC3(1)     UESC4(1)     UESI2(1)     UESI3(1)     UESI4(1)      UMDC1(1)
Investment income (loss)-- net             $   14       $  328       $  573     $  2,114         $  8       $    64
Net realized gain (loss)
on investments                                 --            4           (1)         (10)          --             3
Net change in unrealized
appreciation or depreciation
of investments                                 12          548         (359)      (1,526)          (6)          962
                                               --          ---         ----       ------           --           ---
Net increase (decrease)
in net assets resulting
from operations                                26          880          213          578            2         1,029
                                               ==          ===          ===          ===            =         =====

Contract transactions
Contract purchase payments                    345        7,576           --       26,272           85         9,252
Net transfers(2)                            1,274          168        8,266           --           10        17,758
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --       (1,509)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                           1,619        7,744        8,266       24,763           95        27,010
                                            -----        -----        -----       ------           --        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $1,645       $8,624       $8,479      $25,341         $ 97       $28,039
                                           ======       ======       ======      =======         ====       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                    316        7,211           --       25,889           83         8,087
Net transfers(2)                            1,088          152        8,154           --           10        15,125
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --       (1,497)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year            1,404        7,363        8,154       24,392           93        23,212
                                            =====        =====        =====       ======           ==        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UMDC2(1)     UMDC4(1)        PMDC1     UCOF1(1)     UCOF2(1)      UCOF3(1)
Investment income (loss)-- net           $    287     $    486     $    180        $  (6)     $  (142)        $  (3)
Net realized gain (loss)
on investments                                  3          196           10           (1)           4            --
Net change in unrealized
appreciation or depreciation
of investments                              4,925        8,279       12,755         (115)       1,062           (41)
                                            -----        -----       ------         ----        -----           ---
Net increase (decrease)
in net assets resulting
from operations                             5,215        8,961       12,945         (122)         924           (44)
                                            =====        =====       ======         ====          ===           ===

Contract transactions
Contract purchase payments                 90,829      216,390      267,655        4,106      118,180         2,295
Net transfers(2)                           65,717       42,514       55,194           --       64,891            --
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                           (63)          --         (618)          --          (67)           --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                         156,483      258,904      322,231        4,106      183,004         2,295
                                          -------      -------      -------        -----      -------         -----
Net assets at beginning of year                --           --          233           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                $161,698     $267,865     $335,409       $3,984     $183,928        $2,251
                                         --------     --------     --------       ------     --------        ------

Accumulation unit activity
Units outstanding at
beginning of year                              --           --          188           --           --            --
Contract purchase payments                 77,528      185,859      170,598        4,087      122,057         2,313
Net transfers(2)                           56,465       36,376       35,124           --       67,011            --
Contract terminations:
   Surrender benefits and
   contract charges                           (52)          --         (404)          --          (69)           --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year          133,941      222,235      205,506        4,087      188,999         2,313
                                          =======      =======      =======        =====      =======         =====

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UCOF4(1)     UHIP1(1)     UHIP2(1)     UHIP3(1)     UHIP4(1)      USMC1(1)
Investment income (loss)-- net            $  (326)       $  (1)     $   (34)     $   (94)      $  (15)      $   (80)
Net realized gain (loss)
on investments                                (13)          --           (5)        (135)          --           (34)
Net change in unrealized
appreciation or depreciation
of investments                             (1,288)           3       (1,388)      (4,177)         105        (5,128)
                                           ------            -       ------       ------          ---        ------
Net increase (decrease)
in net assets resulting
from operations                            (1,627)           2       (1,427)      (4,406)          90        (5,242)
                                           ======            =       ======       ======           ==        ======

Contract transactions
Contract purchase payments                117,401        3,263       19,245       52,333       30,507        40,514
Net transfers(2)                           69,903           --        4,383           --       10,357        11,635
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                          (119)          --           --       (1,403)          --          (535)
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                         187,185        3,263       23,628       50,930       40,864        51,614
                                          -------        -----       ------       ------       ------        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                $185,558       $3,265     $ 22,201     $ 46,524      $40,954      $ 46,372
                                         ========       ======     ========     ========      =======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                118,755        3,956       21,550       58,146       37,244        39,376
Net transfers(2)                           72,182           --        5,372           --       12,490        12,822
Contract terminations:
   Surrender benefits and
   contract charges                          (123)          --           --       (1,681)          --          (635)
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year          190,814        3,956       26,922       56,465       49,734        51,563
                                          =======        =====       ======       ======       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               USMC2(1)     USMC4(1)        PSMC1     UMSS1(1)     UMSS2(1)      UMSS4(1)
Investment income (loss)-- net           $   (204)    $   (496)   $  (3,353)      $  (25)       $  (5)       $   (6)
Net realized gain (loss)
on investments                                (14)         (55)      (1,067)           8            4             3
Net change in unrealized
appreciation or depreciation
of investments                            (11,906)     (23,381)    (173,780)       1,000          211           834
                                          -------      -------     --------        -----          ---           ---
Net increase (decrease)
in net assets resulting
from operations                           (12,124)     (23,932)    (178,200)         983          210           831
                                          =======      =======     ========          ===          ===           ===

Contract transactions
Contract purchase payments                105,137      258,601      894,888       21,885           --        15,109
Net transfers(2)                           88,427       78,877      340,814           --        7,625            --
Annuity payments                               --           --       (3,003)          --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                          (108)        (112)      (7,614)          --          (45)           --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                         193,456      337,366    1,225,085       21,885        7,580        15,109
                                          -------      -------    ---------       ------        -----        ------
Net assets at beginning of year                --           --          349           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year               $ 181,332    $ 313,434   $1,047,234      $22,868       $7,790       $15,940
                                        =========    =========   ==========      =======       ======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --          243           --           --            --
Contract purchase payments                104,801      265,297      626,807       20,898           --        14,596
Net transfers(2)                           97,069       84,061      256,806           --        7,199            --
Contract terminations:
   Surrender benefits and
   contract charges                          (120)        (124)     (29,089)          --          (43)           --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year          201,750      349,234      854,767       20,898        7,156        14,596
                                          =======      =======      =======       ======        =====        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                                  PMSS1     UDMS2(1)     UDMS3(1)     UDMS4(1)     UINT1(1)      UINT3(1)
Investment income (loss)-- net               $ 11        $  --       $  (32)       $  (8)      $  (25)       $ (118)
Net realized gain (loss)
on investments                                 --            3           (9)          (1)           4            --
Net change in unrealized
appreciation or depreciation
of investments                                 30            6          (29)          (3)         770         2,118
                                               --            -          ---           --          ---         -----
Net increase (decrease)
in net assets resulting
from operations                                41            9          (70)         (12)         749         2,000
                                               ==            =          ===          ===          ===         =====

Contract transactions
Contract purchase payments                     93           --       11,459        3,600       21,933        45,916
Net transfers(2)                               --        1,790        3,588        2,556           --         4,852
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            (1)          --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                              92        1,790       15,047        6,156       21,933        50,768
                                               --        -----       ------        -----       ------        ------
Net assets at beginning of year               269           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                    $402       $1,799      $14,977       $6,144      $22,682       $52,768
                                             ====       ======      =======       ======      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                             260           --           --           --           --            --
Contract purchase payments                     88           --       13,008        4,113       22,275        46,971
Net transfers(2)                               --        2,073        4,159        2,932           --         4,930
Contract terminations:
   Surrender benefits and
   contract charges                            (1)          --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year              347        2,073       17,167        7,045       22,275        51,901
                                              ===        =====       ======        =====       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UINT4(1)     UGRS1(1)     UGRS2(1)     UGRS3(1)     UGRS4(1)      UNDS1(1)
Investment income (loss)-- net             $  (76)       $  (3)      $  (50)       $ (84)     $  (172)       $  (21)
Net realized gain (loss)
on investments                                 23            4            3           (1)        (342)            3
Net change in unrealized
appreciation or depreciation
of investments                              1,455           47       (2,333)        (742)      (5,436)        1,162
                                            -----           --       ------         ----       ------         -----
Net increase (decrease)
in net assets resulting
from operations                             1,402           48       (2,380)        (827)      (5,950)        1,144
                                            =====           ==       ======         ====       ======         =====

Contract transactions
Contract purchase payments                 25,315        3,192       35,597       69,088      168,742        17,362
Net transfers(2)                           27,324           --       34,077        2,644       14,267         8,219
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --          (19)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          52,639        3,192       69,674       71,713      183,009        25,581
                                           ------        -----       ------       ------      -------        ------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $54,041       $3,240      $67,294      $70,886     $177,059       $26,725
                                          =======       ======      =======      =======     ========       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                 25,344        3,418       35,705       72,505      172,672        18,114
Net transfers(2)                           27,839           --       35,359        2,435       14,581         8,449
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --          (21)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           53,183        3,418       71,064       74,919      187,253        26,563
                                           ======        =====       ======       ======      =======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               UNDS2(1)     UNDS4(1)     PSND1(1)     UTRS1(1)     UTRS2(1)      UTRS4(1)
Investment income (loss)-- net              $  (7)      $  (52)      $  (28)      $  (99)      $ (120)      $  (166)
Net realized gain (loss)
on investments                                  3            1            2            6            7             3
Net change in unrealized
appreciation or depreciation
of investments                                 74        3,198        2,450        2,018        3,835         4,621
                                               --        -----        -----        -----        -----         -----
Net increase (decrease)
in net assets resulting
from operations                                70        3,147        2,424        1,925        3,722         4,458
                                               ==        =====        =====        =====        =====         =====

Contract transactions
Contract purchase payments                  3,968       53,768       20,320       28,266       88,762        70,490
Net transfers(2)                            2,592       19,948        9,639       21,052        3,296        82,000
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --         (963)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                           6,560       73,716       29,959       48,355       92,058       152,490
                                            -----       ------       ------       ------       ------       -------
Net assets at beginning of year                --           --           --           --           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                  $6,630      $76,863      $32,383      $50,280      $95,780      $156,948
                                           ======      =======      =======      =======      =======      ========

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                  3,862       55,388       24,133       26,706       82,875        65,277
Net transfers(2)                            2,716       20,911       10,754       19,245        3,024        75,682
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --         (860)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year            6,578       76,299       34,887       45,091       85,899       140,959
                                            =====       ======       ======       ======       ======       =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                               PSTR1(1)     UGIN2(1)     UGIN4(1)        PGIN1     UINO1(1)      UINO2(1)
Investment income (loss)-- net             $  (19)      $  (16)      $  (16)     $  (543)      $  (55)       $  (55)
Net realized gain (loss)
on investments                                 --            5            2           15          (10)           (4)
Net change in unrealized
appreciation or depreciation
of investments                                615          918          519        7,152       (2,199)       (3,194)
                                              ---          ---          ---        -----       ------        ------
Net increase (decrease)
in net assets resulting
from operations                               596          907          505        6,624       (2,264)       (3,253)
                                              ===          ===          ===        =====       ======        ======

Contract transactions
Contract purchase payments                 22,743       19,815        4,714      123,688       36,618        18,529
Net transfers(2)                              951       11,960       13,157       20,152       13,236        49,787
Annuity payments                               --           --           --           --           --            --
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --          (51)          --            --
                                          -------        -----        -----        -----    ---------          ----
Increase (decrease)
from transactions                          23,694       31,775       17,871      143,789       49,854        68,316
                                           ------       ------       ------      -------       ------        ------
Net assets at beginning of year                --           --           --          254           --            --
                                          -------        -----        -----        -----    ---------          ----
Net assets at end of year                 $24,290      $32,682      $18,376     $150,667      $47,590       $65,063
                                          =======      =======      =======     ========      =======       =======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --          262           --            --
Contract purchase payments                 21,956       18,897        4,465      125,139       45,499        21,600
Net transfers(2)                              911       11,721       12,775       20,694       17,483        64,336
Contract terminations:
   Surrender benefits and
   contract charges                            --           --           --          (52)          --            --
                                          -------        -----        -----        -----    ---------          ----
Units outstanding at end of year           22,867       30,618       17,240      146,043       62,982        85,936
                                           ======       ======       ======      =======       ======        ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                  Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Operations                           UINO3(1)      UINO4(1)     UVIS1(1)     UVIS2(1)     UVIS3(1)     UVIS4(1)          Account
Investment income (loss)-- net        $   (78)      $  (184)      $  (31)    $   (306)    $   (193)    $   (819)   $     352,210
Net realized gain (loss)
on investments                             (5)         (219)          (1)           5       (1,976)        (867)         (39,844)
Net change in unrealized
appreciation or depreciation
of investments                         (1,139)       (9,462)        (772)     (18,186)      (8,165)     (40,216)      (1,996,124)
                                       ------        ------         ----      -------       ------      -------       ----------
Net increase (decrease)
in net assets resulting
from operations                        (1,222)       (9,865)        (804)     (18,487)     (10,334)     (41,902)      (1,683,758)
                                       ======        ======         ====      =======      =======      =======       ==========

Contract transactions
Contract purchase payments             60,744        61,221       18,803      134,464       81,720      420,683       14,293,591
Net transfers(2)                       13,160        66,042       13,952       81,987       68,019       71,945        7,096,813
Annuity payments                           --            --           --           --           --           --          (23,767)
Contract terminations:
   Surrender benefits and
   contract charges                        --           (58)         (49)        (118)          --          (34)         (59,961)
                                      -------         -----        -----        -----    ---------         ----            -----
Increase (decrease)
from transactions                      73,904       127,205       32,706      216,333      149,739      492,594       21,306,676
                                      -------         -----        -----        -----    ---------         ----            -----
Net assets at beginning of year            --            --           --           --           --           --            2,828
                                      -------         -----        -----        -----    ---------         ----            -----
Net assets at end of year            $ 72,682      $117,340      $31,902    $ 197,846    $ 139,405    $ 450,692     $ 19,625,746
                                     ========      ========      =======    =========    =========    =========     ============

Accumulation unit activity
Units outstanding at
beginning of year                          --            --           --           --           --           --
Contract purchase payments             78,893        71,278       19,733      127,672       79,605      414,247
Net transfers(2)                       17,193        84,112       15,061       88,033       72,427       73,029
Contract terminations:
   Surrender benefits and
   contract charges                        --           (82)         (53)        (128)          --          (37)
                                      -------         -----        -----        -----    ---------         ----
Units outstanding at end of year       96,086       155,308       34,741      215,577      152,032      487,239
                                       ======       =======       ======      =======      =======      =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise  Life's  fixed  account.
See  accompanying  notes  to  financial statements.




American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                               Segregated Asset Subaccounts
Operations                               PCMG1(1)     PMGD1(1)     PNDM1(1)     PSCA1(1)     PCAP1(2)      PVAL1(2)
Investment income (loss)-- net               $  1         $ 12         $  1         $  1         $  6          $  4
Net change in unrealized
appreciation or depreciation
of investments                                 --            6           34           21           51            23
                                              ---          ---          ---        -----       ------        ------
Net increase (decrease)
in net assets resulting
from operations                                 1           18           35           22           57            27
                                                =           ==           ==           ==           ==            ==

Contract transactions
Contract purchase payments                    261          261          261          260          260           260
                                              ---          ---          ---          ---          ---           ---
Net assets at
beginning of year                              --           --           --           --           --            --
                                              ---          ---          ---        -----       ------        ------
Net assets at end of year                    $262         $279         $296         $282         $317          $287
                                             ====         ====         ====         ====         ====          ====

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --           --            --
Contract purchase payments                    260          259          257          254          251           258
                                              ---          ---          ---          ---          ---           ---
Units outstanding at
end of year                                   260          259          257          254          251           258
                                              ===          ===          ===          ===          ===           ===

(1) For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express New Solutions
Variable Annuity (SM)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                               Segregated Asset Subaccounts
                                                                                             Combined
                                                                                             Variable
Operations                               PMDC1(1)     PSMC1(1)     PMSS1(1)     PGIN1(1)      Account
Investment income (loss)-- net               $  1          $--          $--          $--       $   26
Net change in unrealized
appreciation or depreciation
of investments                                 37           89            9           (6)         264
                                               --           --            -           --          ---
Net increase (decrease)
in net assets resulting
from operations                                38           89            9           (6)         290
                                               ==           ==            =           ==          ===

Contract transactions
Contract purchase payments                    195          260          260          260        2,538
                                              ---          ---          ---          ---        -----
Net assets at
beginning of year                              --           --           --           --           --
                                              ---          ---          ---        -----       ------
Net assets at end of year                    $233         $349         $269         $254       $2,828
                                             ====         ====         ====         ====       ======

Accumulation unit activity
Units outstanding at
beginning of year                              --           --           --           --
Contract purchase payments                    188          243          260          262
                                              ---          ---          ---          ---
Units outstanding at
end of year                                   188          243          260          262
                                              ===          ===          ===          ===

(1) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity(SM)

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.



---------------- ----------------------------------- ---------------------------
Subaccount       Invests exclusively in shares of    Investment Manager
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UCMG1            AXP(R) Variable Portfolio - Cash    IDS Life Insurance
UCMG4            Management Fund                     Company (1)
PCMG1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UFIF2            AXP(R) Variable Portfolio - Federal IDS Life Insurance
UFIF3            Income Fund                         Company (1)
UFIF4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UMGD2            AXP(R) Variable Portfolio - Managed IDS Life Insurance
UMGD4            Fund                                Company (1)
PMGD1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UNDM4            AXP(R) Variable Portfolio - New     IDS Life Insurance
PNDM1            Dimensions Fund(R)                  Company (1)
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
USPF1            AXP(R)Variable Portfolio - S&P 500  IDS Life Insurance
USPF2            Index Fund                          Company (1)
USPF3
USPF4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
USCA1            AXP(R) Variable Portfolio - Small   IDS Life Insurance
USCA4            Cap Advantage Fund                  Company (2)
PSCA1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UCAP1            AIM V.I. Capital Appreciation Fund  A I M Advisors, Inc.
UCAP2
UCAP4
PCAP1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UDDT1            AIM V.I. Dent Demographic Trends    A I M Advisors, Inc.
UDDT2            Fund
UDDT3
UDDT4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UVAL1            AIM V.I. Value Fund                 A I M Advisors, Inc.
UVAL2
UVAL4
PVAL1
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UGIP1            Alliance VP Growth & Income         Alliance Capital
UGIP2            Portfolio (Class B)                 Management, L.P.
UGIP3
UGIP4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UPRG1            Alliance VP Premier Growth          Alliance Capital
UPRG2            Portfolio (Class B)                 Management, L.P.
UPRG3
UPRG4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UTEC1            Alliance VP Technology Portfolio    Alliance Capital
UTEC2            (Class B)                           Management, L.P.
UTEC3
UTEC4
---------------- ----------------------------------- ---------------------------

------------- ----------------------------------- ------------------------------
Subaccount    Invests exclusively in shares of    Investment Manager
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UEGL1         Evergreen VA Global Leaders Fund    Evergreen Investment
UEGL2                                             Management Company, LLC
UEGL3
UEGL4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UEGI1         Evergreen VA Growth and Income      Evergreen Investment
UEGI2         Fund                                Management Company, LLC
UEGI3
UEGI4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UEMS1         Evergreen VA Masters Fund           Evergreen Investment
UEMS2                                             Management(3)
UEMS3
UEMS4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UEOM1         Evergreen VA Omega Fund             Evergreen Investment
UEOM2                                             Management Company, LLC
UEOM3
UEOM4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UESC1         Evergreen VA Small Cap Value Fund   Evergreen Investment
UESC2                                             Management Company, LLC
UESC3
UESC4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UESI2         Evergreen VA Strategic Income Fund  Evergreen Investment
UESI3                                             Management Company, LLC
UESI4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UMDC1         Fidelity VIP III Mid Cap            Fidelity Management &
UMDC2         Portfolio (Service Class)           Research Company (FMR)(4)
UMDC4
PMDC1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UCOF1         Fidelity VIP Contrafund(R)          Fidelity Management &
UCOF2         Portfolio (Service Class)           Research Company (FMR)(4)
UCOF3
UCOF4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UHIP1         Fidelity VIP High Income            Fidelity Management &
UHIP2         Portfolio (Service Class)           Research Company (FMR)(4)
UHIP3
UHIP4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
USMC1         FTVIPT Franklin Small Cap Fund -    Franklin Advisers, Inc.
USMC2         Class 2
USMC4
PSMC1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UMSS1         FTVIPT Mutual Shares Securities     Franklin Mutual Advisers,
UMSS2         Fund - Class 2                      LLC
UMSS4
PMSS1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UDMS2         FTVIPT Templeton Developing         Templeton Asset
UDMS3         Markets Securities Fund - Class 2   Management Ltd.
UDMS4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UINT1         FTVIPT Templeton International      Templeton Investment
UINT3         Securities Fund - Class 2           Counsel, LLC
UINT4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UGRS1         MFS(R) Investors Growth Stock       MFS Investment Management(R)
UGRS2         Series - Service Class
UGRS3
UGRS4
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UNDS1         MFS(R) New Discovery Series -       MFS Investment Management(R)
UNDS2         Service Class
UNDS4
PSND1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UTRS1         MFS(R) Total Return Series -        MFS Investment Management(R)
UTRS2         Service Class
UTRS4
PSTR1
------------- ----------------------------------- ------------------------------
------------- ----------------------------------- ------------------------------
UGIN2         Putnam VT Growth and Income Fund    Putnam Investment
UGIN4         - Class IB Shares                   Management, LLC
PGIN1
------------- ----------------------------------- ------------------------------

---------------- ----------------------------------- ---------------------------
Subaccount       Invests exclusively in shares of    Investment Manager
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UINO1            Putnam VT International New         Putnam Investment
UINO2            Opportunities Fund - Class IB       Management, LLC
UINO3            Shares
UINO4
---------------- ----------------------------------- ---------------------------
---------------- ----------------------------------- ---------------------------
UVIS1            Putnam VT Vista Fund - Class IB     Putnam Investment
UVIS2            Shares                              Management, LLC
UVIS3
UVIS4
---------------- ----------------------------------- ---------------------------


(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) Evergreen  Investment   Management  Company,  LLC,  MFS  Institutional
    Advisors Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc. are the sub-investment advisers.
(4) FMR U.K. and FMR Far East are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 0.85% or 1.10% of the average daily net assets of the subaccounts, depending on whether the contract is qualified or non-qualified.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $40 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $40 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 2000 were as follows:

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                        Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCMG1            AXP(R)Variable Portfolio -      54,849           $1.00
UCMG4            Cash Management Fund           633,071            1.00
PCMG1                                               365            1.00
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UFIF2            AXP(R)Variable Portfolio -       2,519           10.17
UFIF3            Federal Income Fund              1,531           10.17
UFIF4                                             3,493           10.17
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UMGD2            AXP(R)Variable Portfolio -       2,235           17.68
UMGD4            Managed Fund                       147           17.68
PMGD1                                               313           17.68
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UNDM4            AXP(R)Variable Portfolio -       1,539           19.21
PNDM1            New Dimensions Fund(R)         107,776           19.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USPF1            AXP(R)Variable Portfolio -         753            9.00
USPF2            S&P 500 Index Fund                 246            9.00
USPF3                                             3,407            9.00
USPF4                                            11,265            9.00
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USCA1            AXP(R)Variable Portfolio -         172           11.20
USCA4            Small Cap Advantage Fund             9           11.20
PSCA1                                             8,663           11.20
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCAP1            AIM V.I. Capital                  364            30.84
UCAP2            Appreciation Fund               4,290            30.84
UCAP4                                            8,778            30.84
PCAP1                                           39,760            30.84
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UDDT1            AIM V.I. Dent Demographic        1,262            8.21
UDDT2            Trends Fund                     15,068            8.21
UDDT3                                               757            8.21
UDDT4                                            15,305            8.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UVAL1            AIM V.I. Value Fund              1,742           27.31
UVAL2                                             9,614           27.31
UVAL4                                            19,889           27.31
PVAL1                                           162,312           27.31
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UGIP1            Alliance VP Growth & Income      1,304           23.06
UGIP2            Portfolio (Class B)              1,652           23.06
UGIP3                                             8,993           23.06
UGIP4                                            12,172           23.06
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UPRG1            Alliance VP Premier Growth       1,176           31.93
UPRG2            Portfolio (Class B)             10,646           31.93
UPRG3                                            10,495           31.93
UPRG4                                            17,198           31.93
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UTEC1            Alliance VP Technology           1,132           24.90
UTEC2            Portfolio (Class B)              5,353           24.90
UTEC3                                             7,513           24.90
UTEC4                                            12,692           24.90
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEGL1            Evergreen VA Global Leaders        522           14.40
UEGL2            Fund                             4,318           14.40
UEGL3                                             1,143           14.40
UEGL4                                               283           14.40
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEGI1            Evergreen VA Growth and          1,591           16.46
UEGI2            Income Fund                      1,071           16.46
UEGI3                                             1,354           16.46
UEGI4                                             366             16.46
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEMS1            Evergreen VA Masters Fund        2,669           11.09
UEMS2                                             3,454           11.09
UEMS3                                               245           11.09
UEMS4                                             5,386           11.09
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEOM1            Evergreen VA Omega Fund          4,508           16.97
UEOM2                                            13,027           16.97
UEOM3                                             8,143           16.97
UEOM4                                            33,339           16.97
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------

---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                     Shares           NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UESC1            Evergreen VA Small Cap Value     1,006           11.70
UESC2            Fund                             3,260           11.70
UESC3                                                32           11.70
UESC4                                               737           11.70
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UESI2            Evergreen VA Strategic             750            9.01
UESI3            Income Fund                      2,813            9.01
UESI4                                                11            9.01
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UMDC1            Fidelity VIP III Mid Cap         1,327           20.22
UMDC2            Portfolio (Service Class)        7,997           20.22
UMDC4                                            12,809           20.22
PMDC1                                            16,493           20.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCOF1            Fidelity VIP Contrafund(R)         168           23.67
UCOF2            Portfolio (Service Class)        7,082           23.67
UCOF3                                                95           23.67
UCOF4                                             7,731           23.67
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UHIP1            Fidelity VIP High Income           401            8.15
UHIP2            Portfolio (Service Class)        2,724            8.15
UHIP3                                             5,708            8.15
UHIP4                                             5,025            8.15
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USMC1            FTVIPT Franklin Small Cap        2,194           21.14
USMC2            Fund - Class 2                   8,131           21.14
USMC4                                            14,663           21.14
PSMC1                                            49,185           21.14
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UMSS1            FTVIPT Mutual Shares             1,608           14.22
UMSS2            Securities Fund - Class 2          548           14.22
UMSS4                                             1,121           14.22
PMSS1                                                28           14.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UDMS2            FTVIPT Templeton Developing        345            5.22
UDMS3            Markets Securities Fund -        2,869            5.22
UDMS4            Class 2                            687            5.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UINT1            FTVIPT Templeton                 1,215           18.67
UINT3            International Securities         2,826           18.67
UINT4            Fund - Class 2                   2,668           18.67
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UGRS1            MFS(R)Investors Growth Stock       250           12.98
UGRS2            Series - Service Class           5,045           12.98
UGRS3                                             5,461           12.98
UGRS4                                            13,490           12.98
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UNDS1            MFS(R)New Discovery Series -     1,611           16.59
UNDS2            Service Class                      400           16.59
UNDS4                                             4,475           16.59
PSND1                                             1,836           16.59
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UTRS1            MFS(R)Total Return Series -      2,659           19.56
UTRS2            Service Class                    4,896           19.56
UTRS4                                             7,745           19.56
PSTR1                                             1,242           19.56
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UGIN2            Putnam VT Growth and Income      1,269           25.76
UGIN4            Fund - Class IB Shares             713           25.76
PGIN1                                             5,849           25.76
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UINO1            Putnam VT International New      3,481           13.67
UINO2            Opportunities Fund - Class       4,760           13.67
UINO3            IB Shares                        5,052           13.67
UINO4                                             8,155           13.67
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UVIS1            Putnam VT Vista Fund - Class     1,628           19.60
UVIS2            IB Shares                        8,487           19.60
UVIS3                                             6,811           19.60
UVIS4                                            22,781           19.60
---------------- ------------------------------ ---------------- ---------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                   Year ended Dec. 31,

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                          2000            1999
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCMG1(1)         AXP(R)Variable Portfolio -        54,938              --
UCMG4(1)         Cash Management Fund             731,789              --
PCMG1(2)                                              111             261
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UFIF2(1)         AXP(R)Variable Portfolio -        25,351              --
UFIF3(1)         Federal Income Fund               15,368              --
UFIF4(1)                                           35,304              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UMGD2(1)         AXP(R)Variable Portfolio -        41,174              --
UMGD4(1)         Managed Fund                       2,684              --
PMGD1(2)                                            5,692             273
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UNDM4(1)         AXP(R)Variable Portfolio -        29,739              --
PNDM1(2)         New Dimensions Fund(R)         2,571,320             262
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USPF1(1)         AXP(R)Variable Portfolio -         6,810              --
USPF2(1)         S&P 500 Index Fund                 2,348              --
USPF3(1)                                           32,298              --
USPF4(1)                                          103,234              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
USCA1(1)         AXP(R)Variable Portfolio -         2,202              --
USCA4(1)         Small Cap Advantage Fund             193              --
PSCA1(2)                                          102,109             261
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UCAP1(1)         AIM V.I. Capital                  13,077              --
UCAP2(1)         Appreciation Fund                143,169              --
UCAP4(1)                                          306,870              --
PCAP1(2)                                        1,547,572             266
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UDDT1(1)         AIM V.I. Dent Demographic         10,893              --
UDDT2(1)         Trends Fund                      150,296              --
UDDT3(1)                                            7,378              --
UDDT4(1)                                          137,674              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UVAL1(1)         AIM V.I. Value Fund               54,940              --
UVAL2(1)                                          275,781              --
UVAL4(1)                                          781,270              --
PVAL1(2)                                        5,300,588             264
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UGIP1(1)         Alliance VP Growth & Income       29,267              --
UGIP2(1)         Portfolio (Class B)               36,459              --
UGIP3(1)                                          202,414              --
UGIP4(1)                                          276,328              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UPRG1(1)         Alliance VP Premier Growth        40,724              --
UPRG2(1)         Portfolio (Class B)              380,716              --
UPRG3(1)                                          390,354              --
UPRG4(1)                                          808,606              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UTEC1(1)         Alliance VP Technology            31,905              --
UTEC2(1)         Portfolio (Class B)              169,230              --
UTEC3(1)                                          220,785              --
UTEC4(1)                                          350,774              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEGL1(1)         Evergreen VA Global Leaders        7,753              --
UEGL2(1)         Fund                              66,085              --
UEGL3(1)                                           16,554              --
UEGL4(1)                                            4,297              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEGI1(1)         Evergreen VA Growth and           29,377              --
UEGI2(1)         Income Fund                       17,776              --
UEGI3(1)                                           21,734              --
UEGI4(1)                                            6,144              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEMS1(1)         Evergreen VA Masters Fund         35,437              --
UEMS2(1)                                           41,004              --
UEMS3(1)                                            2,806              --
UEMS4(1)                                           61,464              --
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
UEOM1(1)         Evergreen VA Omega Fund           90,371              --
UEOM2(1)                                          260,395              --
UEOM3(1)                                          170,590              --
UEOM4(1)                                          860,447              --
---------------- ------------------------------ ---------------- ---------------

                                                     Year ended Dec. 31,

---------------- ---------------------------- ---------------- ---------------
Subaccount       Investment                        2000            1999
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UESC1(1)         Evergreen VA Small Cap Value      11,394            --
UESC2(1)         Fund                              37,363            --
UESC3(1)                                              360            --
UESC4(1)                                            8,189            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UESI2(1)         Evergreen VA Strategic             7,219           --
UESI3(1)         Income Fund                       28,437           --
UESI4(1)                                              206            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UMDC1(1)         Fidelity VIP III Mid Cap          25,993            --
UMDC2(1)         Portfolio (Service Class)        157,027            --
UMDC4(1)                                          256,940            --
PMDC1(2)                                          321,122           196
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UCOF1(1)         Fidelity VIP Contrafund(R)         4,286            --
UCOF2(1)         Portfolio (Service Class)        166,801            --
UCOF3(1)                                            2,296            --
UCOF4(1)                                          185,327            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UHIP1(1)         Fidelity VIP High Income           3,430            --
UHIP2(1)         Portfolio (Service Class)         23,718            --
UHIP3(1)                                           52,333            --
UHIP4(1)                                           40,956            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
USMC1(1)         FTVIPT Franklin Small Cap         52,043            --
USMC2(1)         Fund - Class 2                   184,098            --
USMC4(1)                                          333,981            --
PSMC1(2)                                        1,247,897           260
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UMSS1(1)         FTVIPT Mutual Shares              22,082            --
UMSS2(1)         Securities Fund - Class 2          7,691            --
UMSS4(1)                                           15,204            --
PMSS1(2)                                              108           260
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UDMS2(1)         FTVIPT Templeton Developing        1,886            --
UDMS3(1)         Markets Securities Fund -         25,343            --
UDMS4(1)         Class 2                            3,691            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UINT1(1)         FTVIPT Templeton                  22,115            --
UINT3(1)         International Securities          50,739            --
UINT4(1)         Fund - Class 2                    49,500            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UGRS1(1)         MFS(R)Investors Growth Stock       3,369            --
UGRS2(1)         Series - Service Class            67,964            --
UGRS3(1)                                           71,706            --
UGRS4(1)                                          186,001            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UNDS1(1)         MFS(R)New Discovery Series -      25,753            --
UNDS2(1)         Service Class                      6,651            --
UNDS4(1)                                           71,196            --
PSND1(1)                                           28,037           265
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UTRS1(1)         MFS(R)Total Return Series -       48,982            --
UTRS2(1)         Service Class                     92,147            --
UTRS4(1)                                          147,008            --
PSTR1(1)                                           23,693           260
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UGIN2(1)         Putnam VT Growth and Income       31,873            --
UGIN4(1)         Fund - Class IB Shares            17,968            --
PGIN1(2)                                          143,866           260
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UINO1(1)         Putnam VT International New       49,989            --
UINO2(1)         Opportunities Fund - Class        68,316            --
UINO3(1)         IB Shares                         70,335            --
UINO4(1)                                          123,866            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
UVIS1(1)         Putnam VT Vista Fund - Class      32,867            --
UVIS2(1)         IB Shares                        185,495            --
UVIS3(1)                                          160,800            --
UVIS4(1)                                          494,881            --
---------------- ---------------------------- ---------------- ---------------
---------------- ---------------------------- ---------------- ---------------
                 Combined Variable Account    $22,624,506        $3,088
---------------- ---------------------------- ---------------- ---------------

(1) Operations commenced on May 30, 2000.
(2) Operations commenced on Nov. 9, 1999.

PART C.

Item 24.      Financial Statements and Exhibits

(a)   Financial Statements included in Part A of this Registration Statement:

      American Enterprise Life Insurance Company

      Report of Independent Auditors dated Feb. 8, 2001.
      Balance sheets as of Dec. 31, 2000 and 1999.
      Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended Dec. 31, 2000.
      Statements of Cash Flows for the years ended Dec. 31, 2000, 1999 and 1998. Notes to Financial Statements.

      Financial Statements included in Part B of this Registration Statement:

      American Enterprise Variable Annuity Account

      Report of Independent Auditors dated March 23, 2001.
      Statements of Net Assets for the year ended Dec. 31, 2000.
      Statements of Operations for the period ended Dec. 31, 2000.
      Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 15 additional Subaccounts within the separate account dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.3 Resolution of the board of Directors of American Enterprise Life establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

2.       Not applicable.

3. Form of Selling Agreement, filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

4.1 Form of Deferred Annuity Contract (form 240343), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.2      Form of Performance Credit Rider (form 240349), filed electronically as
         Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb 11, 2000, is incorporated by reference.

4.3 Form of Maximum Anniversary Value Death Benefit Rider (240346), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 240350), filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.5      Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.6 Form of SEP-IRA (form 43433) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

5. Form of Variable Annuity Application (form 240345), filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically as
         Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American
         Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.2(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.2(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.3 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.4 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered dated April 27, 2001, filed electronically herewith.

10.      Consent  of  Independent   Auditors   dated  April  23,  2001,   filed
         electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297 filed on or about April 28, 2000, is incorporated by reference.

14.      Not applicable.

15. Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement
         333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or
           Registrant

         American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.

                                                              Jurisdiction of
                   Name of Subsidiary                          Incorporation
                   ------------------                         ---------------
I. Travel Related Services

     American Express Travel Related Services Company, Inc.     New York

II. International Banking Services

     American Express Bank Ltd.                                 Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                     Minnesota
     American Centurion Life Assurance Company                  New York
     American Enterprise Investment Services Inc.               Minnesota
     American Enterprise Life Insurance Company                 Indiana
     American Express Asset Management Group Inc.               Minnesota
     American Express Asset Management International Inc.       Delaware
     American Express Asset Management International
       (Japan) Ltd.                                             Japan
     American Express Asset Management Ltd.                     England
     American Express Client Service Corporation                Minnesota
     American Express Corporation                               Delaware
     American Express Financial Advisors Inc.                   Delaware
     American Express Financial Corporation                     Delaware
     American Express Insurance Agency of Arizona Inc.          Arizona
     American Express Insurance Agency of Idaho Inc.            Idaho
     American Express Insurance Agency of Nevada Inc.           Nevada
     American Express Insurance Agency of Oregon Inc.           Oregon
     American Express Minnesota Foundation                      Minnesota
     American Express Property Casualty Insurance Agency
       of Kentucky Inc.                                         Kentucky
     American Express Property Casualty Insurance Agency
       of Maryland Inc.                                         Maryland
     American Express Property Casualty Insurance Agency
       of Pennsylvania Inc.                                     Pennsylvania
     American Express Trust Company                             Minnesota
     American Partners Life Insurance Company                   Arizona
     IDS Cable Corporation                                      Minnesota
     IDS Cable II Corporation                                   Minnesota
     IDS Capital Holdings Inc.                                  Minnesota
     IDS Certificate Company                                    Delaware
     IDS Futures Corporation                                    Minnesota
     IDS Insurance Agency of Alabama Inc.                       Alabama
     IDS Insurance Agency of Arkansas Inc.                      Arkansas
     IDS Insurance Agency of Massachusetts Inc.                 Massachusetts
     IDS Insurance Agency of New Mexico Inc.                    New Mexico
     IDS Insurance Agency of North Carolina Inc.                North Carolina
     IDS Insurance Agency of Utah Inc.                          Utah
     IDS Insurance Agency of Wyoming Inc.                       Wyoming
     IDS Life Insurance Company                                 Minnesota
     IDS Life Insurance Company of New York                     New York
     IDS Management Corporation                                 Minnesota
     IDS Partnership Services Corporation                       Minnesota
     IDS Plan Services of California, Inc.                      Minnesota
     IDS Property Casualty Insurance Company                    Wisconsin
     IDS Real Estate Services, Inc.                             Delaware
     IDS Realty Corporation                                     Minnesota
     IDS Sales Support Inc.                                     Minnesota
     IDS Securities Corporation                                 Delaware
     Investors Syndicate Development Corp.                      Nevada
     Public Employee Payment Company                            Minnesota

Item 27.   Number of Contract owners

           Not applicable.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $32,468,381           $662,606             None                  None
Financial Advisors
Inc.



Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

           (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2001.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                      (Sponsor)

                         By /s/       Carol A. Holton*
                                      Carol A. Holton
                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.

Signature                                           Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     Gumer C. Alvero                      Executive Vice President - Annuities

/s/  Carol A. Holton*                     Director, Vice President and Chief
     Carol A. Holton                      Executive Officer

                                          Director
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
     Teresa J. Rasmussen                  Counsel and Secretary

/s/  Stuart A. Sedlacek*                  Executive Vice President
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     David L. Yowan

*Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement 333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.



By: /s/ Mary Ellyn Minenko
        Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT
  NO. 333-92297

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.